Exhibit 99.5

Exception Standard Report - Beachpoint RCO

Run Date - 10/13/2017 11:19:26 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
4135632			4135632	4507		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/25/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/28/2017	1	Missing Document: Certificate of Good Standing not provided		The document in file is dated 10/12/2016. Unable to confirm current good standing.		Reviewer Comment (2017-08-28): Set in error - COGS was current at the time of origination.
4135385			4135385	4778		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/25/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance documents in file do not appear to confirm replacement cost coverage.		Reviewer Comment (2017-08-29): Set in error - replacement cost new on the appraisal is covered.
4114120			4114120	6569		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/23/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.		Per guidelines an enhanced desk review product is required on all transactions. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required. An enhanced desk review is not apparent in file.		Reviewer Comment (2017-08-28): Set in error - note date is long before the guidelines ren which added this requirement.
1633988			1633988	2833		Purchase	Investment				Loan Review Complete	11/03/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/18/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1637116			1637116	4517		Purchase	Investment				Loan Review Complete	11/04/2016	Fix and Flip	General	Credit	Cleared	11/21/2016	1	Borrowing entity is an LLC with no Corporate Resolution in the file.				Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared as both members on the operating agreement signed on behalf of the entity.
1634242			1634242	4518		Refinance Cash-out - Other	Investment				Loan Review Complete	11/03/2016	Fix and Flip	General	Credit	Cleared	12/01/2016	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.		11/21/16 Trailing comments reviewed and exception remains as good standing must be documented around the time of closing. The potential for incidents affecting good standing since the time of formation exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
1636900			1636900	2924		Purchase	Investment				Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1746359			1746359	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/22/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2064122			2064122	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	01/05/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2487490	2487490	2904	Purchase	Investment	Loan Review Complete	03/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/22/2017	1	Missing Document: Guarantor Agreement not provided	Seller Comment (2017-03-17): PG not required

Reviewer Comment (2017-03-20): File does not contain exception approval for Guarantor Agreement not being required.

Seller Comment (2017-03-20): This is an Non-recourse IRA Loan.  Per the guidelines, 401(k)/IRA loans are non-recourse in nature and do not require a personal guarantee.

																							Reviewer Comment (2017-03-22): Confirmed with additional review of guidelines. Exception cleared.
2063192			2063192	3831		Purchase	Investment				Loan Review Complete	01/05/2017	Credit	Misc	Credit	Cleared	01/25/2017	1	Credit Exception:		Guidelines require evidence of an attempt to order credit on a Foreign National Borrower. This was not apparent in file.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2063259	2063259	3831	Purchase	Investment	Loan Review Complete	01/05/2017	Credit	Misc	Credit	Waived	01/30/2017	2	Credit Exception:	An overseas account with is needed to meet the funds to close and reserve requirement. The statements are in file, however, the form of currency is not apparent on the statements and is required. Furthermore, if the currency is other than US dollars an illustration of the exchange rate is needed.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-01-25): 1/25/17 Trailing comments reviewed and exception could not be cleared. The exchange rate was applied and it is now apparent that insufficient reserves were documented. Foreign Nationals are required to have 12 months' reserves after closing (net of down payment) per guidelines. A total of $52,870 was documented, which only supports $3,871.42 in reserves.

Reviewer Comment (2017-01-30): Comment input

Reviewer Comment (2017-01-30): Waive per client

																							Reviewer Comment (2017-01-30): Borrower has established US credit with scores 786, 790, and 813, and no derogatory items. Properties debt servicing at 2+. Majority of funds used to qualify were in US based account. Borrower showed transfer of funds without loss from UK based account, 25% adjustment for foreign accounts based on assumption of cost to transfer and convert currency.
2061974			2061974	6569		Purchase	Investment				Loan Review Complete	01/05/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/25/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-25): 1/25/17 Per CSM and client email this is no longer a requirement.
1638290			1638290	2798		Refinance Rate/Term	Investment		IL		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/05/2016	1	Missing Document: Missing Final 1003		All members of the entity (, LP, Corporation, etc.) must individually sign the loan application. 11/21/16 Trailing comments reviewed and exception remains as section 2.4 of the guidelines reflects that all members of the entity must individually sign the loan application.		Reviewer Comment (2016-12-05): Received copy of electronic application
1633771			1633771	2833		Refinance Rate/Term	Investment		IL		Loan Review Complete	11/03/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/18/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1638421	1638421	2865	Refinance Rate/Term	Investment	IL	Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/21/2016	1	Missing Document: Power of Attorney (POA) not provided	POA given by way of corp resolution page 62. Unable to determine if this document meets Lender's guidelines. Lender consideration required.

POA document must be recorded immediately prior to the closing documents;
																					• All signatures effectuated through the POA should sign the borrower name and include the POA signature underneath with the following verbiage “as attorney in fact.”		Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared. Lender comments: Foreign national borrower, therefore personal guarantee is not appropriate to give authority to sign on behalf of entity. Rather corporate resolution in closing documents executed by general and limited partner gives s specific authority to sign all document required to effectuate said refinance of the property commonly known as on behalf of the LLLP. The signatory is therefore an authorized signor rather than an attorney in fact.
1638294			1638294	3831		Refinance Rate/Term	Investment		IL		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/21/2016	1	Credit Exception:		Borrower(s) must provide a copy of the fully executed operating agreement certifying that the borrower(s) is an authorized signer on behalf of the or other corporate entity and has the power to mortgage the security property for the purpose of securing a loan. If the operating agreement does not clearly identify the powers of the managing partners, additional documentation, including organizational meeting minutes, may be required. Alternatively, all entity members may be required to sign the Note and Security Instrument		Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared as it was added in error. All required documents are in the original file.
2063631			2063631	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	01/05/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2611787	2611787	2904	Purchase	Investment	Loan Review Complete	03/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/30/2017	1	Missing Document: Guarantor Agreement not provided	Seller Comment (2017-03-28): Loan is an IRA/ 401(k) non-recourse loan. Per the guidelines IRA loans do not require a Personal Guarantee

																							Reviewer Comment (2017-03-30): 3/30/17 Trailing comments reviewed and exception cleared as it was set in error.
2611742	2611742	572	Purchase	Investment	Loan Review Complete	03/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/31/2017	1	1003 Error: Marital Status was not provided	Seller Comment (2017-03-28): We do not require 1003 applications. Attached is our Rental30 application

Reviewer Comment (2017-03-30): 3/30/17 Unable to clear as the Guarantor lives in a community property state and his/ her marital status cannot be determined.  Unable to determine if spousal consent is required.

Seller Comment (2017-03-30): Borrower did not sign a personal guaranty as this is a non-recourse IRA loan therefore spousal consent would not apply.

																							Reviewer Comment (2017-03-31): 3/31/17 Trailing comments reviewed and exception cleared. Spousal consent not required as there is no Guarantor (non recourse IRA loan).
1636654			1636654	2798		Refinance Rate/Term	Investment		OK		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/21/2016	1	Missing Document: Missing Final 1003		Section 4.2 of the Guidelines requires that all members sign an application. This document will also assist in revealing SSN's, citizenship, etc.		Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared. Per client applications submitted through the One Capital, website are electronically signed to represent, warrant and certify the information on the application.
1636554			1636554	2800		Refinance Rate/Term	Investment		OK		Loan Review Complete	11/04/2016	Credit	Credit Documentation	Credit	Cleared	12/01/2016	1	Missing Document: Credit Report not provided		Per guidelines an RMCR or Tri-Merged credit report must be received for all members of the borrowing entity and the minimum fico score must be met by both. If members are both foreign nationals the guidelines indicate that a credit report order attempt will be conducted. Evidence of either is not apparent in file. 11/21/16 Trailing comments reviewed and exception remains. Per section 2.1 of the guidelines those who claim to be foreign nationals will be checked for credit history. This was not apparent in file.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
1636460			1636460	2924		Refinance Rate/Term	Investment		OK		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Trailing comments reviewed and exception remains. Per section 2.1 of the guidelines those who claim to be foreign nationals will be checked for credit history. This was not apparent in file. Upon receipt of the attempted credit check it will be determined if this exception is applicable.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
1750137			1750137	2924		Purchase	Investment				Loan Review Complete	11/22/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file for each borrower reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1750188			1750188	3831		Purchase	Investment				Loan Review Complete	11/22/2016	Credit	Misc	Credit	Cleared	12/23/2016	1	Credit Exception:		Tax returns are required to be signed per guidelines.		Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1750773			1750773	3831		Purchase	Investment				Loan Review Complete	11/22/2016	Credit	Misc	Credit	Cleared	01/03/2017	1	Credit Exception:		Blanket hazard insurance declaration page in file does not confirm that rent loss coverage is in effect for the 8 subject properties. This is required per guidelines.		Reviewer Comment (2017-01-03): 1/3/17 Trailing docs reviewed and exception cleared
1751501			1751501	4055		Purchase	Investment				Loan Review Complete	11/22/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Track Record Report not provided		Based on the documentation in file we are unable to determine the extent of the landlord experience, which is needed in order to confirm any additional requirements per guidelines.		Reviewer Comment (2017-01-03): 1/3/17 Trailing docs reviewed and exception cleared
1751469			1751469	5382		Purchase	Investment				Loan Review Complete	11/22/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	12/23/2016	1	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
2621349			2621349	4065		Refinance	Investment				Loan Review Complete	03/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/30/2017	1	Missing Document: Background Check not provided				Seller Comment (2017-03-28): Riskview Report Attached Reviewer Comment (2017-03-30): 3/30/17 Trailing documents reviewed and exception cleared.
1648803			1648803	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		This property was sold within last 24 months, value increased more than 50%, and FICO is under 700. Per guidelines this requires further underwriting to cause and support increase in value which is not found in loan file.		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared. Lender exception approval is apparent within the trailing docs.
1721641	1721641	4778	Refinance Cash-out - Debt Consolidation	Investment	NJ	Loan Review Complete	11/18/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .	Reviewer Comment (2016-11-30): 11/30/16 Guide indicates coverage must in no event be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.

																							Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1636205			1636205	2833		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
1636029			1636029	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Waived	11/21/2016	2	Credit Exception:		Tri- merge credit report is required per guidelines to reflect at least 2 scores. This was not apparent in file. 650 is the minimum score allowed.	Guideline variance approved by lender at time of origination Guideline variance approved by lender at time of origination	Reviewer Comment (2016-11-21): Canadian resident (Foreign National) approved without the required 2 credit scores. Lender approved exception to allow for usage of a prior short term loan with a minimal pay history as the second alternative credit reference.
1636084			1636084	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		Certificate of Incumbency in file was not signed by both owners of the borrowing entity.		Reviewer Comment (2016-11-16): 11/16/16 Trailing comments reviewed and exception cleared as guidelines do not require that all owners sign this document. Furthermore, the other owner confirmed his percentage via email.
1635133			1635133	4065		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/03/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Background Check not provided		Missing Background Check for , 50% owner of Borrowing Entity. Per Guidelnes, a Guarantor is defined as: Corporation – any shareholder with ownership equal to or greater than 20% of outstanding shares", and further that a "Fraudguard....is Required on the Personal Guarantor(s) of any entity loan".		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared
1635251			1635251	4066		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/03/2016	Fix and Flip	General	Credit	Cleared	11/16/2016	1	Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.		It is unclear from the Guidelines if Foreign Nationals are allowed as Guarantors; the Borrower is a US Corporation, owned by the Canadian Guarantors. Although it is mentioned that the guidelines for Foreign Investors are being worked out as of 5/20/16, no final approval or exception was noted in the file.		Reviewer Comment (2016-11-16): 11/16/16 Trailing comments reviewed and exception cleared as the applicable section of the guidelines does allow Foreign Nationals.
1633617			1633617	4778		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/03/2016	Insurance	Insurance Documentation	Credit	Cleared	11/16/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require replacement cost coverage. Appraisal reflects cost to replace of . Coverage is .		Reviewer Comment (2016-11-16): Additional guidance received. Guidelines do state lower of property value or UPB of mortgage: "or policy in an amount which is not less than the lesser of 100% of the insurable value of the Mortgaged Property and the outstanding principal balance of the Mortgage Loan"
1644864			1644864	2924		Refinance Rate/Term	Investment		NY		Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Fraud Report not provided		Not in file for second Guarantor (required in guidelines).		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared as revised Fraud Report submitted reflecting both guarantors and OFAC for both.
1635075			1635075	5205		Refinance Rate/Term	Investment		NY		Loan Review Complete	11/03/2016	Credit	Credit Documentation	Credit	Cleared	11/16/2016	1	Missing Document: OFAC not provided		Not in file for second Guarantor (required in guidelines).		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared as revised Fraud Report submitted reflecting both guarantors and OFAC for both.
2288109			2288109	4507		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	02/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2288108			2288108	4513		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	02/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
1648435			1648435	2833		Refinance Rate/Term	Investment		VA		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
1648444			1648444	3831		Refinance Rate/Term	Investment		VA		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/23/2016	1	Credit Exception:		File did not contain Fraudguard, OFAC, Patriot Act and Google fraud checks on 2nd Guarantor (9% member of )		Reviewer Comment (2016-11-23): 11/23/16 Received Fraudguard
1635480			1635480	2808		Refinance Rate/Term	Investment		NJ		Loan Review Complete	11/03/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Approval not provided		No Approval or Exception Approvals were noted in the file regarding the exceptions for time since Foreclosure/DIL and for potential lack of investor experience which calls the purpose of the loan into question.		Reviewer Comment (2016-11-16): 11/16/16 Trailing comments reviewed and exception cleared as guidelines do not prohibit inexperienced investors.
1635454			1635454	2833		Refinance Rate/Term	Investment		NJ		Loan Review Complete	11/03/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
1636277			1636277	4507		Refinance Rate/Term	Investment		NJ		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Certificate of Good Standing not provided		In file is expired		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared.
1636254			1636254	4747		Refinance Rate/Term	Investment		NJ		Loan Review Complete	11/04/2016	Compliance	Federal Compliance	Compliance	Cleared	11/16/2016	1	Missing Final HUD-1		Version in file is not executed and includes the "preliminary" watermark.		Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
1635486			1635486	5808		Refinance Rate/Term	Investment		NJ		Loan Review Complete	11/03/2016	Credit	Credit Documentation	Credit	Cleared	11/16/2016	1	The landlord has no real estate experience and thus casts doubt on business purpose of loan.		Insufficient explanation of investor experience was provided in the file. Borrower has previously owned real estate; there were 2 loans which were subject to foreclosure and Deed In Lieu, however, it is not clear if the loans were for primary or investment purposes. Borrower also indicates he has rented for 3 years on the 1003, with no current mortgage reflected on the credit report.		Reviewer Comment (2016-11-16): 11/16/16 Trailing comments reviewed and exception cleared as guidelines do not prohibit inexperienced investors.
1635464			1635464	6256		Refinance Rate/Term	Investment		NJ		Loan Review Complete	11/03/2016	Credit	Credit Eligibility	Credit	Waived	11/23/2016	2	Unacceptable credit - Foreclosure within the last 36 months.		Guidelines do not allow foreclosures, short sales or deed in lieu within the last 3 years from application and borrower has had 2 foreclosures in the past 36 months based on dates in the Credit Report - insufficient documentation was provided to confirm exact date of discharge for both of the associated properties. 11/16/16 Trailing comments/ documents reviewed. The document does not confirm that it was associated with either (or both) of the trade lines with and on the credit report which reported foreclosure proceedings. Exception remains until sufficient documentation is received. 11/21/16 Trailing comments and documentation reviewed. Exception remains as the rebuttal includes a comment that the trade line met guidelines as the FC was . Guidelines, however, were not met as they indicate that they FC is not allowed when within 3 years of application date. The application date was and FC was per lender and credit report. The DIL is also not within guideline.	Guideline variance approved by lender at time of origination	Reviewer Comment (2016-11-23): Client waives the exception as the timing is less then 1 month
1635617			1635617	2833		Refinance Cash-out - Other	Investment		TN		Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
1648109			1648109	3831		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		Minimum FICO of 650 was not met. Guarantor middle FICO is 633.		Reviewer Comment (2016-11-16): 11/16/16 Trailing comments reviewed and exception cleared. Loan was grandfathered in and underwritten to August guidelines based on application date.
1648124			1648124	3831		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		Ownership percentage break down was not apparent in file for . Unable to determine which credit report/ score is to be used as guidelines require usage of the report belonging to the majority stake holder. Please note that a credit report is only in file for one of the members.		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared. The trailing document from the IRS and the tax returns in file reflect only 1 owner of the entity. This person's FICO was used.
1648133			1648133	3831		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud Report is required for all members per guidelines. This was only apparent in file for one of the Guarantors.		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared.
1515313			1515313	3861		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	10/11/2016	Property - Appraisal	General Appraisal Requirements	Property	Cleared	10/17/2016	1	Valuation Exception:		Guidelines require additional elevated underwriting review when: 1) subject sold in the past 2 years 2) increase in value by more than 50% 3) condition of C4 and 4) FICO under 700. Evidence of this additional review was not apparent in file.		Reviewer Comment (2016-10-17): 10/17/16 Trailing docs received and exception cleared
1514678			1514678	4069		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	10/11/2016	Fix and Flip	General	Credit	Cleared	10/17/2016	1	FICO score is less than required by guidelines. Investor requirements for minimum FICO score have not been met.		Borrower FICO score of 648 is less than guideline minimum requirement of 650.		Reviewer Comment (2016-10-17): 10/17/16 Guidelines prior to 9/1/16 only required a FICO of 630. Exception cleared.
1648411			1648411	3831		Refinance Rate/Term	Investment		WI		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud report is required for all Guarantors per guidelines. Only 1 Fraud Report/ OFAC check was apparent in file, while there are 3 Guarantors on the loan.		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared
1645270			1645270	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud Reports are only in file for 1 of the Guarantors. These are required for the other two Guarantors as well per guidelines.		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared.
1734389			1734389	3831		Refinance Rate/Term	Investment		CT		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The subject property was purchased within the prior 24 months and an increase in value of more than 50% is apparent. The guidelines require an additional underwriting review, which is not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing lender comments reviewed and exception cleared as the loan was underwritten to September guidelines (application was in September) which did not require further UW review.
1734465			1734465	3831		Refinance Rate/Term	Investment		CT		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		Guidelines require that the subject property be owned for at least 30 days prior to closing. This was not evident in file and the appraisal reflects a current owner which is different from the borrower/ entity name on the note/ HUD.		Reviewer Comment (2016-11-30): 11/30/16 Trailing docs (warranty deed) reviewed and exception cleared as ownership transfer was (more than 30 days prior to closing).
1721979	1721979	4778	Refinance Rate/Term	Investment	CT	Loan Review Complete	11/18/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .	Reviewer Comment (2016-11-30): 11/30/16 Guide indicates coverage must in no event be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.

																							Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1980073			1980073	4069		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	12/21/2016	Fix and Flip	General	Credit	Waived	12/28/2016	2	FICO score is less than required by guidelines. Investor requirements for minimum FICO score have not been met.		Per guidelines: 650 minimum credit score required. Borrower score of 633 is below minimum.	Guideline variance approved by lender at time of origination	Reviewer Comment (2016-12-28): Credit score approval received
1854473			1854473	3831		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1737265			1737265	3831		Refinance Rate/Term	Investment		CT		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The appraisal in file reflects that the subject property was purchased in the past 24 months and the value increased by more than 50%. Guidelines require additional underwriting review, which is not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing lender comments reviewed and exception cleared as the loan was underwritten to the September guidelines (September application date) which did not require further UW.
1737312	1737312	4778	Refinance Rate/Term	Investment	CT	Loan Review Complete	11/21/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .	Reviewer Comment (2016-11-30): 11/30/16 Guide indicates coverage must in no event be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.

																							Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1644416			1644416	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		650 is the minimum requirement per 9/1/16 guidelines. Borrower mid FICO is 636.		Reviewer Comment (2016-11-16): 11/16/16 Trailing comments reviewed and exception cleared. Loan was grandfathered in and underwritten to August guidelines based on application date.
1649270			1649270	2799		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Compliance	Cleared	11/16/2016	1	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared.
1649263			1649263	2834		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1649262			1649262	2842		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Insurance	Insurance Documentation	Credit	Cleared	11/16/2016	1	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1649264			1649264	2866		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Preliminary not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
1649267			1649267	2868		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
1649268			1649268	2876		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Security Instrument not provided		11/16/16 Trailing document reviewed and exception not clear as the notary signature date is "Oct 7 201", which is not accurate.		Reviewer Comment (2016-11-16): 2nd page includes full Notary.
1649277			1649277	2905		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Verification of Identification not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
1649525			1649525	4060		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
1649271			1649271	4061		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
1649272			1649272	5382		Purchase	Investment		NJ		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2016-11-16): Reviewer Comment (2016-11-16): Correction to verbiage. 11/16/16 Trailing document reviewed and exception cleared.
1853067			1853067	3831		Refinance Rate/Term	Investment		PA		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1853099			1853099	4778		Refinance Rate/Term	Investment		PA		Loan Review Complete	12/07/2016	Insurance	Insurance Documentation	Credit	Cleared	12/13/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost per the appraisal was ; coverage is .		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1644247			1644247	3831		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/21/2016	1	Credit Exception:		1 month reserves is required per guidelines. The legible asset documentation in file does not support this amount. 11/16/16 Trailing comments reviewed and exception remains. The activity summary in file is not legible.		Reviewer Comment (2016-11-21): 11/21/16 Trailing document reviewed and exception cleared.
1646092			1646092	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		Guidelines require further underwriting review as the subject property sold in the past 24 months and the value increased by more than 50%. Additional enhance underwriting review is not apparent in file.		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared as the lender exception approval is now apparent.
1735600			1735600	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The appraisal reflects that the subject property was purchased in the past 24 months and the value increased by more than 50%. The guidelines require additional underwriting, which was not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing document reviewed and exception cleared.
1735797			1735797	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		Certificate of Incumbency is not apparent in file for the borrowing entity (). Certificate in file is for.		Reviewer Comment (2016-11-30): 11/30/16 Corrected closing documents were included in trailing documents. Exception cleared.
1735824			1735824	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		Lease in file reflects is the landlord (rent paid to that entity), while the borrowing entity is .		Reviewer Comment (2016-11-30): 11/30/16 Corrected closing documents were included in trailing documents. Exception cleared.
1722628	1722628	4778	Refinance Cash-out - Other	Investment	WI	Loan Review Complete	11/18/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .	Reviewer Comment (2016-11-30): 11/30/16 Guide indicates coverage must in no event be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.

																							Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1735858			1735858	5398		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Fix and Flip	General	Credit	Cleared	12/07/2016	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2016-12-07): Guidelines do not require spousal consents and at this time, Beach Point is comfortable with clearing the exception.
1735668			1735668	595		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/30/2016	1	Title Error: Title vesting does not concur with deed		Title vesting and borrower name on HUD is ; Note and Security Instrument reflect .		Reviewer Comment (2016-11-30): 11/30/16 Corrected closing documents were included in trailing documents. Exception cleared.
1736540			1736540	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The appraisal reflects that the subject property was purchased in the past 24 months and the value increased by more than 50%. The guidelines require additional underwriting, which was not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing docs reviewed and exception cleared.
1722535			1722535	4778		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/18/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .		Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1736812			1736812	5398		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Fix and Flip	General	Credit	Cleared	12/07/2016	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2016-12-07): Guidelines do not require spousal consents and at this time, Beach Point is comfortable with clearing the exception.
1738618			1738618	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The appraisal reflects that the subject property was purchased in the past 24 months and the value increased by more than 50%. The guidelines require additional underwriting, which was not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing documents reviewed and exception cleared.
1738660			1738660	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		Lease in file reflects is the landlord, while the borrowing entity is .		Reviewer Comment (2016-11-30): 11/30/16 Corrected closing documents were included in trailing documents. Exception cleared.
1738708			1738708	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		Certificate of Incumbency not in file for ,(borrowing entity). The certificate in file is for .		Reviewer Comment (2016-11-30): 11/30/16 Corrected closing documents were included in trailing documents. Exception cleared.
1738763			1738763	3831		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		Fraud report and OFAC result is required for all Guarantors. This was missing for the second Guarantor.		Reviewer Comment (2016-11-30): 11/30/16 Trailing document reviewed and exception cleared.
1738667			1738667	4778		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .		Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1738743			1738743	5397		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Fix and Flip	General	Credit	Cleared	11/30/2016	1	Verification of Borrower's identity is missing.		Second Guarantor		Reviewer Comment (2016-11-30): 11/30/16 Trailing document reviewed and exception cleared.
1738773			1738773	5398		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Fix and Flip	General	Credit	Cleared	12/07/2016	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2016-12-07): Guidelines do not require spousal consents and at this time, Beach Point is comfortable with clearing the exception.
1738746			1738746	572		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/07/2016	1	1003 Error: Marital Status was not provided		Not provided for second Guarantor. Unable to determine if spousal consent is required for her.		Reviewer Comment (2016-12-07): Guidelines do not require spousal consents and at this time, Beach Point is comfortable with clearing the exception.
1738767			1738767	595		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	11/21/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/30/2016	1	Title Error: Title vesting does not concur with deed		Title vesting and borrower name on HUD is ; Note and Security Instrument reflect .		Reviewer Comment (2016-11-30): 11/30/16 Corrected closing documents were included in trailing documents. Exception cleared.
1648690			1648690	3831		Purchase	Investment		NC		Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud Report are required for all Guarantors per guidelines. This was only in file for 1 of the 2 Guarantors.		Reviewer Comment (2016-11-16): 11/16/16 Trailing document reviewed and exception cleared.
2068656			2068656	4778		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	01/05/2017	Insurance	Insurance Documentation	Credit	Cleared	01/17/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Per appraisal the estimated cost new is . Coverage amount is .		Reviewer Comment (2017-01-17): 1/17/2017 Additional review performed and exception cleared as replacement cost coverage is apparent on the declaration page in file. It appears that the agent's estimate of replacement cost is lower than the appraiser's.
2068657			2068657	6569		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	01/05/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/2017 Additional review performed and exception cleared as per email from CSM and client confirming that this is no longer a requirement.
2071448			2071448	841		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	01/06/2017	Insurance	Insurance Documentation	Credit	Cleared	01/17/2017	1	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Unable to determine DSCR. Reviewer utilized the amount on the HUD, however the insurance invoice is needed to confirm this amount.		Reviewer Comment (2017-01-17): 1/17/17 Trailing document reviewed and exception cleared
1855097			1855097	3831		Refinance Rate/Term	Investment		FL		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1852742			1852742	3831		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1642225			1642225	2833		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	11/05/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
2288401			2288401	2834		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	02/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2317696			2317696	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	02/13/2017	Credit	Misc	Credit	Cleared	02/16/2017	1	Credit Exception:		In place rent on the 3 units was used in arriving at the DSCR. Guidelines reflect that the following is required (but is missing from the file) under the circumstance: Proof of payments must match the lease agreement amount. Acceptable proof of payments are: Two consecutive months of canceled checks, within the last 90 days, in a name listed on the lease agreement and/or a Section 8 Housing Authority, or Two consecutive months of copies of checks, money orders or cashier's checks, within the last 90 days, in a name listed on the lease agreement with proof of deposits (deposit ticket or bank statement) and/or a Section 8 Housing Authority.		Reviewer Comment (2017-02-16): 2/16/17 Trailing documents reviewed and exception cleared as lender approved an exception to allow in place rent to be used for DSCR calculation using bank statements and rent roll at a reduced LTV of 65%.
1723957			1723957	2800		Refinance Rate/Term	Investment		TX		Loan Review Complete	11/18/2016	Credit	Credit Documentation	Credit	Cleared	11/30/2016	1	Missing Document: Credit Report not provided				Reviewer Comment (2016-11-30): 11/30/16 Trailing document reviewed and exception cleared.
1734686			1734686	4747		Refinance Rate/Term	Investment		TX		Loan Review Complete	11/21/2016	Compliance	Federal Compliance	Compliance	Cleared	11/30/2016	1	Missing Final HUD-1		The only HUD in file includes a watermark that says "preliminary". The final version of the HUD is not apparent.		Reviewer Comment (2016-11-30): 11/30/16 Trailing document reviewed and exception cleared.
1724035	1724035	4778	Refinance Rate/Term	Investment	TX	Loan Review Complete	11/18/2016	Insurance	Insurance Documentation	Credit	Cleared	12/07/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines reflect that in no event shall the coverage be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost was ; coverage is .	Reviewer Comment (2016-11-30): 11/30/16 Guide indicates coverage must in no event be less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.

																							Reviewer Comment (2016-12-07): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1739237			1739237	5398		Refinance Rate/Term	Investment		TX		Loan Review Complete	11/21/2016	Fix and Flip	General	Credit	Cleared	12/07/2016	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2016-12-07): Guidelines do not require spousal consents and at this time, Beach Point is comfortable with clearing the exception.
1860082			1860082	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1642220			1642220	3861		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	11/05/2016	Property - Appraisal	General Appraisal Requirements	Property	Cleared	11/16/2016	1	Valuation Exception:		This property was sold within last 24 months and value has increased more than 50%, per guidelines this requires further underwriting to cause and support increase in value which is not found in loan file.		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared. Lender exception approval is now apparent.
2068538			2068538	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	01/05/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2068629			2068629	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	01/05/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 2 members per the Certificate of Incumbencies in file.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2068071			2068071	6569		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	01/05/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1854831			1854831	3831		Purchase	Investment		PA		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
2358555			2358555	4778		Refinance Rate/Term	Investment		FL		Loan Review Complete	02/20/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage per the declaration is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
1855682			1855682	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
2071669			2071669	3831		Purchase	Investment		PA		Loan Review Complete	01/06/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 2 members per the Certificate of Incumbency.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2069094			2069094	6569		Purchase	Investment		PA		Loan Review Complete	01/05/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2073153	2073153	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	01/06/2017	Credit	Misc	Credit	Waived	01/24/2017	2	Credit Exception:	Subject property is located next to the , which would present a marketability issue. A lender exception approval is in file.	Guideline variance approved by lender at time of origination.	Reviewer Comment (2017-01-17): Exception approval provided.

Reviewer Comment (2017-01-24): Comp factors

																							Reviewer Comment (2017-01-24): “the location the railroad tracks should have no impact on the ability to rent the property. There are several other properties on the same street and this is an established neighborhood.” Compensating factors include (1) currently tenanted and (2) borrower is an investor w/ 20 years experienced and owns multiple properties
2073769	2073769	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	01/06/2017	Credit	Misc	Credit	Cleared	01/23/2017	1	Credit Exception:	Insufficient trade lines are apparent. The third trade line is in violation of the guidelines as the maximum line amount is less than $1,000. A lender exception approval is in file.	Reviewer Comment (2017-01-17): Exception approval provided. No compensating factors provided.

Reviewer Comment (2017-01-23): Guidelines

																							Reviewer Comment (2017-01-23): Loan was originally submitted under prior guidelines which did not require the $1000 minimum threshold. Loan took longer to close due to an issue with the appraisal.
2073354			2073354	6569		Refinance Rate/Term	Investment		GA		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer required per CSM and client email.
2073349			2073349	841		Refinance Rate/Term	Investment		GA		Loan Review Complete	01/06/2017	Insurance	Insurance Documentation	Credit	Cleared	01/17/2017	1	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		This is required in order to determine the accurate DSCR.		Reviewer Comment (2017-01-17): 1/17/17 Trailing document reviewed and exception cleared
2391335	2391335	3831	Purchase	Investment	FL	Loan Review Complete	02/22/2017	Credit	Misc	Credit	Waived	03/07/2017	2	Credit Exception:	In place rents from the lease were used by the lender to determine DSCR. Market rent is not supportive of this amount. Per guidelines the following is needed (but is missing from the file) in order to use in place rents from the lease: Proof of payments must match the lease agreement amount. Acceptable proof of payments are: Two consecutive months of canceled checks, within the last 90 days, in a name listed on the lease agreement and/or a Section 8 Housing Authority, or Two consecutive months of copies of checks, money orders or cashier's checks, within the last 90 days, in a name listed on the lease agreement with proof of deposits (deposit ticket or bank statement) and/or a Section 8 Housing Authority-	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-03-02): 3/2/17 Copy of 2 checks has been received in the trailing documents. Missing at this point are the proof of deposits (with deposit tickets or bank statements) as is required per guidelines to document in place rents.

Seller Comment (2017-03-06): Borrower did not purchase the property until  and therefore does not have bank statements showing the receipt of the lease payments.  See 1436925 - Assignment of Lease when the borrower took over lease payments.

Reviewer Comment (2017-03-07): Approved to use in-place rents to calculate DSCR.
																							Must close by guidelines.
2072623			2072623	6569		Purchase	Investment		FL		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1645563			1645563	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud Report is not apparent in file for the second Guarantor as is required by the guidelines.		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1645966			1645966	3831		Refinance Rate/Term	Investment		FL		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud Report is missing for the second Guarantor. Guidelines require for all Guarantors.		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1649021			1649021	2833		Purchase	Investment		FL		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
1649132			1649132	5205		Purchase	Investment		FL		Loan Review Complete	11/08/2016	Credit	Credit Documentation	Credit	Cleared	11/16/2016	1	Missing Document: OFAC not provided		Fraudguard, OFAC, Patriot Act and Google fraud checks not located in file for 2nd Guarantor		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1648739			1648739	2833		Purchase	Investment		GA		Loan Review Complete	11/08/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-16): Exception cleared. Final Title Policy not required.
1646457			1646457	3831		Purchase	Investment		LA		Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		OFAC and Fraud Report is missing from the file for the second Guarantor. Guidelines require this for all Guarantors.		Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1981872			1981872	3831		Refinance Rate/Term	Investment		PA		Loan Review Complete	12/21/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Appraiser appears in the National Fraud Protection Database (per Fraudguard). Reviewer Comment: Lender approved exception at origination.		Reviewer Comment (2016-12-29): Per asc.gov appraiser is licensed, active, and has no limitations
1861367			1861367	2924		Refinance Rate/Term	Investment		OH		Reviewed with Exceptions	12/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Fraud Report not provided		Fraud report/ background check is required for all members per guidelines. This was not apparent in file for the second member.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1861122			1861122	3831		Refinance Rate/Term	Investment		OH		Reviewed with Exceptions	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1861319			1861319	3831		Refinance Rate/Term	Investment		OH		Reviewed with Exceptions	12/07/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Per guidelines 3 months PITIA reserves are required. The asset documents in file do not support this amount of reserves.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1861268			1861268	3831		Refinance Rate/Term	Investment		OH		Reviewed with Exceptions	12/07/2016	Credit	Misc	Credit	Waived	12/20/2016	2	Credit Exception:		650 minimum fico (per guidelines) was not met.	Guideline variance approved by lender at time of origination.	Reviewer Comment (2016-12-20): ER Credit Approval, 65% LTV and 1.6 DSCR
2390850	2390850	2924	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	02/22/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/07/2017	1	Missing Document: Fraud Report not provided	Guidelines require Fraudguard and OFAC for all members of the business. There are 2 members per the Certificate of Incumbency.	Reviewer Comment (2017-03-02): Nothing new received

Seller Comment (2017-03-06): Please disregard the 1436998 - Fraudguard Report just sent.  It is the wrong file.

Seller Comment (2017-03-06): See correct Fraudguard report 1436998 -  Fraudguard Report which includes both members.

																							Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2390784	2390784	583	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	02/22/2017	Loan Package Documentation	Closing / Title	Compliance	Cleared	03/07/2017	1	(Doc Error) Security Instrument Error: Notary/Security Instrument Date was not provided	Reviewer Comment (2017-03-02): Nothing new received

Seller Comment (2017-03-06): I am confused   I uploaded Fraud report and Affidavit on 2/27/17.

																							Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2252822	2252822	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	02/03/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Fraudguard report in file reflects that the appraiser appears on 2 or more industry ineligible lists.	Reviewer Comment (2017-02-03): Lender approved exception at the time or origination as no disciplinary actions were apparent in Florida and the appraisal was active certified residential according to HUD and no current disciplinary actions limiting ability to appraise according to ASC.

Reviewer Comment (2017-10-13): Clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of Fl no disciplinary actions, suspensions or other derogatory information reporting.
2072368			2072368	4778		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	01/06/2017	Insurance	Insurance Documentation	Credit	Cleared	01/17/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Estimated cost new is . Coverage is. Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.		Reviewer Comment (2017-01-17): 1/17/17 Trailing document reviewed and exception cleared as the agent's replacement cost estimate was per trailing doc.
2071639	2071639	5384	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	01/06/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/20/2017	1	Missing Document: Bylaws not provided	Reviewer Comment (2017-01-17): 1/17/17 Trailing docs reviewed and exception not clear as By Laws are not apparent.

Reviewer Comment (2017-01-17): Should remain open.

Reviewer Comment (2017-01-19): Articles of Inc are not sufficient in lieu of bylaws.  Guide does not address it either way, however articles do not establish the manner in which the entity can operate, authorized signers, stakeholders, etc.

																							Reviewer Comment (2017-01-20): 1/20/17 Additional review performed. Per Lead the Certificate of Incumbency is acceptable in lieu of Bylaws. Bylaws are not specifically noted in the guide as a requirement as well.
2071705			2071705	6569		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2074779			2074779	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	01/06/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 2 members per the Certificate of Incumbency.		Reviewer Comment (2017-01-17): 1/17/17 Trailing document reviewed and exception cleared
2074942			2074942	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	01/06/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated replacement cost on the appraisal is . Coverage amount is .		Reviewer Comment (2017-01-17): 1/17/17 Trailing document reviewed and exception cleared as agent's replacement cost estimate was provided and coverage exceeds this amount.
2073759			2073759	6569		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2299715			2299715	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/10/2017	Credit	Misc	Credit	Cleared	02/16/2017	1	Credit Exception:		Lease in file reflects a term from 10/1/16 through 9/30/16. This is not a valid term. An amendment signed by all parties is needed.		Reviewer Comment (2017-02-16): 2/16/17 Trailing documents reviewed and exception cleared.
1993505			1993505	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 2 members per the Certificate of Incumbency.		Reviewer Comment (2016-12-28): Received Fraudguard
1993549			1993549	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1993546			1993546	6220		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Credit	Credit Documentation	Credit	Cleared	12/28/2016	1	Evidence of landlord insurance (hazard insurance plus liability) is missing.				Reviewer Comment (2016-12-28): Received hazard dec page with business income as coverage
1991992			1991992	2924		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/28/2016	1	Missing Document: Fraud Report not provided		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 2 members per the Certificates of Incumbency.		Reviewer Comment (2016-12-28): Received fraudguard
1991872			1991872	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1991901			1991901	6220		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Credit	Credit Documentation	Credit	Cleared	12/28/2016	1	Evidence of landlord insurance (hazard insurance plus liability) is missing.				Reviewer Comment (2016-12-28): Received hazard dec page
1992043			1992043	841		Refinance Rate/Term	Investment		GA		Loan Review Complete	12/22/2016	Insurance	Insurance Documentation	Credit	Cleared	12/29/2016	1	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		DSCR unable to be determined.		Reviewer Comment (2016-12-29): Received dec page
2089755			2089755	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/19/2017	1	Credit Exception:		File is missing the insurance invoice to confirm $582.96/ year is the annual cost (taken from the HUD). This is needed to confirm that the correct amount was collected at closing and to confirm the accurate DSCR.		Reviewer Comment (2017-01-17): Unable to locate referenced trailing document. Reviewer Comment (2017-01-19): 1/19/17 Trailing document reviewed and exception cleared
2087488			2087488	6569		Refinance Rate/Term	Investment		GA		Loan Review Complete	01/09/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1868414			1868414	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	12/08/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1868424			1868424	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	12/08/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1868458			1868458	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	12/08/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Guidelines require background check/ OFAC for all members. This is missing for the second member.		Reviewer Comment (2016-12-16): 12/16/16 Trailing document reviewed and exception cleared
1868803			1868803	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	12/08/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1854372			1854372	4778		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	12/07/2016	Insurance	Insurance Documentation	Credit	Cleared	12/13/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is ; Replacement cost per the appraisal is . Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1882683			1882683	2798		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/09/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Missing Final 1003		Page 1 is missing		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1882834			1882834	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/09/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1988210			1988210	3831		Purchase	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1988221			1988221	3831		Purchase	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated cost new per the appraisal is . Coverage is for .		Reviewer Comment (2016-12-28): Received same dec page for coverage of Reviewer Comment (2016-12-29): Policy has replacement cost
1988344			1988344	3831		Purchase	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Waived	12/28/2016	2	Credit Exception:		The subject transaction is non-arms length. The seller is 45% owner of the purchasing/ borrowing entity per the Operating Agreement and Certificate of Incumbency. A lender exception approval is in file page 121.	Guideline variance approved by lender at time of origination	Reviewer Comment (2016-12-28): Exception approval in file
1988578			1988578	3831		Purchase	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		HUD reflects a credit on page 1 for "buyer applied to payoff". Given the nature of the non-arms length transaction, a more detailed explanation of this credit is required.		Reviewer Comment (2016-12-28): Received email showing borrower had 6 month loan that had to be paid off.
2370704	2370704	3831	Refinance Cash-out - Other	Investment	LA	Loan Review Complete	02/21/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:	Minimum DSCR of 1.2 was not met. The actual DSCR is 1.9. The approval reflects that the lender used a slightly lower amount of annual taxes than is reflected on the Tax Cert in file.	Seller Comment (2017-03-02): DSCR was calculated used the most current tax bill of . The taxes actually decreased from the 2016 tax bill of . See 1437071 - Tax Certificate.

																							Reviewer Comment (2017-03-07): Received updated Tax Cert. DSCR testing passed. Exception cleared.
2350431			2350431	4778		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/17/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. The replacement cost is per the appraisal. Insurance coverage is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
2351124			2351124	5398		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/17/2017	Fix and Flip	General	Credit	Cleared	03/17/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-03-17): Received spousal consent
2350483			2350483	6280		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/17/2017	Credit	Credit Documentation	Credit	Cleared	03/07/2017	1	Aged document: Primary Valuation is older than guidelines permit		Appraisal re-certification in file reflects that the value of the subject property has declined since the original appraisal report.		Reviewer Comment (2017-03-07): Received re-cert of value showing property maintains same value as original report. Exception cleared.
2352699			2352699	4062		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/17/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/06/2017	1	Missing Document: Corporate Resolution not provided		Second amendment to Operating Agreement reflects a second member, which does not correspond with Certificate of Incumbency which only reflects one member.		Reviewer Comment (2017-03-06): Second member has resigned 9/10/15, cleared
2360988			2360988	4065		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/20/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/06/2017	1	Missing Document: Background Check not provided		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file. The second amendment to the Operating Agreement (in file page 70) reflects a second member, which does not correspond with Certificate of Incumbency which only reflects one member.		Seller Comment (2017-03-06): is the sole member. See resignation as of 9/10/15. See - Second Amendment. Reviewer Comment (2017-03-06): Second member has resigned, exception not required
2352722			2352722	4778		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/17/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage per the declaration page is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
2361026			2361026	5398		Refinance Cash-out - Other	Investment		LA		Loan Review Complete	02/20/2017	Fix and Flip	General	Credit	Cleared	03/17/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-03-17): Received spousal consent
1898008			1898008	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1898030			1898030	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/13/2016	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Coverage in this case is ; Replacement cost per the appraisal is .		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1898052			1898052	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Certificate of Incumbency in file is dated in 2015. An updated document from around the time of closing is needed.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1898233			1898233	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1734115			1734115	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	11/21/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The appraisal reflects a prior purchase within 24 months and the value has increased more than 50%. Additional underwriting is required per the guidelines, however this is not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing docs reviewed and exception cleared.
1725627			1725627	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	11/18/2016	Credit	Misc	Credit	Cleared	11/30/2016	1	Credit Exception:		The subject property sold in the past 24 months and increased in value more than 50%. The guidelines indicate that further underwriting is necessary given this scenario. This is not apparent in file.		Reviewer Comment (2016-11-30): 11/30/16 Trailing lender comments reviewed and exception cleared as September guidelines were used (September application) which did not require further UW.
1887484			1887484	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/09/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1887866			1887866	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/09/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1885068			1885068	4778		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/09/2016	Insurance	Insurance Documentation	Credit	Cleared	12/13/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated replacement cost on the appraisal is . The coverage amount is .		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1907554			1907554	3831		Purchase	Investment		NY		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Fraudguard is required for all members per guidelines. This was not apparent in file for the second member.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1907799			1907799	3831		Purchase	Investment		NY		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/20/2016	1	Credit Exception:		The Guarantor's non occupancy intention is not well supported. 1) The Guarantor does not own the current residence on the application. 2) Page 334 in file represents an email from the processor to the insurance agent to change the mailing address to an address other than the subject property address. 3) Additionally, the subject property address matches that of the mailing address on many of the corporate documents in file for the borrowing entity. This would appear to reflect that the subject property was going to be occupied by the Guarantor or an affiliate. A lender exception approval (pages 84-87) in file represents approval of an explanation letter, however the explanation letter is not apparent in file and it's acceptability is unable to be determined.		Reviewer Comment (2016-12-20): Received the LOE showing the attorney inputs subject address for place of business and not intent for anyone related to live at subject property.
1907491			1907491	4778		Purchase	Investment		NY		Loan Review Complete	12/13/2016	Insurance	Insurance Documentation	Credit	Cleared	12/13/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Coverage is . Replacement cost is .		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1908130			1908130	3831		Refinance Cash-out - Other	Investment		VA		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1913373	1913373	3831	Refinance Cash-out - Other	Investment	VA	Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears in the National Fraud Protection Database (per Fraudguard).	Reviewer Comment (2016-12-13): Lender approved exception at origination.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of VA no disciplinary actions, suspensions or other derogatory information reporting.
2348283	2348283	5846	Refinance Rate/Term	Investment	NJ	Loan Review Complete	02/17/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	03/07/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Cash to close and required reserves are not apparent. Please note that there is an undocumented credit of $27,797.12 on the HUD.	Seller Comment (2017-03-02): Cash due from borrower was . This borrower refinanced two of their properties the same day and used funds from one closing fund the other closing which is where the ,. credit came from. See - HUD and - HUB to see the of funds transferred.

																							Reviewer Comment (2017-03-07): Cash due from borrower was . This borrower refinanced two of their properties the same day and used funds from one closing fund the other closing which is where the $credit came from. See of funds transferred.
1907277			1907277	2919		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Other not provided		Certificate of Incumbency is not apparent in file. This is required per guidelines.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1907186			1907186	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1907213			1907213	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1907300			1907300	4062		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Corporate Resolution not provided				Reviewer Comment (2016-12-16): 12/16/16 Trailing documents (Certificate of Incumbency) reviewed and exception cleared.
1907298			1907298	4507		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1907295			1907295	4513		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1907219			1907219	4778		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Insurance	Insurance Documentation	Credit	Cleared	12/13/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Coverage amount is ; Replacement cost per appraisal is .		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1907301			1907301	5380		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/13/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/16/2016	1	Missing Document: Operating Agreement not provided				Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1982909			1982909	3831		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	12/21/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1982930	1982930	3831	Refinance Cash-out - Other	Investment	NY	Loan Review Complete	12/21/2016	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears to be noted on 2 or more industry ineligible lists per the Fraudguard report.	Reviewer Comment (2016-12-21): No evidence of disciplinary action in NY. Performed over 200 appraisals for Property & Appraisal Services dating back to 2013.

Reviewer Comment (2017-10-13): move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of NY website, no disciplinary actions, suspensions or other derogatory issues found.
1979157			1979157	4778		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	12/21/2016	Insurance	Insurance Documentation	Credit	Cleared	12/29/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Per appraisal the estimated cost new is . Coverage is .		Reviewer Comment (2016-12-28): Received same dec page, additional coverage is only Reviewer Comment (2016-12-29): Policy has replacement cost
1989690			1989690	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1994064			1994064	6220		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	12/22/2016	Credit	Credit Documentation	Credit	Cleared	12/28/2016	1	Evidence of landlord insurance (hazard insurance plus liability) is missing.		Guidelines require rent loss coverage of at least 6 months. This was not apparent on the declaration page in file.		Reviewer Comment (2016-12-28): Received dec page showing liability coverage up to
2076018			2076018	6569		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2076378			2076378	6569		Purchase	Investment		NJ		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1899860			1899860	3831		Purchase	Investment		FL		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1899040			1899040	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1901383			1901383	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
2062826			2062826	3831		Refinance Rate/Term	Investment		MD		Loan Review Complete	01/05/2017	Credit	Misc	Credit	Cleared	01/24/2017	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.		Reviewer Comment (2017-01-24): 1/24/17 Trailing document reviewed and exception cleared as declaration page reflects replacement cost coverage.
1990474			1990474	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract
1990844			1990844	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-28): Upgrades and repairs justify increase in value, received lender's justification
1990885			1990885	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract
2290826			2290826	4778		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	02/09/2017	Insurance	Insurance Documentation	Credit	Cleared	02/16/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. is the replacement cost per the appraisal. The coverage amount is .		Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared as the agent confirm that the policy includes replacement cost coverage
2076616	2076616	3831	Purchase	Investment	NY	Loan Review Complete	01/06/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears on the National Fraud Protection Database per the Fraudguard report in file. Lender approved exception to allow as ASC and NY state licensing din does not reflect any active disciplinary actions.	Reviewer Comment (2017-01-09): Lender approved exception at the time of origination as ASC and NY state licensing din does not reflect any active disciplinary actions.

Reviewer Comment (2017-10-13): move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of NY website, no disciplinary actions, suspensions or other derogatory issues found.
2076782			2076782	6569		Purchase	Investment		NY		Loan Review Complete	01/06/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1906775			1906775	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Fraudguard is required for all members per the guidelines. This was not apparent in file for the second member.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1913432	1913432	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears on an ineligible list per Fraudguard.	Reviewer Comment (2016-12-13): Guideline variance approved by lender at time of origination. Per lender no issues with prior appraisals completed for them and no findings of disciplinary actions. Also, in good standing with HUD in GA with up to date E&O.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of GA website, no disciplinary actions, suspensions or other derogatory issues found.
1906349			1906349	4778		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	12/13/2016	Insurance	Insurance Documentation	Credit	Cleared	12/13/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is . Replacement cost per the appraisal is. Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.		Reviewer Comment (2016-12-13): Coverage amount is greater than or equal to loan amount. Beach Point accepts coverage amount as it covers loan amount.
1642917			1642917	2799		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Closing / Title	Compliance	Cleared	11/16/2016	1	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642948			1642948	2834		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642950			1642950	2842		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Insurance	Insurance Documentation	Credit	Cleared	11/16/2016	1	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642952			1642952	2866		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Title Preliminary not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642918			1642918	2876		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/16/2016	1	Missing Document: Security Instrument not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642949			1642949	2904		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642954			1642954	2905		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Verification of Identification not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1648326			1648326	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/08/2016	Credit	Misc	Credit	Cleared	11/16/2016	1	Credit Exception:		Certificate of Incumbency not provided.		Reviewer Comment (2016-11-16): 11/16/16 Trailing documents reviewed and exception cleared.
1642945			1642945	4060		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642951			1642951	4061		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642942			1642942	4062		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Corporate Resolution not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
1642943			1642943	5380		Refinance Cash-out - Other	Investment				Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/16/2016	1	Missing Document: Operating Agreement not provided				Reviewer Comment (2016-11-16): 11/16/16 Trailing docs reviewed and exception cleared.
2065120	2065120	3831	Refinance Rate/Term	Investment	CT	Loan Review Complete	01/05/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Fraud report in file reflects that the appraiser appears in the National Fraud Protection Database.	Reviewer Comment (2017-01-05): Per lender Connecticut's licensing website reflects that the appraiser is actively licensed and does not have any current disciplinary actions. The appraiser is also listed as Certified Residential on HUD's site.

Reviewer Comment (2017-10-13): move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of CT website, no disciplinary actions, suspensions or other derogatory issues found.
2064982			2064982	841		Refinance Rate/Term	Investment		CT		Loan Review Complete	01/05/2017	Insurance	Insurance Documentation	Credit	Cleared	01/24/2017	1	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.				Reviewer Comment (2017-01-24): 1/24/17 Trailing document reviewed and exception cleared
2250635			2250635	841		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	02/02/2017	Insurance	Insurance Documentation	Credit	Cleared	02/10/2017	1	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Evidence is required to confirm that it is $740.52 annually to confirm that the DSCR matches the lender calculation.		Reviewer Comment (2017-02-10): 2/10/17 Trailing document reviewed and exception cleared.
2088899			2088899	5398		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	01/09/2017	Fix and Flip	General	Credit	Cleared	01/24/2017	1	Missing Document: Spousal Consent not provided.		Not in file for either Guarantor.		Reviewer Comment (2017-01-24): 1/24/17 Trailing document reviewed and exception cleared. Emailed CSM regarding returns.
2079373			2079373	6569		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2092382			2092382	3831		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/24/2017	1	Credit Exception:		Reviewer needs to ensure an accurate calculation of the DSCR. The amount of monthly hazard insurance collected on the HUD for escrow (/ month) does not coincide with the recent revised declaration page which reflects that the annual insurance is after the increase in coverage.		Reviewer Comment (2017-01-24): 1/24/17 Trailing comments reviewed and exception cleared
2092135	2092135	4778	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	01/09/2017	Insurance	Insurance Documentation	Credit	Cleared	01/24/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated cost new per the appraisal is . Coverage is .	Reviewer Comment (2017-01-24): 1/24/17 Trailing documents reviewed and they are the same documents that are in the original file. Replacement cost coverage is still not apparent. Exception not cleared.

																							Reviewer Comment (2017-01-24): 1/24/17 Additional review performed and declaration page does in fact reflect an indication of replacement cost coverage.
1987588			1987588	2924		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/22/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/29/2016	1	Missing Document: Fraud Report not provided		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 3 members per the Certificate of Incumbency.		Reviewer Comment (2016-12-29): 3rd member is no fraud report to be pulled
1987409			1987409	3831		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1987546			1987546	3831		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/22/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Per Fraudguard the appraiser is on the National Fraud Protection Database.		Reviewer Comment (2016-12-29): Per asc.gov appraiser is licensed, active, and has no limitations
1980976			1980976	3837		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/21/2016	Credit	Credit Calculation / Analysis	Credit	Waived	12/28/2016	2	Guideline Issue: Insufficient tradelines per credit guidelines		A 3rd tradeline of more than $1000 is required per guidelines. An approved Lender Exception is provided in the file approving the variance.	Guideline variance approved by lender at time of origination.	Reviewer Comment (2016-12-28): Exception approval in file
1991179			1991179	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past year and the value increased by 30% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-29): Guidelines are 50% not 30%
1991543			1991543	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1992145			1992145	3831		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/22/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past year and the value increased by 30% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-29): Guidelines state 50% not 30%
1992176			1992176	3831		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1992266			1992266	3831		Refinance Cash-out - Other	Investment		NC		Withdrawn - Review Completed	12/22/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Guidelines require Fraudguarad and OFAC for all members of the business. There is only 1 Fraudguard report in file, however there are 3 members per the Certificate of Incumbency.		Reviewer Comment (2016-12-29): 3rd member is no fraud report to be pulled
1906022			1906022	3831		Purchase	Investment		FL		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1906052			1906052	3831		Purchase	Investment		FL		Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		Fraudguard is required for all members. This was not apparent in file for the second member.		Reviewer Comment (2016-12-16): 12/16/16 Trailing documents reviewed and exception cleared.
1989403			1989403	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated replacement cost new per the appraisal is . Coverage is .		Reviewer Comment (2016-12-28): Binder shows replacement cost coverage
1989406			1989406	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
2086929			2086929	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/19/2017	1	Credit Exception:		LTV is excessive when considering the value indicated by the sales comparison approach (). Lender used the income approach () in arriving at the max LTV of 75%.		Reviewer Comment (2017-01-19): Loan meets the guidelines
2079453			2079453	6569		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2080005			2080005	6569		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1901981			1901981	3831		Refinance Cash-out - Other	Investment		AL		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1913463	1913463	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	12/13/2016	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears on National Fraud Protection Database per Fraudguard.	Reviewer Comment (2016-12-13): Guideline variance approved by lender at time of origination. Per lender no issues with prior appraisals completed for them and no findings of disciplinary actions. Also, in good standing with HUD in GA with up to date E&O.

Reviewer Comment (2016-12-13): Not GA - that is inaccurate

Reviewer Comment (2016-12-13): Guideline variance approved by lender at time of origination.  Per lender no issues with prior appraisals completed for them.

Reviewer Comment (2017-10-13): move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of AL website, no disciplinary actions, suspensions or other derogatory issues found.
1901779			1901779	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1993276			1993276	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1993331			1993331	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-28): Received proof of further underwriting regarding the increase in value
1993325			1993325	6220		Refinance Cash-out - Other	Investment				Loan Review Complete	12/22/2016	Credit	Credit Documentation	Credit	Cleared	12/28/2016	1	Evidence of landlord insurance (hazard insurance plus liability) is missing.				Reviewer Comment (2016-12-28): Received dec page showing replacement cost business income
2085082	2085082	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/23/2017	1	Credit Exception:	Lender exception approval is in file to account for the credit pay history violation (2x60).	Reviewer Comment (2017-01-17): Exception approval provided without compensating factors.

Reviewer Comment (2017-01-23): Guidelines

																							Reviewer Comment (2017-01-23): Per updated credit report lates are outside of 12 months which meets guidelines for non-mortgage account. Account has been paid and is reporting $0 balance, LOE shows account is not borrower's but father's with same name. Borrower paid to get off credit report and remove the negative impact.
2085096			2085096	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Borrower is short the required 3 months' reserves. The ending balances as of 10/31/2016 were used as the subsequent screen print was not dated and did not confirm the concurrent transaction history following 10/31/16.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2080374			2080374	6569		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1994628			1994628	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2016-12-28): Received proof of additional underwriting and review of increase in value
2085222			2085222	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Borrower is short the required 3 months' reserves. The ending balances as of 10/31/2016 were used as the subsequent screen print was not dated and did not confirm the concurrent transaction history following 10/31/16.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2085223	2085223	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/23/2017	1	Credit Exception:	Lender exception approval is in file to account for the credit pay history violation (2x60).	Reviewer Comment (2017-01-19): 1/19/17 Lender approved exception prior to closing to allow the guideline violation related to the pay history.

Reviewer Comment (2017-01-23): Guidelines

																							Reviewer Comment (2017-01-23): Per updated credit report lates are outside of 12 months which meets guidelines for non-mortgage account. Account has been paid and is reporting $0 balance, LOE shows account is not borrower's but father's with same name. Borrower paid to get off credit report and remove the negative impact.
2085294			2085294	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Waived	01/09/2017	2	Credit Exception:		Appraiser appears in the National Fraud Protection Database. Lender approved exception based on the fact that the appraiser is active and in good standing with HUD ASC and there were no open violations per ASC. In 2012, the appraiser was fined and ordered to complete a 7 hour USPAP course for not completing continuing education hour required for license renewal in 2011.	Guideline variance approved by lender at time of origination. Lender approved exception based on the fact that the appraiser is active and in good standing with HUD ASC and there were no open violations per ASC. In 2012, the appraiser was fined and ordered to complete a 7 hour USPAP course for not completing continuing education hour required for license renewal in 2011.	Reviewer Comment (2017-01-09): Lender approved exception at origination based on the fact that the appraiser is active and in good standing with HUD ASC and there were no open violations per ASC. In 2012, the appraiser was fined and ordered to complete a 7 hour USPAP course for not completing continuing education hour required for license renewal in 2011.
2081082			2081082	6569		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
1898508			1898508	3831		Purchase	Investment		PA		Loan Review Complete	12/12/2016	Credit	Misc	Credit	Cleared	12/16/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-16): BSI named as part of servicing contract
1992600			1992600	3831		Purchase	Investment		MI		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/28/2016	1	Credit Exception:		LTV is excessive when considering only the sales comparison approach ( value).		Reviewer Comment (2016-12-28): Loan meets guidelines
1992643			1992643	3831		Purchase	Investment		MI		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1992659			1992659	3831		Purchase	Investment		MI		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/29/2016	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated replacement cost per the appraisal is . Coverage is .		Reviewer Comment (2016-12-29): Policy has replacement cost
3366682	3366682	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	06/06/2017	Credit	Misc	Credit	Cleared	06/20/2017	1	Credit Exception:	Max LTV is 65% per guidelines when subject was purchased in the past 12 months and condition is C4. The subject LTV is excessive at 75%.	Seller Comment (2017-06-20): The prior deed was March 2016 which is beyond the 12 month seasoning. The deed at closing is between the same owners. so the seasoning is waived per guidelines. Therefore, LTV reduction does not apply.

																							Reviewer Comment (2017-06-20): Guideline clarification received. Exception cleared.
3366965	3366965	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	06/06/2017	Credit	Misc	Credit	Cleared	06/12/2017	1	Credit Exception:	Lender enhanced review represents lender exception approval to allow the loan to be grandfathered into April rate/ guidelines as it did not close by 5/15/17 but did close by .	Seller Comment (2017-06-09): Rates were grandfathered in, please see the uploaded enhanced review.

																							Reviewer Comment (2017-06-12): 6/12/17 Per prior CSM comments regarding this exception the enhanced review is file is sufficient to allow grandfathering into the applicable rate/ guidelines.
1986786			1986786	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1985189	1985189	3861	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	12/21/2016	Property - Appraisal	General Appraisal Requirements	Property	Cleared	10/13/2017	1	Valuation Exception:	Appraiser is on an industry ineligible list. A Lender Exception approval is provided in the file.	Reviewer Comment (2016-12-28): Lender approved exception for appraisal

Reviewer Comment (2017-10-13): move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of FL website, no disciplinary actions, suspensions or other derogatory issues found.
1986776			1986776	4778		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	12/22/2016	Insurance	Insurance Documentation	Credit	Cleared	12/28/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage amount is .		Reviewer Comment (2016-12-28): Binder shows replacement cost coverage
2089873	2089873	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser is on multiple ineligible lists per the Fraudguard report in file. Lender exception approval at origination is in file. Compensating factors: Vendor indicated no issues with prior appraisals and no issues or concerns are apparent with regard to GA or HUD/ FHA.	Reviewer Comment (2017-01-09): Lender exception approval at origination is in file. Compensating factors: Vendor indicated no issues with prior appraisals and no issues or concerns are apparent with regard to GA or HUD/ FHA.

Reviewer Comment (2017-10-13): Move to Clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of GA website, no disciplinary actions, suspensions or other derogatory issues found.
2089996			2089996	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	01/09/2017	Credit	Misc	Credit	Cleared	01/17/2017	1	Credit Exception:		Hazard insurance document in file (email from agent) confirms rent loss of $1,000 per month, which does not reach the gross monthly rent of / month and does not confirm the maximum number of months' coverage (ie 6 months, 12 months, etc.)		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared as 12 months' rent loss is apparent on the trailing docs and $1,000/ month rental income would be sufficient to meet guide.
2081966			2081966	6569		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2314769			2314769	4780		Refinance Cash-out - Other	Investment		OK		Loan Review Complete	02/13/2017	Insurance	Insurance Documentation	Credit	Cleared	02/16/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage amount on the declaration page is .		Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared as the agent confirm that the policy includes replacement 100% cost coverage
2314788			2314788	6220		Refinance Cash-out - Other	Investment		OK		Loan Review Complete	02/13/2017	Credit	Credit Documentation	Credit	Cleared	02/16/2017	1	Evidence of landlord insurance (hazard insurance plus liability) is missing.		Rent loss insurance is required but is not apparent on the declaration page in file.		Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared as the agent confirmed rent loss coverage is included
2097480			2097480	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	01/10/2017	Credit	Misc	Credit	Cleared	01/24/2017	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2017-01-24): 1/24/17 Trailing comments reviewed and exception cleared as increase in value was less than 50%.
2097620			2097620	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	01/10/2017	Credit	Misc	Credit	Cleared	01/24/2017	1	Credit Exception:		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated cost new per the appraisal is . Coverage is .		Reviewer Comment (2017-01-24): 1/24/17 Trailing document revised and exception cleared as agent confirmed 100% replacement cost.
2098713			2098713	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	01/10/2017	Credit	Misc	Credit	Cleared	01/24/2017	1	Credit Exception:		Operating Agreement in file does not reflect the same owners as the Certificate of Incumbency in file. Revised operating agreement to reflect 2 managers/ owners is needed to coincide with the Certificate of Incumbency in file.		Reviewer Comment (2017-01-24): 1/24/17 Trailing document reviewed and exception cleared
2342285	2342285	3831	Refinance Cash-out - Home Improvement	Investment	TX	Loan Review Complete	02/16/2017	Credit	Misc	Credit	Cleared	02/27/2017	1	Credit Exception:	Per guidelines dated 1/1/17: If the borrower owned the property less than 12 months, then LTV limited to 70% for C3 or better condition. Subject LTV of 75% appears to be in violation of this guideline.	Seller Comment (2017-02-27): This loan appears to have been reviewed using the 1/1/17 guidelines. It should have been reviewed using the 12/1/16 guidelines, as indicated on the data tape. As a result, the comment is invalid. There is no exception.

																							Reviewer Comment (2017-02-27): Loan should have been reviewed to 12/01 guidelines. Exception cleared.
2342461	2342461	3831	Refinance Cash-out - Home Improvement	Investment	TX	Loan Review Complete	02/16/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Fraud report in file reflects that the appraisal appears on 2 or more industry ineligible lists and on the National Fraud Protection Database.	Seller Comment (2017-02-27): On page three of the fraudguard is an explanation relating to the appraiser. He has completed 30 appraisals and have an active license with E&O. He has no disciplinary actions. Please explain why this exception was entered.

Reviewer Comment (2017-03-02): Appraiser is licensed and active and no disciplinary actions noted

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of TX website, no disciplinary actions, suspensions or other derogatory issues found.
2342377			2342377	4780		Refinance Cash-out - Home Improvement	Investment		TX		Loan Review Complete	02/16/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
2342768	2342768	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	02/16/2017	Credit	Misc	Credit	Cleared	02/27/2017	1	Credit Exception:	Per guidelines dated 1/1/17: If the borrower owned the property less than 12 months, then LTV limited to 70% for C3 or better condition. Subject LTV of 75% appears to be in violation of this guideline.	Seller Comment (2017-02-27): This loan should have been reviewed under the 12/1/16 guidelines as indicated in the data tape. It appears from the comment that is was reviewed using the 1/1/17 guidelines. Please remove this exception.

																							Reviewer Comment (2017-02-27): Additional review loan review should have been based on 12/01 guidelines. Exception cleared.
2342819			2342819	4778		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	02/16/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
2099244			2099244	3831		Refinance Rate/Term	Investment		PA		Loan Review Complete	01/10/2017	Credit	Misc	Credit	Cleared	01/24/2017	1	Credit Exception:		Guidelines reflect that further underwriting is required when the subject property sold in the past 2 years and the value increased by 50% or more since then. Evidence of further underwriting is not apparent in file.		Reviewer Comment (2017-01-24): 1/24/17 Trailing document reviewed and exception cleared
2351758			2351758	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	02/17/2017	Credit	Misc	Credit	Cleared	03/02/2017	1	Credit Exception:		Insurance declaration pages in file appear to have corrupted and are not entirely legible.		Reviewer Comment (2017-03-02): Received copy of legible insurance dec page.
2090636	2090636	5398	Purchase	Investment	TX	Loan Review Complete	01/09/2017	Fix and Flip	General	Credit	Cleared	01/19/2017	1	Missing Document: Spousal Consent not provided.	Not provided for either married Guarantor.	Reviewer Comment (2017-01-17): 1/17/17 Additional review performed. Unable to clear the exception as evidence of the marriage of these individuals is not apparent in file. In fact, the 2015 tax return for reflects that he is single. The 2015 tax return for does not reflect that she is married although her last name is (Potentially his sister?).

Reviewer Comment (2017-01-19): Should be a cleared

																							Reviewer Comment (2017-01-19): Clear
2082295			2082295	6569		Purchase	Investment		TX		Loan Review Complete	01/07/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2318156			2318156	4778		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	02/13/2017	Insurance	Insurance Documentation	Credit	Cleared	02/16/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Coverage is . Replacement cost per the appraisal is .		Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared as the agent confirm that the policy includes 100% replacement cost coverage
2357884			2357884	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/20/2017	Credit	Misc	Credit	Cleared	03/29/2017	1	Credit Exception:		Per the Fraudguard report in file the appraiser appears on 2 or more industry ineligible lists including the National Fraud Protection Database. Lender consideration is required.		Reviewer Comment (2017-03-29): Appraisal and value were reviewed and approved. Based on review of appraiser's active license and disciplinary history, appraiser and appraisal is approved.
1986950			1986950	3831		Purchase	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
1985403			1985403	5808		Purchase	Investment		FL		Loan Review Complete	12/21/2016	Credit	Credit Documentation	Credit	Cleared	12/28/2016	1	The landlord has no real estate experience and thus casts doubt on business purpose of loan.		In addition to an undocumented history of real estate experience, the file also includes a probable Non-ARMS length transaction, for the purchase of a rental property in the same block as, and comparable to, the home currently rented by the borrower. Additionally, a large unsourced deposit into the checking account was not adequately documented, raising concerns about funds sourcing. The file is at higher risk due to failure to document these items.		Reviewer Comment (2016-12-28): Received proof of further underwriting and review of loan prior to approval
2096573			2096573	4778		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	01/10/2017	Insurance	Insurance Documentation	Credit	Cleared	01/24/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated cost new on the appraisal is. This is the only apparent cost estimate in file. Coverage is .		Reviewer Comment (2017-01-24): 1/24/17 Trailing document reviewed and exception cleared as the declaration page reflects replacement cost
1987152			1987152	3831		Purchase	Investment		FL		Loan Review Complete	12/22/2016	Credit	Misc	Credit	Cleared	12/22/2016	1	Credit Exception:		, Inc. is not named as the mortgagee, which is required per guidelines.		Reviewer Comment (2016-12-22): BSI is named as part of servicing contract.
2316903			2316903	2799		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	02/16/2017	1	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2316993			2316993	2834		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2316929	2316929	2842	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	02/13/2017	Insurance	Insurance Documentation	Credit	Cleared	02/16/2017	1	Missing Document: Hazard Insurance Policy not provided	Reviewer Comment (2017-02-16): 2/16/17 Trailing documents reviewed and exception could not be cleared. Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.

Reviewer Comment (2017-02-16): Verify

																							Reviewer Comment (2017-02-16): Received evidence of coverage in trailing documents. Exception cleared.
2316907			2316907	2866		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	02/16/2017	1	Missing Document: Title Preliminary not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2316904			2316904	2876		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	02/16/2017	1	Missing Document: Security Instrument not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2316984			2316984	4060		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2317006			2317006	4061		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Non-Owner Occupancy Declaration not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing documents reviewed and exception cleared.
2317907			2317907	4747		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Compliance	Federal Compliance	Compliance	Cleared	02/16/2017	1	Missing Final HUD-1		The only HUD in file is not executed.		Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2316718			2316718	5397		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Fix and Flip	General	Credit	Cleared	02/16/2017	1	Verification of Borrower's identity is missing.				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2290424			2290424	2799		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/09/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	02/16/2017	1	Missing Document: Note - Subject Lien not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2290423			2290423	2834		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing documents reviewed and exception cleared
2290433			2290433	2866		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/09/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	02/16/2017	1	Missing Document: Title Preliminary not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2290425			2290425	2876		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/09/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	02/16/2017	1	Missing Document: Security Instrument not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2297648	2297648	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	02/10/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Fraud report reflects that the appraiser faced prior disciplinary actions. Lender consideration is required. Originator approved exception is apparent in file.	Reviewer Comment (2017-02-16): Lender approved an exception at origination citing the approval based on Disciplinary Action Report and remedial action taken by appraiser.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of GA and TN website, no disciplinary actions, suspensions or other derogatory issues found.
2318268			2318268	4060		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2290441			2290441	4747		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	02/09/2017	Compliance	Federal Compliance	Credit	Cleared	02/16/2017	1	Missing Final HUD-1				Reviewer Comment (2017-02-16): 2/16/17 Trailing docs reviewed and exception cleared
2290526			2290526	2919		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	02/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Other not provided		According to the Commitment, current vesting is incorrect. No copy of correction deed in file.		Reviewer Comment (2017-02-16): Received in trailing documents. Exception cleared.
2316303			2316303	4513		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	02/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2017-02-16): Received in trailing documents. Exception cleared.
2953566			2953566	4517		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	04/28/2017	Fix and Flip	General	Credit	Cleared	05/05/2017	1	Borrowing entity is an LLC with no Corporate Resolution in the file.		Certificate of Incumbency is not apparent in file.		Reviewer Comment (2017-05-05): 5/5/17 Trailing document reviewed and exception cleared. COI received.
2343749			2343749	2800		Refinance Rate/Term	Investment		PA		Loan Review Complete	02/16/2017	Credit	Credit Documentation	Credit	Cleared	03/02/2017	1	Missing Document: Credit Report not provided		Missing for the Guarantor.		Seller Comment (2017-02-27): Credit Report ofCredit Report Reviewer Comment (2017-03-02): Received credit report
2343784	2343784	3831	Refinance Rate/Term	Investment	PA	Loan Review Complete	02/16/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Fraud report in file reflects that the appraiser appears in the National Fraud Protection Database.	Reviewer Comment (2017-02-16): Cleared by lender: "Currently active and in good standing with HUD ASC. No open violations per ASC. In 2012 fined and ordered to complete a 7 hour USPAP course for not completing continuing education hours required for license renewal in 2011. Regards appraiser completed his course and paid his fine."

Reviewer Comment (2017-10-13): Move to Clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and website, no disciplinary actions, suspensions or other derogatory issues found.
2290507			2290507	5384		Purchase	Investment		FL		Loan Review Complete	02/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	02/16/2017	1	Missing Document: Bylaws not provided				Reviewer Comment (2017-02-16): Received in trailing documents. Exception cleared.
3035217	3035217	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	05/05/2017	Credit	Misc	Credit	Cleared	05/22/2017	1	Credit Exception:	Per the fraud report in file a party to this transaction appears on the National Fraud Protection Database.	Seller Comment (2017-05-16): The NFPD alert is on a account executive. As the notes on the Fraudguard indicate, internal AE;s are approved so no exception is needed.

																							Reviewer Comment (2017-05-22): LO is an approved representative
2357717	2357717	3831	Refinance Cash-out - Other	Investment	NY	Loan Review Complete	02/20/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:	The Fraudguard report in file reflects that the appraiser appears on 2 or more industry ineligible lists.	Seller Comment (2017-03-06): Compliance Director cleared the appraiser stating he has performed over 200 appraisals from them and no evidence of disciplinary action. See 1438729 - Fraudguard Appraiser Clearance.

																							Reviewer Comment (2017-03-07): Additional review and lender’s internal findings confirm no disciplinary action against the appraiser.
2533424			2533424	4778		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	03/15/2017	Insurance	Insurance Documentation	Credit	Cleared	03/17/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage is .		Seller Comment (2017-03-17): Appraisal replacement costs is not the amount is used to determine replacement costs. Reviewer Comment (2017-03-17): Insurance covers loan amount
2476142	2476142	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	03/08/2017	Credit	Misc	Credit	Cleared	03/08/2017	1	Credit Exception:	Subject LTV of 75% exceeds the guideline maximum of 70% as there was a prior sale in the past 12 months. An exception to allow usage of December guidelines is apparent in file. Lender consideration is required.	Seller Comment (2017-03-08): Loan was reviewed and approved to be grandfathered under the December guidelines allowing 75% LTV. This was allowed due to past history with the customer, and to circumstances out of their control (i.e. deed not being recorded timely).

																							Reviewer Comment (2017-03-08): 75% allowed with December guidelines.
2352577			2352577	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/17/2017	Credit	Misc	Credit	Cleared	03/02/2017	1	Credit Exception:		Certificate of Incumbency reflects 1 owner, while the document on page 221 in file reflects 2 owners.		Seller Comment (2017-02-27): became 100% owner with the removal of . See - Amendment. Reviewer Comment (2017-03-02): Received document showing that guarantor is 100% owner
2343972	2343972	3831	Refinance Cash-out - Other	Investment	MI	Loan Review Complete	02/16/2017	Credit	Misc	Credit	Cleared	03/02/2017	1	Credit Exception:	Per guidelines dated 1/1/17: If the borrower owned the property less than 12 months, then LTV limited to 70% for C3 or better condition. Subject LTV of 75% appears to be in violation of this guideline.	Seller Comment (2017-02-27): Loan was underwritten under the 2016 12/1 Guidelines so this exception is not applicable to this loan.

																							Reviewer Comment (2017-03-02): Re-review to correct guidelines, exception is cleared
2343999			2343999	4507		Refinance Cash-out - Other	Investment		MI		Loan Review Complete	02/16/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/02/2017	1	Missing Document: Certificate of Good Standing not provided		In file has expired.		Reviewer Comment (2017-03-02): Received printout from Department of licensing showing company is active and operating
2538435	2538435	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/16/2017	Credit	Misc	Credit	Cleared	03/22/2017	1	Credit Exception:	Subject LTV of 69.23% exceeds the max allowed of 65% per guidelines (property owned less than 12 months with C4 condition).	Reviewer Comment (2017-03-22): Loan was reviewed to current guidelines when prior guidelines should have been used - 2.20.2017: This loan was sent to processing on . As a result this loan is approved for
																							grandfathering into the December 2016 Underwriting Guidelines. This loan must close prior to or will need to be underwritten to January 2017 Underwriting Guidelines. Exception cleared.
2538712	2538712	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/16/2017	Credit	Misc	Credit	Cleared	03/22/2017	1	Credit Exception:	Proposed 2017 property tax expense (after rehabilitation) was not apparent in file. Lender used $44/ month in property tax expense. Reviewer used the 2016 tax amount which was only $60 for the year per the appraisal. Evidence of proposed 2017 property tax expense is required.	Seller Comment (2017-03-21): The monthly escrow includes a month for property taxes ( annually), and annually) for a monthly solid waste reserve that is required. Since the solid waste reserve is escrowed, it is included in the DSCR calculation.

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2533217			2533217	4747		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	03/15/2017	Compliance	Federal Compliance	Compliance	Cleared	03/20/2017	1	Missing Final HUD-1		All figures on the document in file are not legible.		Reviewer Comment (2017-03-20): Received in trailing documents. Exception cleared.
2533172	2533172	4778	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	03/15/2017	Insurance	Insurance Documentation	Credit	Cleared	03/20/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost is per the appraisal. Coverage amount is .	Seller Comment (2017-03-20): Appraisal replacement costs is not what is relied on by insurance companies for the replacement coverage. Property has replacement coverage along with rent loss and flood coverage.

																							Reviewer Comment (2017-03-20): Additional Review conducted. Exception cleared.
2392770	2392770	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	02/22/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:	Only 1 month in reserves was documented. Guidelines require that the subject property have an active lease or 3 months are required. The lease in file expired in 2012. A renewal or new lease signed by all parties is missing.	Seller Comment (2017-03-06): The lease did not expire but changed to a month to month lease, as stated under 2., The lease is still in effect. See 1438949 - Lease.

																							Reviewer Comment (2017-03-07): The lease did not expire but changed to a month to month lease, as stated under 2., The lease is still in effect. See 1438949 - Lease.
2396644			2396644	5351		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	02/23/2017	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	Cleared	03/02/2017	1	There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.		Guidelines require 6 months rent loss insurance.		Reviewer Comment (2017-03-02): 3/2/17 Trailing docs reviewed and exception cleared
2476344	2476344	3831	Refinance Rate/Term	Investment	NJ	Loan Review Complete	03/08/2017	Credit	Misc	Credit	Cleared	03/08/2017	1	Credit Exception:	Subject LTV of 70% exceeds the guideline maximum of 65% for a property which sold in the past 12 months with C4 condition. An exception approval is in file to allow usage of December guidelines. Lender consideration is required.	Seller Comment (2017-03-08): Executive approval to grandfather in loan using December guidelines to allow 70% guidelines. Loan went into processing 12/9/16 under December guidelines.

																							Reviewer Comment (2017-03-08): Loan approved under December guidelines
2566511	2566511	7000	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	03/20/2017	Property - Appraisal	Property Eligibility - Site and Utilities	Credit	Cleared	03/22/2017	1	Subject property has environmental problems noted by appraiser or visible in the photos	Approval/exception stated borrower purchased 18 months ago with in rehab, there is no rehab work performed in kitchen or baths. There are only two for three units. The third unit is under , and property should have been designated as a 2 unit with accessory.	Seller Comment (2017-03-21): Per appraisal submitted page 10, there are three units with three circuit breakers, 3 hot water heaters, 3 water meters, and 1 boiler. Per page 21, the third unit is small but has a bath, kitchen, and bedroom. There are also three leases so property should stay designated as 3 units.

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2566755			2566755	7000		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	03/20/2017	Property - Appraisal	Property Eligibility - Site and Utilities	Credit	Cleared	03/22/2017	1	Subject property has environmental problems noted by appraiser or visible in the photos		Loan approval states work done by borrower, who bought property for 18 months ago. No interior improvements noted. C3 condition, Third unit is feet. Verified with county it is a 3 unit. However the appraiser noted that there are for three units.		Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2566274			2566274	859		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	03/20/2017	Insurance	Insurance Documentation	Credit	Cleared	03/22/2017	1	Insufficient Coverage: Flood insurance coverage amount is insufficient.				Seller Comment (2017-03-21): Flood insurance is for which covers replacement cost and loan amount. Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
3120235	3120235	4778	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	05/15/2017	Insurance	Insurance Documentation	Credit	Cleared	05/30/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated cost new on the appraisal is not covered.	Seller Comment (2017-05-16): Hazard insurance cover age is which more than covers the loan. Appraisal replacement cost is not used for insurance purposes to decide on property coverage.

Reviewer Comment (2017-05-16): 5/16/17 Unable to clear.  The only replacement cost estimate in file is within the appraisal.  An estimate of the replacement cost is needed from the agent to confirm that it is less than or equal to  (the amount of insurance coverage).

Seller Comment (2017-05-26): The binder shows full repair cost included which is the replacement cost.

																							Reviewer Comment (2017-05-30): The binder shows full repair cost included which is the replacement cost.
2363323	2363323	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	02/20/2017	Credit	Misc	Credit	Cleared	03/29/2017	1	Credit Exception:	Lease in file reflects a term of 11/29/16 through 1/31/16 which is not a valid date range. An amendment signed by all parties is needed.	Reviewer Comment (2017-03-02): Received email showing lease in place for one year, but did not receive copy of lease.

																							Reviewer Comment (2017-03-29): Residential lease received in trailing documents. Exception cleared.
2363347			2363347	5398		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	02/20/2017	Fix and Flip	General	Credit	Cleared	03/29/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-03-29): Spousal Consent received. Exception cleared.
2346600			2346600	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	02/17/2017	Credit	Misc	Credit	Cleared	03/02/2017	1	Credit Exception:		missing tax return for entity borrower.		Reviewer Comment (2017-03-02): received 1120S
2529181	2529181	3831	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	03/15/2017	Credit	Misc	Credit	Cleared	03/17/2017	1	Credit Exception:	2/1/17 guidelines were violated. DSCR of 1.36 (based on the lower of the market and in place rents) is less than the required DSCR of 1.4 and executive approval was not apparent in file.	Seller Comment (2017-03-17): As noted in column CB of the tape we submitted, loan was underwritten using the January 1 guidelines. These guidelines use market rent for DSCR not the lower of the two rents.

																							Reviewer Comment (2017-03-17): 3/17/17 Trailing comments reviewed and exception cleared as prior guidelines were used. Per CSM apply guidelines in effect at the time the loan was put into processing.
2349739			2349739	5806		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	02/17/2017	Credit	Credit Documentation	Credit	Cleared	03/07/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		Guide requires 6 months of rent loss insurance.		Reviewer Comment (2017-03-02): Document received does not reflect rent loss. Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2469930	2469930	2800	Refinance Cash-out - Other	Investment	MI	Loan Review Complete	03/07/2017	Credit	Credit Documentation	Credit	Cleared	03/20/2017	1	Missing Document: Credit Report not provided	Missing credit report for .	Seller Comment (2017-03-14): is not a borrower.

Reviewer Comment (2017-03-17): 3/17/17 The individual in question is a Guarantor on the Guaranty Agreement in file.  Credit report is still not apparent in file.

Seller Comment (2017-03-17): Fraudguard attached.  Credit report is not required.

																							Reviewer Comment (2017-03-20): Background reports received reflecting no adverse entries. Exception cleared.
2469938	2469938	2924	Refinance Cash-out - Other	Investment	MI	Loan Review Complete	03/07/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	Missing Document: Fraud Report not provided	Missing fraud report for .	Seller Comment (2017-03-14): is not a borrower or a spouse.

Reviewer Comment (2017-03-17): 3/17/17 The individual in question is a Guarantor on the Guaranty Agreement in file.  Fraud report is required per guidelines.

																							Reviewer Comment (2017-03-20): Background reports received reflecting no adverse entries. Exception cleared.
2358903	2358903	3831	Purchase	Investment	FL	Loan Review Complete	02/20/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:	Per the Fraudguard report in file the appraiser appears in the National Fraud Protection Database. Lender consideration is required.	Seller Comment (2017-03-06): Lender approved appraiser through Property. Incident occurred in 2014 and appraiser was reprimanded accordingly. No other incidents appear since 2014.

																							Reviewer Comment (2017-03-07): Lender approved appraiser through Property. Incident occurred in 2014 and appraiser was reprimanded accordingly. No other incidents appear since 2014.
2358844			2358844	4780		Purchase	Investment		FL		Loan Review Complete	02/20/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage per the declaration page is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
2358783			2358783	5351		Purchase	Investment		FL		Loan Review Complete	02/20/2017	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	Cleared	03/07/2017	1	There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.		6 months rent loss insurance is required per guidelines.		Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2397560			2397560	3831		Refinance Rate/Term	Investment		TX		Loan Review Complete	02/23/2017	Credit	Misc	Credit	Cleared	03/06/2017	1	Credit Exception:		LTV of 75% exceeds maximum allowed of 70% less than 12 months ownership. Lender exception approval to grandfather the loan in under the December guidelines is in file. Lender consideration is required.		Reviewer Comment (2017-03-06): Guidelines of 12/2016 indicate max of 75% allowed with DSCR above 1.5%
2399316			2399316	4065		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/07/2017	1	Missing Document: Background Check not provided		Guidelines require Fraudguarad and OFAC for all members of the business. This was not in file for either member.		Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2399394			2399394	5205		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/23/2017	Credit	Credit Documentation	Credit	Cleared	03/07/2017	1	Missing Document: OFAC not provided		Guidelines require Fraudguarad and OFAC for all members of the business. This was not in file for either member.		Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2532142			2532142	3831		Refinance Rate/Term	Investment		TN		Loan Review Complete	03/15/2017	Credit	Misc	Credit	Waived	03/22/2017	2	Credit Exception:		Subject LTV of 75% exceeds guideline. Guideline reflects that for properties owned less than 12 months are limited to 70% for C3 condition. An exception approval is in file, however the conditions of which were not met (did not close by ). This was a rate and term and the customer had to bring money to closing. This was grandfathered into December guidelines for LTV where we were making decisions based on cash into the property. Customer owns 16 rental properties and is credit score. The DSCR is 2.467. We feel that this is a good loan based off of all of these factors.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-03-22): Exception approval provided. Per approval: Based on appraisal payment date of 12/31/2016, loan is grandfathered into December guidelines. Must close by . Based on delayed closing, this loan is grandfathered into the December guidelines. Must close by . Exception waived.
2793055			2793055	5397		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	04/11/2017	Fix and Flip	General	Credit	Cleared	04/14/2017	1	Verification of Borrower's identity is missing.				Reviewer Comment (2017-04-14): Received verification of borrower’s identity in trailing documents. Exception cleared.
2760744			2760744	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	04/06/2017	Credit	Misc	Credit	Cleared	04/26/2017	1	Credit Exception:		Exception approval in file requires that the title company approved the POA related to the signing of a corrective deed. It would appear that the POA gave authority to a spouse rather than her son. Evidence that the title company approved the applicable POA is not apparent in file. It is important to confirm that the corrective deed was properly executed.		Reviewer Comment (2017-04-26): 4/26/17 Trailing documents reviewed and exception cleared per title agent confirmation that the POA/ corrective deed was properly executed.
2399726			2399726	4062		Purchase	Investment		GA		Loan Review Complete	02/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/07/2017	1	Missing Document: Corporate Resolution not provided		Certificate of Incumbency or Operating Agreement not apparent in file.		Seller Comment (2017-03-06): See also 1439327 - Operating Agreement previously uploaded. Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2400280			2400280	5380		Purchase	Investment		GA		Loan Review Complete	02/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/07/2017	1	Missing Document: Operating Agreement not provided		Certificate of Incumbency or Operating Agreement not apparent in file.		Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2347438			2347438	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/17/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:		Appraisal does not reflect whether the property was appraised "as is" or "subject to" on page 2 of 6.		Seller Comment (2017-03-02): Confused the box "as is" is checked. I attached the appraisal with the box highlighted. Reviewer Comment (2017-03-07): Provided in initial submission. Exception cleared.
2347472			2347472	4778		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	02/17/2017	Insurance	Insurance Documentation	Credit	Cleared	02/22/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost on the appraisal is . Coverage amount is .		Reviewer Comment (2017-02-22): Coverage sufficient. Exception cleared.
2352755			2352755	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	02/17/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:		Background check reflects that someone by the same name as the Guarantor appears on the National Fraud protection Database. The lender was not able to confirm that this is not the Guarantor. Lender consideration is required.		Reviewer Comment (2017-03-07): Committee Notes: Borrower is JR. Cannot verify same person. Approved.
2352782			2352782	5398		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	02/17/2017	Fix and Flip	General	Credit	Cleared	03/29/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-03-29): Spousal Consent received. Exception cleared.
2399643			2399643	5398		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	02/23/2017	Fix and Flip	General	Credit	Cleared	04/04/2017	1	Missing Document: Spousal Consent not provided.				Seller Comment (2017-03-31): is not a married man. See corrected Deed of Trust and Affidavit. Reviewer Comment (2017-04-04): Borrower is not married
2401111	2401111	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	02/23/2017	Credit	Misc	Credit	Cleared	03/07/2017	1	Credit Exception:	Fraudguard report in file reflects that the appraiser appears on 2 or more industry ineligible lists. An exception approval was not apparent in file.	Seller Comment (2017-03-07): Appraiser is certified for residential and is in good standing with HUD and ASC, there are no state violations found. See email 1439363 - Appraiser Email.

																							Reviewer Comment (2017-03-07): Certified residential and in good standing with HUD and ASC. No state violations found.
2401033			2401033	5806		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	02/23/2017	Credit	Credit Documentation	Credit	Cleared	03/07/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		6 months rent loss is required per guidelines. Declaration page in file does reflect "", however this does not appear to be affirmative of 6 months rent loss coverage.		Reviewer Comment (2017-03-07): Received in trailing documents. Exception cleared.
2764281	2764281	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/06/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears in the National Fraud Protection Database.	Reviewer Comment (2017-04-06): Lender approved an exception as the appraiser is in good standing with State HUD and ASC.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of TX website, no disciplinary actions, suspensions or other derogatory issues found.
2745891	2745891	4778	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/04/2017	Insurance	Insurance Documentation	Credit	Cleared	04/26/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage is only	Seller Comment (2017-04-17): Hazard insurance does include Replacement Cost insurance. The is sufficient coverage as it is the appraised value and covers the full amount of the loan.

																							Reviewer Comment (2017-04-26): 4/26/17 Trailing documents include a description of the DP-3 plan indicated on the dec page in file. The DP-3 plan confirms 100% replacement cost for properties under 40 years old (such as subject). It is evident that the replacement cost estimate referenced by the agent is covered.
2745903	2745903	5398	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/04/2017	Fix and Flip	General	Credit	Cleared	04/26/2017	1	Missing Document: Spousal Consent not provided.	Seller Comment (2017-04-20): We contacted and she stated she is not married and her husband died in 2008.

																							Reviewer Comment (2017-04-26): 4/26/17 Trailing docs include a revised/ signed page 1 of the application confirming that the Guarantor is not married which coincides with the rebuttal comments. Exception cleared.
2399667			2399667	5806		Refinance Cash-out - Other	Investment		MO		Loan Review Complete	02/23/2017	Credit	Credit Documentation	Credit	Cleared	03/06/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		Guidelines require evidence of 6 months rent loss insurance.		Reviewer Comment (2017-03-06): Insured carrier does not allow rent loss on vacant property
2527014	2527014	767	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/15/2017	Credit	Credit Eligibility	Credit	Cleared	03/20/2017	1	Public Record Issue:	Multiple unreleased tax liens are apparent on the credit report.	Seller Comment (2017-03-17): Tax liens on credit are not liens on our property. Guidelines do not require payoff/release. See also attached email regarding tax liens.

																							Reviewer Comment (2017-03-20): Additional Review conducted. Exception cleared.
2589595	2589595	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	03/21/2017	Credit	Misc	Credit	Cleared	03/28/2017	1	Credit Exception:	Three months of PITI reserve requirement not met. Per guidelines, 3 months reserves required when property is not currently leased. The printout from in file is not dated. The balance from 2/28/17 was used as a result.	Seller Comment (2017-03-27): The date is 3/7/17 on the bottom of the screen shot. I am sending you a new one that is more legible.

																							Reviewer Comment (2017-03-28): 3/28/17 Trailing document reviewed and exception cleared. The combination of the screen shot in file and the screen shot in the trailing documents represents sufficient documentation to clear the exception.
2594136	2594136	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	03/22/2017	Credit	Misc	Credit	Cleared	03/28/2017	1	Credit Exception:	Per guidelines: If the borrower owned the property less than 12 months, then LTV limited to 65% for C4 condition or equivalent (waived for spousal transfers or entity/member to entity/member transfers with exact ownership and voting control). Subject LTV of 70% exceeds this level and the condition is C4 per the appraisal.	Seller Comment (2017-03-27): Condition of property is stated several times in the appraisal as C3 (See highlighted items..) I do not see the C4. Condition of property was reviewed by the executive team and approved only needing cosmetic work. It was underwritten as a C3 accordingly and meets the conditions for 70% LTV.

																							Reviewer Comment (2017-03-28): 3/28/17 Trailing documents reviewed and exception cleared as it was originally added in error.
2486616	2486616	5806	Refinance Cash-out - Other	Investment	IL	Loan Review Complete	03/09/2017	Credit	Credit Documentation	Credit	Cleared	03/22/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.	Rent loss insurance not on policy.	Seller Comment (2017-03-20): Property is currently not being leased so cannot get rent loss insurance unless there is an active lease.

																							Reviewer Comment (2017-03-22): Property is currently not being leased so cannot get rent loss insurance unless there is an active lease.
2797213			2797213	4065		Purchase	Investment		PA		Loan Review Complete	04/11/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	04/26/2017	1	Missing Document: Background Check not provided		Guidelines require Fraudguard on both Guarantors, however neither is apparent in file.		Reviewer Comment (2017-04-26): 4/26/17 Trailing fraud report reviewed and exception cleared
2804439	2804439	3831	Purchase	Investment	PA	Loan Review Complete	04/12/2017	Credit	Misc	Credit	Cleared	04/26/2017	1	Credit Exception:	Leases in file have. Renewal or attestation signed by all parties is required to confirm that leases are active and the remaining term is also unknown.	Seller Comment (2017-04-20): Leases are month to month and the assignment of lease in file dated 2017 shows leases are still active.

																							Reviewer Comment (2017-04-26): 4/26/17 Trailing rebuttal comments and assignment of leases were reviewed and exception cleared as the month to month leases are evidently still active.
2488677			2488677	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	03/09/2017	Credit	Misc	Credit	Cleared	03/22/2017	1	Credit Exception:		Missing lease for Only lease for was provided.		Reviewer Comment (2017-03-22): Received in trailing documents. Compliance testing passed. Exception cleared.
2539558	2539558	3831	Refinance Cash-out - Other	Investment	NY	Loan Review Complete	03/16/2017	Credit	Misc	Credit	Cleared	03/28/2017	1	Credit Exception:	Guidelines reflect a 5 year prepayment penalty, however the note only reflects a prepayment penalty over the first 36 months.	Seller Comment (2017-03-20): This loan is a 3-1 ARM with a prepayment penalty over the first 36 months. Submitted tap is incorrect so tape will be corrected.

Reviewer Comment (2017-03-28): 3/28/17  Unable to clear - guidelines require a 5 year prepayment penalty and an option to reduce this to 3 years in not apparent in the guidelines.

																							Reviewer Comment (2017-03-28): 3/28/17 Rebuttal comment reviewed and guidelines actually do allow for a 3 yr prepay on the 3 yr ARM program. Exception cleared.
2530830			2530830	4778		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	03/15/2017	Insurance	Insurance Documentation	Credit	Cleared	03/17/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage is .		Seller Comment (2017-03-17): Hazard insurance includes rent loss insurance. Reviewer Comment (2017-03-17): Coverage amount covers loan amount
2633340	2633340	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/24/2017	Credit	Misc	Credit	Cleared	03/28/2017	1	Credit Exception:	Fraud report in file reflects that the loan officer is on the National Fraud Protection Database.	Seller Comment (2017-03-27): let his license expire or terminate because he was no loner in that line of business. In his current position with , Inc., he is not required to be licensed

																							Reviewer Comment (2017-03-28): 3/28/17 Trailing documents reviewed and exception cleared.
2616810	2616810	5349	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/23/2017	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	Cleared	03/29/2017	1	The asset/income documentation does not show the borrower(s) at an address different than the subject property and thus casts doubt on the business purpose of the loan.	Bank statements in file reflect that the borrower's mailing address is the subject property. This appears to have been changed to the subject property after the January statement (appears on the February statement but not January). Furthermore, the home at the address listed as the borrower's current address on the credit and fraud reports was sold in January per (for significantly less than the subject property value). This is a critical issue as primary residences are not eligible.	Seller Comment (2017-03-28): Customer sold house to use funds for his business. He is living at ,, and he has an active lease on See the LOE email and the lease attached.

																							Reviewer Comment (2017-03-29): 3/29/17 Trailing documents reviewed and exception cleared.
2616814	2616814	5809	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/23/2017	Credit	Credit Documentation	Credit	Cleared	03/29/2017	1	A summary review of all the documentation in the loan file casts doubt on the business purpose of the loan.	Property is vacant and appraisal is showing tenant occupied. Bank statements has the subject address.	Reviewer Comment (2017-03-28): 3/28/17 Additional documentation to mitigate the questionable nature of the occupancy intention has not been received.

Seller Comment (2017-03-28): Customer sold house to use funds for his business.  He is living at ,, and he has an active lease on .  See the LOE email and the lease attached.

																							Reviewer Comment (2017-03-29): 3/29/17 Trailing documents reviewed and exception cleared.
2470578			2470578	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	03/07/2017	Credit	Misc	Credit	Waived	03/07/2017	2	Credit Exception:		Per the Fraud Report in file the appraiser appears in the National Fraud Protection Database.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-03-07): Appraiser is in good standing with the state ASC and HUD per lender comments and the deadline for him to complete additional USPAP courses as a result of the violation has not yet passed..
2470706			2470706	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	03/07/2017	Credit	Misc	Credit	Cleared	03/17/2017	1	Credit Exception:		Subject is a multi family 4 unit property. Only one lease was provided for one of the units. Missing leases for other 3 units.		Seller Comment (2017-03-14): Attached the four leases. Reviewer Comment (2017-03-17): 3/17/17 Trailing documents reviewed and exception cleared
2882143	2882143	4778	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	04/21/2017	Insurance	Insurance Documentation	Credit	Cleared	04/28/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost estimate on the appraisal is not covered.	Seller Comment (2017-04-27): Insurance includes replacement cost of . Replacement costs in appraisal is not used for insurance purposes. Amount is sufficient coverage and covers loan amount.

																							Reviewer Comment (2017-04-28): Insurance includes replacement cost of . Replacement costs in appraisal is not used for insurance purposes. Amount is sufficient coverage and covers loan amount.
2540759	2540759	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	03/16/2017	Credit	Misc	Credit	Cleared	03/22/2017	1	Credit Exception:	Fraud report in file reflects that the Loan Officer appears in the National Fraud Protection Database. A search of the individual on NMLS site includes a link to state of Georgia terminating the individual's right to originate mortgage loans. Investor approval required.	Seller Comment (2017-03-21): let his license expire or terminate because he was no longer in that line of business. In his current position with , Inc. he is not required to be licensed.

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2618340			2618340	5398		Refinance Rate/Term	Investment		WI		Loan Review Complete	03/23/2017	Fix and Flip	General	Credit	Cleared	04/14/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-04-14): Spousal Consent received in trailing documents. Exception cleared.
2676834			2676834	5398		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	03/29/2017	Fix and Flip	General	Credit	Cleared	04/14/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-04-14): Spousal Consent received in trailing documents. Exception cleared.
2723621	2723621	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/03/2017	Credit	Misc	Credit	Cleared	04/22/2017	1	Credit Exception:	Fraud report in file reflects that a person with the same name as the Guarantor appears in the National Fraud Protection Database. Evidence was not apparent in file to confirm that this is not the Guarantor.	Seller Comment (2017-04-20): The report being mentioned in the alert is not in the same state she resides and the location of the property is not in the report either.

																							Reviewer Comment (2017-04-22): Additional review confirms individual is not the same borrower. Exception cleared.
2723750			2723750	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	04/03/2017	Credit	Misc	Credit	Cleared	05/16/2017	1	Credit Exception:		An application was not apparent in file for the second Guarantor. As a result we are unable to determine whether spousal consent is required for him.		Seller Comment (2017-05-01): Per discussion with , he is not married. Reviewer Comment (2017-05-16): Borrower is not married
2711625			2711625	5398		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	03/31/2017	Fix and Flip	General	Credit	Cleared	05/16/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-05-16): Received spousal consent
2592625			2592625	3831		Refinance Cash-out - Other	Investment		VA		Loan Review Complete	03/22/2017	Credit	Misc	Credit	Cleared	03/28/2017	1	Credit Exception:		A trade line with is apparent on the credit report in file. This trade line reflects a status of "Bankruptcy" and a last activity date of . Guidelines do not allow BK in the past 4 years. Additional documentation on this trade line is needed to confirm that the reported information is not accurate. Please note that the guidelines also do not allow FC, SS or DIL in the past 3 years.		Reviewer Comment (2017-03-28): 3/28/17 Trailing documents reviewed and exception cleared.
3455436	3455436	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	06/13/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:	Enhanced lender review in file represents lender exception approval to allow the loan to be grandfathered into April rates/ guidelines.	Seller Comment (2017-06-14): See the electronic copy of the Articles of Formation from the SOS of Florida.
Attached is the ER approval for the grandfathered rates.

Reviewer Comment (2017-06-15): Exception approval provided to grandfather loan into March/Rates guidelines.

																							Reviewer Comment (2017-08-06): Not a guideline violation
3455295			3455295	4513		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	06/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/15/2017	1	Missing Document: Articles of Organization/Formation not provided		Guidelines require "Registered articles of organization". The document under the "Certificate of Formation" header in file is confirmation of good standing but is not the articles of organization.		Seller Comment (2017-06-14): See the electronic copy of the Articles of Formation from the SOS of Florida. Reviewer Comment (2017-06-15): Received Articles of Organization
2492548	2492548	4510	Refinance Cash-out - Other	Investment	SC	Loan Review Complete	03/10/2017	Income / Employment	Income Documentation	Credit	Cleared	03/22/2017	1	Missing Document: Employment Income Documentation not provided	Missing last year's complete, signed Federal Tax Return with all attachments, or prior year with the current year's filed extension.	Seller Comment (2017-03-20): Loan was underwritten under the February 1 guidelines which does not require review of tax returns. See Column CB in data tape for Guidelines used for this loan.

																							Reviewer Comment (2017-03-22): Confirmed with additional review of guidelines. Exception cleared.
2593015			2593015	5846		Refinance Rate/Term	Investment		MD		Loan Review Complete	03/22/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	03/29/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.		deposit on the HUD was not documented and the liquid asset account in file was not sufficient to cover the deposit amount.		Seller Comment (2017-03-28): Funds were transferred from one of the customer's other loans in the amount of . Reviewer Comment (2017-03-29): 3/29/17 Trailing documents reviewed and exception cleared.
2636283	2636283	5846	Purchase	Investment	OH	Loan Review Complete	03/24/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	04/22/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Guidelines require evidence of cash to close and 1 month reserve.	Seller Comment (2017-04-18): The down payment was paid through the 2014 HUD closing dated when the original land contract was entered into. This amount should not be included in the Cash from Borrower amount since it was already paid. That would reduce the cash from borrower to which is covered by the cash available of .

																							Reviewer Comment (2017-04-22): Additional review finds cash to close from borrower was sufficient. Exception cleared.
2889497	2889497	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	04/21/2017	Credit	Misc	Credit	Cleared	04/26/2017	1	Credit Exception:	Operating Agreement in file reflects 1 owner, while the Certificate of Incumbency reflects 2 owners.	Seller Comment (2017-04-26): There are two members. See Articles of Organization dated and IRS letter showing a partnership.. Operating agreement was created July 2015. Another member was added.

Seller Comment (2017-04-26): Email regarding members.  All of this information is in the corporate doc package upload with the loan.

																							Reviewer Comment (2017-04-26): 4/26/17 Trailing comments/ docs reviewed and exception cleared as it is evident that a member was added after the operating agreement became effective. Wiki corporation confirm COI information.
2572617			2572617	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	03/20/2017	Credit	Misc	Credit	Waived	03/20/2017	2	Credit Exception:		Lender exception approval is in file to address the excessive late payments on a particular credit card which represents a guideline violation. Borrower has a history of three mortgage loans greater than paid timely and in full, borrower has revolving credit capacity in excess of on multiple accounts.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-03-20): Exception approval provided.
2568201			2568201	7000		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	03/20/2017	Property - Appraisal	Property Eligibility - Site and Utilities	Credit	Cleared	05/01/2017	1	Subject property has environmental problems noted by appraiser or visible in the photos		Appraiser Noted that the foundation may need review by an expert. No report in file.Appraisers frequently comment on elements of the property condition but also explicitly state that they are NOT property inspectors and not qualified to render an opinion. This property was rated as a C3. The settlement cracks appeared to be professionally repaired and we felt that they had no impact on the ability to rent the property.		Reviewer Comment (2017-03-22): Exception approval provided. Exception cleared. Reviewer Comment (2017-05-01): Clear Reviewer Comment (2017-05-01): based on repairs - ok to clear
2739390			2739390	5846		Purchase	Investment		FL		Loan Review Complete	04/04/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	04/04/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.				Seller Comment (2017-04-04): Cash due from borrow is only the because the was already paid and is being held in Escrow. Reviewer Comment (2017-04-04): Cleared with additional review.
2714626			2714626	2835		Purchase	Investment		FL		Loan Review Complete	04/01/2017	Insurance	Insurance Documentation	Credit	Cleared	04/04/2017	1	Missing Document: Flood Insurance Policy not provided		This is needed to confirm sufficient coverage and a premium of no more than / year or the DSCR will not meet minimum standards.		Reviewer Comment (2017-04-04): Received in trailing documents. Exception cleared.
2570763	2570763	5846	Purchase	Investment	FL	Loan Review Complete	03/20/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	03/22/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Guidelines require evidence of cash to close and 3 months' reserves. This is not accomplished without a copy of the earnest money check and associated bank statement.	Seller Comment (2017-03-21): The includes the in deposit money already put into an account with the Title Company. It should not be included in this amount. The amount required at closing is the which is covered by the March 1 balance of .

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2723001	2723001	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	04/03/2017	Credit	Misc	Credit	Cleared	04/04/2017	1	Credit Exception:	Fraud report in file reflects that someone with the same name as the Guarantor appears in the National Fraud Protection Database. Evidence was not apparent in file to confirm that this was not the Guarantor.	Seller Comment (2017-04-04): Underwriting determined the person appearing in the National Fraud Protection Database was not the same as the Guarantor. See p.5 of underwriting clearing variance and Google search for Fraud in Texas.

																							Reviewer Comment (2017-04-04): Received lender attestation regarding diligence on findings. Exception cleared.
2673366	2673366	3831	Refinance Cash-out - Other	Investment	CT	Loan Review Complete	03/29/2017	Credit	Misc	Credit	Cleared	03/30/2017	1	Credit Exception:	Only 1 month reserve is required when a property is leased. The leases in file appear to have expired or exist as month to month terms. Unable to confirm that the leases are still active as there is no evidence of rent receipts, tenant attestations, or renewals. 3 months reserves is required if active leases cannot be confirmed.	Seller Comment (2017-03-29): Customer has three month to month loans. See the attached leases, the letter of explanation from the client regarding the leases, and the bank statements which shows the inflow of lease payments.

																							Reviewer Comment (2017-03-30): Explanation and supporting documents provided. Exception cleared.
3018201	3018201	3831	Refinance Cash-out - Other	Investment	NY	Reviewed with Exceptions	05/04/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears on the National Fraud Protection Database per the fraud report in file.	Reviewer Comment (2017-05-04): Lender approved based on appraiser being on HUD and ASC rosters and active NY certification.

Reviewer Comment (2017-10-13): Move to open

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of NY website, no disciplinary actions, suspensions or other derogatory issues found.
2761068			2761068	3831		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	04/06/2017	Credit	Misc	Credit	Cleared	04/26/2017	1	Credit Exception:		Fraud report reflects that no activity is associated with the SSN under any name. This is with regard to the second Guarantor (). The lender comment reflects that the SSN matches the credit report, however, a credit report was not in file for this particular Guarantor (). A copy of the SSN for the second Guarantor is needed.		Reviewer Comment (2017-04-26): 4/26/17 Trailing updated fraud report reviewed and exception cleared
3063632	3063632	3831	Purchase	Investment	MD	Loan Review Complete	05/09/2017	Credit	Misc	Credit	Cleared	05/23/2017	1	Credit Exception:	Minimum property value of $100,000 in has not been met.	Seller Comment (2017-05-16): The $100,000 minimum value did not start until 5/1 Guidelines. This loan was underwritten following the 2/1 Guidelines which requires $45,000 minimum in all states.

																							Reviewer Comment (2017-05-23): Loan was underwritten using Feb Guidelines
2763919	2763919	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	04/06/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears in the National Fraud Protection Database.	Reviewer Comment (2017-04-06): Lender approved based on good standing with HUD and ASC. No further information was found for disciplinary action with the Commonwealth.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of PA website, no disciplinary actions, suspensions or other derogatory issues found.
3199976	3199976	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/22/2017	Credit	Misc	Credit	Cleared	05/30/2017	1	Credit Exception:	Post closing reserves of 1 month is required per guidelines, however this is not apparent in file.	Seller Comment (2017-05-24): Cash to close reserves are not required on refinances so therefore the 4,909 is sufficient reserves.

																							Reviewer Comment (2017-05-30): Cash to close reserves are not required on refinances so therefore the 4,909 is sufficient reserves.
3200156	3200156	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/22/2017	Credit	Misc	Credit	Cleared	05/30/2017	1	Credit Exception:	Per the fraud report in file the loan officer appears in the National Fraud Protection Database. Lender consideration is required.	Seller Comment (2017-05-24): is on Fraudguard only because his broker license expired in Georgia . He does not work for himself anymore and not required to have license.

																							Reviewer Comment (2017-05-30): Lender comment: is on Fraudguard only because his broker license expired in Georgia . He does not work for himself anymore and not required to have license.
3187747	3187747	5846	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/20/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	05/30/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Seller Comment (2017-05-24): Cash to close reserves are not required on refinances.

																							Reviewer Comment (2017-05-30): Cash to close reserves are not required on refinances so therefore the 4,909 is sufficient reserves.
2884396	2884396	841	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	04/21/2017	Insurance	Insurance Documentation	Credit	Cleared	05/23/2017	1	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.	There are multiple documents included in the file reflecting different premium amounts, premium increases (due to coverage increase and rent loss coverage addition), etc. Unable to confirm the actual full premium attributable to the subject property only. Clear and concise evidence from the agent is needed as this affects the DSCR.	Reviewer Comment (2017-04-26): 4/26/17 Unable to clear. Trailing document indicates an amount, however the subject property is not identified and it is not identified that this is the full annual premium that is due after the latest coverage increase and addition of rent loss insurance.

																							Reviewer Comment (2017-05-23): Received HOI policy for subject with premium for subject
2910925	2910925	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:	One of the Guarantors appears on 2 or more industry ineligible lists. A lender exception approval is in file.	Seller Comment (2017-05-04): Not sure what else is wanted here. Guarantor was researched without any findings.

Reviewer Comment (2017-05-11): Exception approval in file, borrower has over  in reserves and FICO above  and research shows no online hits for fraud

Reviewer Comment (2017-05-11): Should be a clear

																							Reviewer Comment (2017-05-11): Reviewed and researched no fraud hits identified.
2910956	2910956	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/25/2017	Credit	Misc	Credit	Waived	05/11/2017	2	Credit Exception:	A lender exception approval is in file to allow for the loan to be "grandfathered in" to be approved under the February guidelines.	Guideline variance approved by lender at time of origination	Seller Comment (2017-05-04): Not sure what else is wanted here. Due to title issues, loan was approved to be "grandfathered" under the February Guidelines.

																							Reviewer Comment (2017-05-11): Exception approval in file for grandfather to Feb Guidelines, borrower has over in reserves and FICO above
2913711			2913711	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:		One of the Guarantors appears on 2 or more industry ineligible lists. A lender exception approval is in file.		Reviewer Comment (2017-05-01): Exception approval in file Reviewer Comment (2017-05-11): Should be a clear Reviewer Comment (2017-05-11): Reviewed and researched no fraud hits identified.
2913714			2913714	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	04/25/2017	Credit	Misc	Credit	Waived	05/11/2017	2	Credit Exception:		A lender exception approval is in file to allow for the loan to be "grandfathered in" to be approved under the February guidelines.	Guideline variance approved by lender at time of origination	Seller Comment (2017-04-28): What else is wanted on this? Reviewer Comment (2017-05-01): Exception approval in file
2883598	2883598	879	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/21/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/23/2017	1	HOA Error: HOA dues not provided.	HUD and approval reflect HOA dues for the subject property in the amount of $125/ month, however the appraisal reflects an HOA amount of $0.	Reviewer Comment (2017-04-26): 4/26/17 Unable to clear. Trailing document is not from the HOA and is not an appraisal ren. Verification from the RE agent is not acceptable in lieu of one of these items. DSCR calculation/ HOA amount is a critical item.

Seller Comment (2017-05-04): HOA  dues were confirmed by title and not through the appraiser's estimate of HOA dues.   See also attached statement from HOA.

																							Reviewer Comment (2017-05-23): Email from HOA shows monthly dues of
2895077	2895077	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/24/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:	The appraisal does not reflect HOA dues, however the approval and Escrow Account Disclosure reflects monthly HOA dues of $125. Appraisal correction appears to be needed.	Seller Comment (2017-05-04): HOA dues are confirmed through title. We do not use appraiser's HOA estimate. See HOA statement attached.

Reviewer Comment (2017-05-05): 5/5/17 Trailing document reviewed.  Unable to clear the exception.  It appears that special assessments are applicable in addition to the HOA dues.  The special assessments amount to on the trailing document.  The annual special assessment is uncertain and does not appear to be included in the DSCR.

																							Reviewer Comment (2017-05-11): Received email from HOA showing no special assessments
2913796	2913796	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:	One of the Guarantors appears on 2 or more industry ineligible lists. A lender exception approval is in file.	Seller Comment (2017-05-04): Not sure what else is wanted here. Guarantor was researched without any findings.

Reviewer Comment (2017-05-11): Borrower has over $70K in reserves and FICO above 700 - borrower was researched and no hits found.

Reviewer Comment (2017-05-11): Should be a clear

																							Reviewer Comment (2017-05-11): Reviewed and researched no fraud hits identified.
2913802	2913802	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:	A lender exception approval is in file to allow for the loan to be "grandfathered in" to be approved under the February guidelines.	Seller Comment (2017-05-04): Not sure what else is wanted here. Executive approval was received to grandfather loan in under February guidelines if closed by . Loan closed .

Reviewer Comment (2017-05-11): Exception approval in file for grandfather to Feb Guidelines, borrower has over $70K in reserves and FICO above 700

Reviewer Comment (2017-05-11): Should be a clear

																							Reviewer Comment (2017-05-11): Reviewed and researched no fraud hits identified.
3201029	3201029	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	05/22/2017	Credit	Misc	Credit	Cleared	06/14/2017	1	Credit Exception:	One of the members of the (and Guarantor) appears on 2 or more industry ineligible lists per the fraud report in file. Lender consideration is required.	Seller Comment (2017-05-24): Borrower was approved only after further research was completed and nothing was found. Borrower owns 115 properties and has a high credit score.

Reviewer Comment (2017-05-30): Borrower was approved only after further research was completed and nothing was found.  Borrower owns 115 properties and has a high credit score.

Reviewer Comment (2017-06-14): Okay to clear

																							Reviewer Comment (2017-06-14): A search of co-guarantor . 's name triggers hits of individuals unrelated to him. Fraud guard is clean. Underwriter places the exception report as a precaution only. We have already purchased 7 other loans and are comfortable clearing
2913807	2913807	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:	A lender exception approval is in file to allow for the loan to be "grandfathered in" to be approved under the February guidelines.	Seller Comment (2017-05-05): Exception must be for another loan. This loan was not grandfathered under the February guidelines. It was approved under the March guidelines.

																							Reviewer Comment (2017-05-05): 5/5/17 Trailing comments reviewed and exception cleared as it was set in error.
2913810	2913810	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:	One of the Guarantors appears on 2 or more industry ineligible lists. A lender exception approval is in file.	Seller Comment (2017-05-04): Not sure what else is needed. Guarantor was researched with no other findings and approved for loan.

Reviewer Comment (2017-05-11): Exception approval in file for grandfather to Feb Guidelines, borrower has over $70K in reserves and FICO above 700

Reviewer Comment (2017-05-11): Should be a clear

																							Reviewer Comment (2017-05-11): Reviewed and researched no fraud hits identified.
3050468			3050468	3831		Refinance Rate/Term	Investment		CT		Loan Review Complete	05/08/2017	Credit	Misc	Credit	Waived	05/08/2017	2	Credit Exception:		The fraud report in file reflects that the appraiser appears on 2 or more industry ineligible lists.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-05-08): Based on 's verification that appraiser is licensed and active, appraiser and appraisal are approved.
2812748			2812748	5397		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	04/12/2017	Fix and Flip	General	Credit	Cleared	04/26/2017	1	Verification of Borrower's identity is missing.				Reviewer Comment (2017-04-26): 4/26/17 Trailing ID reviewed and exception cleared
3035653	3035653	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	05/05/2017	Credit	Misc	Credit	Cleared	05/25/2017	1	Credit Exception:	The fraud report in file reflects that 2 parties (appraiser and borrower) appear in the National Fraud Protection Database.	Seller Comment (2017-05-23): borrower is not same found in search which showed up on Fraudguard.

Seller Comment (2017-05-23): is a certified appraiser with a license that does not expire until .

																							Reviewer Comment (2017-05-25): Additional searches provided by seller indicate borrower has same name but is not same person and appraiser is licensed and active
2908776			2908776	3831		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	04/25/2017	Credit	Misc	Credit	Cleared	05/11/2017	1	Credit Exception:		Subject LTV of 75% exceeds the max allow of 70% for a cash out refinance where the property has been owned less than 12 months and the condition is reported as C3.		Reviewer Comment (2017-05-11): spouse to spouse transfer, mortgage being paid off is in guarantor's name and has been since 2012
2917110			2917110	5806		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	04/25/2017	Credit	Credit Documentation	Credit	Cleared	05/05/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		Guidelines require 6 months of rent loss insurance which is not apparent on the declaration page in file.		Reviewer Comment (2017-05-05): 5/5/17 Trailing documents reviewed and exception cleared.
2894438			2894438	5806		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	04/24/2017	Credit	Credit Documentation	Credit	Cleared	04/26/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		Guidelines require evidence of rent loss insurance equal to 6 months of market rent.		Reviewer Comment (2017-04-26): 4/26/17 Trailing document reviewed and exception cleared
3453151	3453151	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	06/13/2017	Credit	Misc	Credit	Cleared	06/15/2017	1	Credit Exception:	Fraud report in file reflects that one of the members appear in the National Fraud Protection Database. Lender review in file page 125 does not appear to provide supporting evidence that this was not the member in question.	Seller Comment (2017-06-14): UW clears the fraud guard report as shown on page 2 of the attachment.

																							Reviewer Comment (2017-06-15): Research shows person with similar name found but not borrower whose middle name is Barlow
3453163	3453163	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	06/13/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:	Lender enhanced review in file represents lender exception approval to grandfather the subject loan into March rates/ guidelines.	Seller Comment (2017-06-14): UW clears the fraud guard report as shown on page 2 of the attachment.
ER report shows the grandfathered rates as Approved.

Reviewer Comment (2017-06-15): Exception approval provided to grandfather loan into March/Rates guidelines

																							Reviewer Comment (2017-08-06): Not a guideline violation
2783008	2783008	3831	Refinance Cash-out - Other	Investment	NY	Loan Review Complete	04/10/2017	Credit	Misc	Credit	Cleared	04/14/2017	1	Credit Exception:	Lease agreements in file are expired. Market rent analysis reflects a lower in place rent amount than the leases reflect. The lower amount from the market rent analysis was used. This caused a discrepancy in the DSCR. Lender DSCR 1.76; Review DSCR 1.70.	Seller Comment (2017-04-12): Leases are still in effect on a month to month basis.

																							Reviewer Comment (2017-04-14): Attestation received that leases reverted to month to month under the original terms. Exception cleared.
3046963	3046963	3831	Purchase	Investment	FL	Loan Review Complete	05/08/2017	Credit	Misc	Credit	Cleared	05/16/2017	1	Credit Exception:	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost per the appraisal is . Coverage is only .	Seller Comment (2017-05-16): Hazard insurance does have replacement costs coverage which is the value of the loan. Replacement cost insurance does not use appraisal replacement costs to determine coverage.

																							Reviewer Comment (2017-05-16): 5/16/17 Trailing comments reviewed and exception cleared as replacement cost coverage is identified on the declaration page.
3251267	3251267	3831	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	05/26/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears in the National Fraud Protection Database. Exception Approval by the ER committee is not apparent in file.	Seller Comment (2017-06-01): See page 3 of attachment. Appraiser is in good standing and is cleared after further investigation.

Reviewer Comment (2017-06-01): 6/1/17 Trailing comments reviewed.  Unable to clear the exception as the Enhanced Review/ exception approval is not apparent in file.

Seller Comment (2017-06-02): The appraiser is in good standing and is licensed and is not on any industry ineligible lists.  Once these items are verified, we do not get exception approvals on appraisers.

Reviewer Comment (2017-06-04): Appraiser is licensed and in good standing

																							Reviewer Comment (2017-08-02): Cleared - per research by client, licensed and active
3420472			3420472	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	06/09/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:		Enhanced Review page 121 in file represents lender exception approval to allow for the loan to be grandfathered in under the March rates/ guidelines.		Reviewer Comment (2017-06-14): Exception approval for use of March guidelines Reviewer Comment (2017-08-06): Not a guideline violation
2783442			2783442	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	04/10/2017	Credit	Misc	Credit	Cleared	04/26/2017	1	Credit Exception:		Appraisal correction is needed. Sales Comparison Approach on the appraisal is which appears to be a typo.		Seller Comment (2017-04-17): Appraisal is corrected. Reviewer Comment (2017-04-26): 4/26/17 Trailing revised appraisal reviewed and exception cleared
2805618			2805618	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	04/12/2017	Credit	Misc	Credit	Cleared	04/27/2017	1	Credit Exception:		Per the fraud report in file the appraiser appears in the National Fraud Protection Database. Comments by the lender indicate it is not the same person as the appraiser on the appraisal, however, evidence of this is not apparent in file.		Reviewer Comment (2017-04-27): Confirmed with National Registry Appraiser Report the appraiser is a different individual than the one reflected on the Fraud Report. Exception cleared.
2973373			2973373	4778		Refinance Rate/Term	Investment		TN		Loan Review Complete	05/01/2017	Insurance	Insurance Documentation	Credit	Cleared	05/05/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis.		Reviewer Comment (2017-05-05): 5/5/17 Trailing document reviewed and exception cleared as agent confirmed 100% replacement cost
3320728	3320728	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	06/01/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:	Enhanced Review in file page 112 allows for the March rates/ guidelines to be used (grandfathered loan).	Seller Comment (2017-06-07): Executive approval in file and loan closed withing dates approved. What else is wanted for this file?

																							Reviewer Comment (2017-06-08): Loan closed within required timeline, executive approval for March guidelines,
3320736	3320736	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	06/01/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Fraud report in file reflects that the appraiser appears on an industry ineligible list.	Reviewer Comment (2017-06-01): 6/1/17 Lender approved prior to closing based on 's verification that appraiser is licensed and active.

																							Reviewer Comment (2017-08-02): Cleared - per research by client, licensed and active
3048013	3048013	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	05/08/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Fraud report in file reflects that the appraiser name appears in 2 or more ineligible lists.	Reviewer Comment (2017-05-08): Lender exception approved by committee based on appraiser being HUD Certified Residential in good standing in GA with up to date E & O. No findings of disciplinary action.

Reviewer Comment (2017-10-13): Move to Clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of GA website, no disciplinary actions, suspensions or other derogatory issues found.
3046419	3046419	3831	Refinance Cash-out - Other	Investment	OH	Loan Review Complete	05/08/2017	Credit	Misc	Credit	Cleared	05/25/2017	1	Credit Exception:	Fraud report in file reflects that the appraiser appears in the National Fraud Protection Database.	Seller Comment (2017-05-16): Further investigation did not find anything on the appraiser. Appraiser is certified and there were no other issues found.

Reviewer Comment (2017-05-16): 5/16/17 Trailing document reviewed as well as the comments on the fraud report.  However, an exception approval is not apparent in file.  Unable to clear.

																							Reviewer Comment (2017-05-25): Appraiser is licensed and active
3046209			3046209	7897		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	05/08/2017	Insurance	Insurance Documentation	Credit	Cleared	05/16/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-05-16): 5/16/17 Trailing document reviewed and exception cleared as the agent confirmed the rent loss coverage.
3123050	3123050	4778	Refinance Cash-out - Other	Investment	OH	Loan Review Complete	05/15/2017	Insurance	Insurance Documentation	Credit	Cleared	05/30/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Coverage amount does not cover the estimated cost new within the appraisal in file.	Seller Comment (2017-05-16): Hazard insurance covers replacement cots of . Insurance does not base replacement costs on appraisal replacement costs. The insurance more than covers the loan of.

Reviewer Comment (2017-05-16): 5/16/17 Unable to clear.  The only replacement cost estimate in file is within the appraisal.  The declaration page does not confirm that the actual replacement cost is covered.  Instead it reflects replacement cost coverage up to the limit that is indicated.  An estimate of the replacement cost is needed from the agent to confirm that it is less than or equal to .

Seller Comment (2017-05-24): Hazard insurance includes replacement costs per the highlighted statement on the Evidence of Insurance.

																							Reviewer Comment (2017-05-30): Hazard insurance includes replacement costs per the highlighted statement on the Evidence of Insurance.
3019559			3019559	5383		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	05/04/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/25/2017	1	Missing Document: Spousal Consent Form not provided				Reviewer Comment (2017-05-25): Received spousal consent
3019654			3019654	564		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	05/04/2017	Borrower and Mortgage Eligibility	Borrower Eligibility	Credit	Cleared	05/16/2017	1	1003 Error: Citizenship was not provided		Not provided for second Guarantor. Foreign National borrower are not allowed, however citizenship was not disclosed for second Guarantor.		Reviewer Comment (2017-05-16): 5/16/17 Trailing document reviewed and exception cleared as the provided passport confirms the citizenship for the second Guarantor.
3019613	3019613	572	Refinance Cash-out - Other	Investment	WI	Loan Review Complete	05/04/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/25/2017	1	1003 Error: Marital Status was not provided	Not provided for second Guarantor. Unable to determine if spousal consent is required for second Guarantor.	Seller Comment (2017-05-15): Marriage box was marked on application.

Reviewer Comment (2017-05-16): 5/16/17 Trailing document reviewed and we are still unable to clear the exception.  The application that was provided does not reflect the marital status of the second Guarantor (status is only reflected for the first Guarantor).

Seller Comment (2017-05-22): He is single per previous loan information received on  and per review of his 2015 tax return obtained on previous loans.

																							Reviewer Comment (2017-05-25): Guarantor is not married
2991717			2991717	5398		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	05/02/2017	Fix and Flip	General	Credit	Cleared	05/25/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-05-25): Received spousal consent
3495783	3495783	7897	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	06/16/2017	Insurance	Insurance Documentation	Credit	Cleared	06/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	Seller Comment (2017-06-21): If the unit is vacant and the insurance company cannot apply rent loss coverage due to vacancy, than our guidelines will accept it as long as we have this scenario in writing. Please see the attached rent loss coverage email correspondence verifying.

																							Reviewer Comment (2017-06-29): Received evidence insurance email showing Rent loss cannot be applied to a vacant property
4025954			4025954	6569		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	08/15/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/24/2017	1	Missing secondary valuation product required for securitization.		Guidelines require an AVM value within 75% of the appraised value.		Seller Comment (2017-08-23): Loan was underwritten using the April 1 guidelines which did not require the secondary valuation. Reviewer Comment (2017-08-24): not required
3146621	3146621	3831	Purchase	Investment	NY	Reviewed with Exceptions	05/17/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears on 2 or more industry ineligible lists.	Reviewer Comment (2017-05-17): Lender compliance dept checked and found the appraiser in good standing with FHA, the ASC and the NY Appraisal Board with no noted disciplinary actions. They also completed a quick Google search and no issues of concern were seen.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of NY website, no disciplinary actions, suspensions or other derogatory issues found.
3048230			3048230	7897		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	05/08/2017	Insurance	Insurance Documentation	Credit	Cleared	05/16/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-05-16): 5/16/17 Trailing document reviewed and exception cleared.
3127128	3127128	3831	Refinance Cash-out - Other	Investment	CT	Loan Review Complete	05/15/2017	Credit	Misc	Credit	Cleared	05/16/2017	1	Credit Exception:	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Estimated cost new on the appraisal is , which is more than the coverage amount.	Seller Comment (2017-05-16): Hazard Insurance includes replacement cost coverage of which more than covers the loan of . Insurance does not base its replacement coverage on appraisal replacement value given.

																							Reviewer Comment (2017-05-16): 5/16/17 Trailing comments/ documents reviewed and exception cleared as replacement cost coverage is apparent.
3126964			3126964	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	05/15/2017	Credit	Misc	Credit	Cleared	05/16/2017	1	Credit Exception:		Appraisal form 1007 is not apparent in file to document the market rent of the subject property. Lower of market and in place rent is to be used to calculate the DSCR per guidelines.		Seller Comment (2017-05-16): Appraisal market rent is Reviewer Comment (2017-05-16): 5/16/17 Trailing document reviewed and exception cleared
3366199	3366199	4778	Purchase	Investment	OH	Loan Review Complete	06/06/2017	Insurance	Insurance Documentation	Credit	Cleared	06/15/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost estimate on the appraisal is not covered. The agent's estimate (or any other estimate) of estimated replacement cost is not apparent in file.	Seller Comment (2017-06-13): Attached is the insurance listing the replacement cost of , highlighted at the bottom of the page, and the loan amount is . Insurance does not go off of the appraised value from the Appraisal Report, but instead they use their own Replacement Cost Estimators to find the appropriate value.

																							Reviewer Comment (2017-06-15): Coverage amount covers the loan amount and per binder shows that insurance deems replacement cost at.
3538767	3538767	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	06/20/2017	Credit	Misc	Credit	Cleared	06/29/2017	1	Credit Exception:	The fraud report in file reflects that the appraiser appears in the National Fraud Protection Database. A lender exception approval is not apparent in file.	Seller Comment (2017-06-21): Attached is the Fraud Guard showing the database results to be cleared highlighted on page 2.

																							Reviewer Comment (2017-06-29): Appraiser was searched, additional commentary added on Fraud report, outside search of appraiser shows he is licensed and active
3538793	3538793	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	06/20/2017	Credit	Misc	Credit	Cleared	07/20/2017	1	Credit Exception:	Lender exception approval is in file reflecting that the subject loan was allowed to be grandfathered in under April rates/ guidelines having closed by .	Reviewer Comment (2017-06-20): Lender exception approval is in file reflecting that the subject loan was allowed to be grandfathered in under April rates/ guidelines having closed by .

Reviewer Comment (2017-07-20): Client wishes to clear to EV1

																							Reviewer Comment (2017-07-20): Clear per cient
3281700	3281700	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/30/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:	Lender exception approval is in file page 116 which allows for grandfathering into March rates/ guidelines.	Reviewer Comment (2017-05-30): Exception approval provided to grandfather loan into March/Rates guidelines.

Seller Comment (2017-06-01): Approval is in file.  What else is needed?

																							Reviewer Comment (2017-08-06): Not a guideline violation
3282077			3282077	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Waived	05/30/2017	2	Credit Exception:		Lender exception approval is in file page 118 to use 80% of market rent listed on the 1007 (short term rental with unique market rent calculation).	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-05-30): Exception approval provided for guideline variance. Seller Comment (2017-06-01): Approval is in file. What else is needed?
3282081			3282081	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Waived	05/30/2017	2	Credit Exception:		Lender exception approval is in file page 120 which allows for an appraised value under $200,000 on the STRPRO loan product (guideline violation).	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-05-30): Exception approval provided for guideline variance. Seller Comment (2017-06-01): Approval is in file. What else is needed?
3282165	3282165	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/30/2017	Credit	Misc	Credit	Cleared	06/01/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-01): Residency status is not obtained on non-primary guarantors. Their social security numbers are obtained and they are run through Fraudguard but their credit is not run. The primary guarantor is a citizen and was run through credit and Fraudguard.

																							Reviewer Comment (2017-06-01): 6/1/17 Trailing comments reviewed and exception cleared as it was set in error.
3282398	3282398	3831	Refinance Cash-out - Other	Investment	GA	Loan Review Complete	05/30/2017	Credit	Misc	Credit	Cleared	06/01/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-01): Residency status is not obtained on non-primary guarantors. Their social security numbers are obtained and they are run through Fraudguard. Their credit is not run. The primary guarantor is a citizen and was run through credit and Fraudguard.

																							Reviewer Comment (2017-06-01): 6/1/17 Trailing comments reviewed and exception cleared as it was set in error.
3282400			3282400	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:		Lender exception approval is in file page 109 which allows for grandfathering into March rates/ guidelines.		Reviewer Comment (2017-05-30): Exception approval provided to grandfather loan into March/Rates guidelines. Reviewer Comment (2017-08-06): Not a guideline violation
3282955			3282955	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Waived	05/30/2017	2	Credit Exception:		Lender exception approval is in file page 121 to use 80% of market rent listed on the 1007 (short term rental with unique market rent calculation).	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-05-30): Exception approval provided for guideline variance.
3282966			3282966	3831		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:		Lender exception approval is in file page 119 which allows for grandfathering into March rates/ guidelines.		Reviewer Comment (2017-05-30): Exception approval provided to grandfather loan into March/Rates guidelines. Reviewer Comment (2017-08-06): Not a guideline violation
3261001			3261001	4516		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	05/26/2017	Fix and Flip	General	Credit	Cleared	06/01/2017	1	Borrowing entity is an LLC yet the Articles of Organization / Formation are noted as missing.				Seller Comment (2017-06-01): See Corporate Documents for Reviewer Comment (2017-06-01): 6/1/17 Trailing documents reviewed and exception cleared.
3261008			3261008	4517		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	05/26/2017	Fix and Flip	General	Credit	Cleared	06/01/2017	1	Borrowing entity is an LLC with no Corporate Resolution in the file.				Reviewer Comment (2017-06-01): 6/1/17 Trailing documents reviewed and exception cleared.
3261009			3261009	4518		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	05/26/2017	Fix and Flip	General	Credit	Cleared	06/01/2017	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.				Reviewer Comment (2017-06-01): 6/1/17 Trailing documents reviewed and exception cleared.
3283874			3283874	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:		Lender exception approval is in file page 116 which allows for grandfathering into March rates/ guidelines.		Reviewer Comment (2017-05-30): Exception approval provided to grandfather loan into March/Rates guidelines. Reviewer Comment (2017-08-06): Not a guideline violation
3264956			3264956	4513		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/27/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/01/2017	1	Missing Document: Articles of Organization/Formation not provided		In file is not legible.		Reviewer Comment (2017-06-01): 6/1/17 Trailing documents reviewed and exception cleared.
3297287	3297287	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:	Lender exception approval is in file to allow approval under the March rates/ guidelines.	Seller Comment (2017-06-07): Executive approval in file and closed within approved date for March guidelines. Not sure what else is wanted.

																							Reviewer Comment (2017-06-08): Closed within approval date for March
3297431	3297431	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for 3 of the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-07): The primary borrower is a US citizen. For non-primary guarantors, we obtain their social security numbers and run Fraudguard but we do not run their credit or obtain their residency status.

																							Reviewer Comment (2017-06-08): Primary borrower is a US CItizen
3286254			3286254	4513		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/30/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/08/2017	1	Missing Document: Articles of Organization/Formation not provided		In file is not legible.		Reviewer Comment (2017-06-08): received articles or inc.
3298117			3298117	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:		Guidelines do not allow for foreign nationals. The citizenship status for 3 of the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.		Reviewer Comment (2017-06-08): Primary borrower is US Citizen
3298176			3298176	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:		Lender Enhanced Review in file allows for the subject loan to be grandfathered in to use March rates/ guidelines.		Seller Comment (2017-06-07): Executive approval in file and loan closed within approved date. What else is needed here? Reviewer Comment (2017-06-08): Loan allowed to close for March
3298189	3298189	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Waived	06/09/2017	2	Credit Exception:	Lender Enhanced Review in file allows for a value of which is less than the STRPRO minimum of .	Guideline variance approved by lender at time of origination	Seller Comment (2017-06-07): Executive Approval in file to approve the . What else is wanted on this.

Seller Comment (2017-06-08): See explanation from executives to the reasoning behind the approval of the value of this property.

																							Reviewer Comment (2017-06-09): Lender approved value of based on excellent condition, market rent supported, Advance rate of 70% versus a value of provided substantial absolute dollars of equity in the event of default, and The property and loan would clearly qualify as a Rental360 loan. And since the legal document set is identical between the Rental360 and STRPro loan programs, it did not make sense to change the name of the loan program late in the review and underwriting process.
3298210	3298210	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/09/2017	1	Credit Exception:	Lender Enhanced Review in file allows for a particular calculation for the STRPRO DSCR on a short term rental property.	Seller Comment (2017-06-07): Executive approval in file and Guidelines state for STR Pros DSCR will be calculated based upon Gross Rents X 80%

																							Reviewer Comment (2017-06-09): Guidelines allowed for this in March, executive approval in file since this was a new guideline.
3298548	3298548	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/09/2017	1	Credit Exception:	Lender Enhanced Review in file allows for a particular calculation for the STRPRO DSCR on a short term rental property.	Seller Comment (2017-06-07): Executive approval in file to use 80% of rents to compute DSCR. This guideline was added to the 4/1 guidelines so approval was needed prior to 4/1 loans.

																							Reviewer Comment (2017-06-09): Guidelines allowed for this in March, executive approval in file since this was a new guideline.
3298553			3298553	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:		Lender Enhanced Review in file allows for the subject loan to be grandfathered in to use March rates/ guidelines.		Seller Comment (2017-06-07): Executive approval in file and loan close within approved dates. What else is needed here? Reviewer Comment (2017-06-08): Loan allowed to use March Guidelines
3298566	3298566	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-07): The primary borrower is a US citizen. For non-primary guarantors, we obtain their social security numbers and run Fraudguard but we do not run their credit or obtain their residency status.

																							Reviewer Comment (2017-06-08): Primary borrower is US Citizen
3299388			3299388	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:		Lender Enhanced Review in file allows for the subject loan to be grandfathered in to use March rates/ guidelines.		Seller Comment (2017-06-07): Executive Approval in file and file closed within approved dates. What else is needed for this loan? Reviewer Comment (2017-06-08): Loan allowed to use March Guidelines
3299390	3299390	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/09/2017	1	Credit Exception:	Lender Enhanced Review in file allows for a particular calculation for the STRPRO DSCR on a short term rental property.	Seller Comment (2017-06-07): Executive approval in file to use 80% market rent to calculate DSCR on short term rentals. This was added to the 4/1 Guidelines.

																							Reviewer Comment (2017-06-09): Guidelines allowed for this in March, executive approval in file since this was a new guideline.
3299400	3299400	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for 3 of the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-07): The primary borrower is a US citizen. For non-primary guarantors, we obtain their social security numbers and run Fraudguard but we do not run their credit or obtain their residency status.

																							Reviewer Comment (2017-06-08): Primary borrower is US Citizen
3299460			3299460	5351		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/31/2017	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	Cleared	06/09/2017	1	There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.		Rent loss insurance is required per guidelines.		Seller Comment (2017-06-08): See Rent Loss Insurance on updated Hazard Policy Reviewer Comment (2017-06-09): Received dec page showing loss of income coverage
3300163	3300163	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/09/2017	1	Credit Exception:	Lender Enhanced Review in file allows for a particular calculation for the STRPRO DSCR on a short term rental property.	Seller Comment (2017-06-07): The second version of March Guidelines states for STRPROs, DSCR is to be calculated using 80% of the gross rents, and that is what was used for this loan.

																							Reviewer Comment (2017-06-09): Guidelines allowed for this in March, executive approval in file since this was a new guideline.
3300166			3300166	3831		Refinance Rate/Term	Investment		GA		Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:		Lender Enhanced Review in file allows for the subject loan to be grandfathered in to use March rates/ guidelines.		Seller Comment (2017-06-07): Executive approval in file and loan closed withing approved dates. What else is needed for this? Reviewer Comment (2017-06-08): Loan allowed to use March Guidelines
3300186	3300186	3831	Refinance Rate/Term	Investment	GA	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/08/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for the 4 Guarantors is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-07): The primary borrower is a US citizen. For non-primary guarantors, we obtain their social security numbers and run Fraudguard but we do not run their credit or obtain their residency status.

																							Reviewer Comment (2017-06-08): Primary borrower is US Citizen
3410909	3410909	3831	Refinance Rate/Term	Investment	TX	Loan Review Complete	06/09/2017	Credit	Misc	Credit	Cleared	06/15/2017	1	Credit Exception:	The fraud report in file reflects that FEMA issued a Major Disaster Declaration on in the vicinity of the subject property. This was after the appraisal was performed. A subsequent inspection by the appraiser is needed to confirm that there was no impact on the subject property.	Seller Comment (2017-06-14): The fraud report in the fraud file is actually dated 2016, not 2017, so was prior to the appraisal. Please re-review page 3 of the attached fraudguard and clear this exception.

																							Reviewer Comment (2017-06-15): FEMA alert is for 5/26/16 no issue
3410923	3410923	3831	Refinance Rate/Term	Investment	TX	Loan Review Complete	06/09/2017	Credit	Misc	Credit	Cleared	08/06/2017	1	Credit Exception:	An enhanced reviewed is apparent in file which represents lender exception approval to allow the subject loan to be grandfathered into April rates/ guidelines.	Seller Comment (2017-06-14): Attached is the ER approval for the grandfathered rates.

Reviewer Comment (2017-06-15): Exception approval provided to grandfather loan into March/Rates guidelines.

																							Reviewer Comment (2017-08-06): Not a guideline violation
3221133	3221133	3831	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	05/24/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears in the National Fraud Protection Database. Executive approval is not apparent in file.	Reviewer Comment (2017-06-01): 6/1/17 Trailing documents reviewed. Unable to clear as the Enhanced Review/ exception approval is not apparent in file.

Seller Comment (2017-06-02): The appraiser in not on any industry ineligible lists and the Fraudguard notes that the appraiser is actively certified in North Carolina. We do not get enhanced reviews on these appraisers once we verify the they are licensed and there are no other issues.

Reviewer Comment (2017-06-04): Appraiser is licensed and in good standing

Reviewer Comment (2017-08-02): move to clear

																							Reviewer Comment (2017-08-02): Cleared - per research by client, licensed and active
3205929			3205929	5806		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	05/23/2017	Credit	Credit Documentation	Credit	Cleared	06/01/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		Required per guidelines.		Reviewer Comment (2017-06-01): 6/1/17 Trailing document reviewed and exception cleared as rent loss insurance is now apparent.
3255210	3255210	3831	Refinance Rate/Term	Investment	CA	Loan Review Complete	05/26/2017	Credit	Misc	Credit	Cleared	06/14/2017	1	Credit Exception:	Per the fraud report in file the appraiser name appears on 2 or more industry ineligible lists.	Reviewer Comment (2017-05-26): Lender exception approval indicates that based on 's verification that appraiser is licensed and active, appraiser and appraisal are approved.

Reviewer Comment (2017-06-14): ok to clear

																							Reviewer Comment (2017-06-14): Ok to clear as further search of Appraiser is clean
3566766			3566766	5846		Refinance Rate/Term	Investment		TX		Loan Review Complete	06/22/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	06/29/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.				Seller Comment (2017-06-28): Cash from Borrower is not the . It can be seen on the Final HUD page 36 of your closing package. Reviewer Comment (2017-06-29): Received HUD shows cash from borrower is
3557035			3557035	7897		Refinance Rate/Term	Investment		TX		Loan Review Complete	06/22/2017	Insurance	Insurance Documentation	Credit	Cleared	07/03/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-07-03): Received email showing policy does have rent loss coverage
3557105	3557105	7900	Refinance Rate/Term	Investment	TX	Loan Review Complete	06/22/2017	Assets	Asset Dcoumentation	Credit	Cleared	07/05/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-06-28): This bank statement is included in the closed loan file you have - page 231 of 283.

Reviewer Comment (2017-07-03): Only left for reserves

Seller Comment (2017-07-03): We are only required to cover the PITIA and not what is paid at closing so the reserve bank balance of  more than covers the  in PITIA..

																							Reviewer Comment (2017-07-05): Refinance occupied only need 1 month, cash to close not considered
3148877			3148877	595		Purchase	Investment		FL		Loan Review Complete	05/17/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	05/30/2017	1	Title Error: Title vesting does not concur with deed		Title only reflects 1 individual while the security instrument reflects 2 individuals.		Seller Comment (2017-05-26): They both will be on the final title policy. Reviewer Comment (2017-05-30): Lender attestation provided. They both will be on the final title policy.
3381276	3381276	3831	Purchase	Investment	TX	Loan Review Complete	06/07/2017	Credit	Misc	Credit	Cleared	06/20/2017	1	Credit Exception:	Per fraud report in file the appraiser appears in the National Fraud Protection Database. An enhanced review/ lender exception approval is not apparent in file.	Seller Comment (2017-06-13): Attached is the Fraud Guard showing the Under Writer approving this issue, highlighted on page 2.

																							Reviewer Comment (2017-06-20): Received in trailing documents. Exception cleared.
3381820	3381820	3831	Purchase	Investment	TX	Loan Review Complete	06/07/2017	Credit	Misc	Credit	Cleared	06/15/2017	1	Credit Exception:	Sufficient funds to close are not evident. In addition, the guidelines require at least 1 month in post closing reserves. This is also not evident.	Seller Comment (2017-06-13): Attached is the Fraud Guard showing the Under Writer approving this issue, highlighted on page 2.
Attached is the Final Hud showing that the Cash to Close needed from the borrower is , highlighted on bottom of page 1.  Also a screen shot of the 1 month reserves from the Borrower Information screen in Point showing .  The total of the two is  which should be sufficient funds.

																							Reviewer Comment (2017-06-15): Received final HUD1 showing cash from borrower is ; borrower has 1 month reserve met
3381798	3381798	5846	Purchase	Investment	TX	Loan Review Complete	06/07/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	06/15/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Seller Comment (2017-06-13): Attached is the Fraud Guard showing the Under Writer approving this issue, highlighted on page 2.
Attached is the Final Hud showing that the Cash to Close needed from the borrower is , highlighted on bottom of page 1.  Also a screen shot of the 1 month reserves from the Borrower Information screen in Point showing .  The total of the two is  which should be sufficient funds.

																							Reviewer Comment (2017-06-15): Received final HUD1 showing cash from borrower is
3859835			3859835	2859		Refinance Rate/Term	Investment		NY		Loan Review Complete	07/27/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/08/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-08-08): received payoff statement
3899639	3899639	3831	Refinance Rate/Term	Investment	NY	Loan Review Complete	08/01/2017	Credit	Misc	Credit	Cleared	08/08/2017	1	Credit Exception:	Closing documents and appraisal reflect a city name of , while the title report and insurance declaration page reflect .	Seller Comment (2017-08-04): is a neighborhood within . The actual legal address used by the United States Post Office is not including the Description. The city is actually still with being a borough of and being the neighborhood with

Seller Comment (2017-08-04): The address on the first page of the appraisal is listed as  and the legal description of the property is explained in Exhibit A of closing documents.

																							Reviewer Comment (2017-08-08): Recordables match legal
4027389			4027389	6569		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	08/15/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/24/2017	1	Missing secondary valuation product required for securitization.		Guidelines require an AVM value within 75% of the appraised value.		Seller Comment (2017-08-23): Loan was underwritten using the April 1, 2017 guidelines which does not require secondary valuation. Reviewer Comment (2017-08-24): Second valuation not required
3396100			3396100	7897		Purchase	Investment		FL		Loan Review Complete	06/08/2017	Insurance	Insurance Documentation	Credit	Cleared	06/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Declaration page reflects an asterisk which refers the reader to "See Policy Prons" for confirmation of rent loss coverage. The policy prons confirming rent loss coverage were not apparent in file.		Reviewer Comment (2017-06-29): received email confirming in rent coverage
3281505			3281505	3831		Purchase	Investment		CT		Loan Review Complete	05/30/2017	Credit	Misc	Credit	Waived	05/30/2017	2	Credit Exception:		Lender exception approval in file page 184 represents lender approval to allow for a 6.5% seller concession which exceeds the max allowed of 6%.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-05-30): Exception approval provided for guideline variance.
3670747	3670747	3831	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	07/05/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Missing from the file is an attestation signed by the tenant to confirm that the expired lease in file was renewed	Reviewer Comment (2017-07-25): Received email stating tenants renewed, no information provided on who confirmed renewal

Seller Comment (2017-08-02): The attestation came from the broker.

																							Reviewer Comment (2017-08-02): received attestation from broker
3767160			3767160	4924		Refinance Rate/Term	Investment		GA		Loan Review Complete	07/15/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/02/2017	1	Missing Valuation:		Missing Desk Review or VRR as required due to enclosed AVM value is less than 75% of Appraised Value.		Seller Comment (2017-07-31): Please see uploaded VRR. Reviewer Comment (2017-08-02): Received VRR with value of within 75%
3798008			3798008	5846		Refinance Rate/Term	Investment		GA		Loan Review Complete	07/19/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	08/02/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.		The HUD for the subject transaction indicates that funds were contributed to the transaction via 2 separate HUDs from other transactions. Those settlement statements must be provided to confirm funds to close were from a satisfactory source.		Seller Comment (2017-08-02): We do not source our funds for refinances. Reviewer Comment (2017-08-02): on Refi's - cash to close not required to be verified,
3798012	3798012	7900	Refinance Rate/Term	Investment	GA	Loan Review Complete	07/19/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/02/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-08-02): Verified reserves of . I am not sure where $0 is coming from.

																							Reviewer Comment (2017-08-02): on Refi's - cash to close not required to be verified, - borrower's assets cover reserves
3535959	3535959	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	06/20/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	One of the Guarantors appears on 2 or more industry ineligible lists per the fraud report in file. An enhanced lender review is apparent in file which represents the lender's exception approval.	Reviewer Comment (2017-06-20): Enhanced Lender Review - Per comments (P131) This alert is on one of the members of the . Our borrower is a credit score and has sufficient depth of credit. Borrower owns 115 properties. has been researched without any fraud hits, online. Properties and borrower qualify for the Rental360 loan programs.

Reviewer Comment (2017-08-02): To be cleared This alert is on one of the members of the . Our borrower is a credit score and has sufficient depth of credit. Borrower owns 115 properties.  has been researched without any fraud hits, online. Properties and borrower qualify for the Rental360 loan programs.

																							Reviewer Comment (2017-08-02): This alert is on one of the members of the . Our borrower is a credit score and has sufficient depth of credit. Borrower owns 115 properties. has been researched without any fraud hits, online. Properties and borrower qualify for the Rental360 loan programs.
3761548	3761548	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	One of the members of the borrowing entity appears on 2 or more industry ineligible lists per the Fraud Report in file. Lender Enhanced Review/ Exception Approval is apparent in file. Lender consideration is required.	Seller Comment (2017-07-31): Please see the ER exception approving the names on the ineligible list.

																							Reviewer Comment (2017-08-02): Lender researched and stated no fraud hits online, person is a member of the and owns 115 properties
3456636	3456636	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	06/13/2017	Credit	Misc	Credit	Cleared	06/20/2017	1	Credit Exception:	One of the members of the borrowing entity appears on 2 or more industry ineligible lists per the fraud report in file.	Seller Comment (2017-06-14): Attached is the Fraud Guard showing the UW approved the industry ineligible, highlighted on page 2.

Reviewer Comment (2017-06-15): Received FraudGuard shwoing approved, need reasoning around approval.  Borrower is on 12 client lists.

Seller Comment (2017-06-16): I have uploaded the documentation to show that the UW approved this flag on the fraud report.

																							Reviewer Comment (2017-06-20): Ownership concerns reflected on the Fraud Report were addressed. Exception cleared.
3456633	3456633	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	06/13/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	One of the members of the borrowing entity appears on 2 or more industry ineligible lists per the fraud report in file.	Seller Comment (2017-06-16): Attached is the ER approval for the fraud guard flag.

Reviewer Comment (2017-06-20): This alert is on one of the members of the . Our borrower is a 720 credit score and has sufficient depth of credit. Borrower owns 115 properties.

Reviewer Comment (2017-08-02): To be cleared per research

																							Reviewer Comment (2017-08-02): This alert is on one of the members of the . Our borrower is a 720 credit score and has sufficient depth of credit. Borrower owns 115 properties. has been researched without any fraud hits, online. Properties and borrower qualify for the Rental360 loan programs.
3551401	3551401	7897	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	06/21/2017	Insurance	Insurance Documentation	Credit	Cleared	06/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	Seller Comment (2017-06-28): Rent loss coverage is not available on vacant properties. This property is under renovation so therefore, is currently not rented.

																							Reviewer Comment (2017-06-29): Received email showing rent loss coverage not available due to vacancy
3323932			3323932	5398		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	06/01/2017	Fix and Flip	General	Credit	Cleared	06/09/2017	1	Missing Document: Spousal Consent not provided.				Reviewer Comment (2017-06-09): borrowers are married to each other, spousal consent provided
3426340	3426340	3831	Refinance Cash-out - Other	Investment	LA	Loan Review Complete	06/11/2017	Credit	Misc	Credit	Waived	06/15/2017	2	Credit Exception:	Enhanced review by the lender represents an exception approval regard the late child support payments. Child support payments are not excluded from review per guidelines.	Guideline variance approved by lender at time of origination	Seller Comment (2017-06-14): ER attached is showing approved to move forward.

																							Reviewer Comment (2017-06-15): Enhanced revies for payment exception, guidelines do exclude child support and borrower is a repeat borrower with good payment history
3300794	3300794	3831	Refinance Cash-out - Other	Investment	OH	Loan Review Complete	05/31/2017	Credit	Misc	Credit	Cleared	06/09/2017	1	Credit Exception:	Guidelines do not allow for foreign nationals. The citizenship status for the second Guarantor is not disclosed in file. Unable to determine if guidelines were met.	Seller Comment (2017-06-07): Primary guarantor is a citizen. Non-primary guarantors social security numbers are collected and used for Fraudguard but their credit is not checked.

Reviewer Comment (2017-06-08): Received driver's license only, no indication of citizenship

Seller Comment (2017-06-08): We do not check citizenship of non-primary borrower.

Seller Comment (2017-06-09): Citizenship is verified through Fraudguard.  See page 6 of attached report.

																							Reviewer Comment (2017-06-09): Fraudguard provided
3300733	3300733	4778	Refinance Cash-out - Other	Investment	OH	Loan Review Complete	05/31/2017	Insurance	Insurance Documentation	Credit	Cleared	06/09/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. The estimated replacement cost on the appraisal is not covered. The agent's estimate of replacement cost is not apparent in file.	Seller Comment (2017-06-07): Primary guarantor is a citizen. Non-primary guarantors social security numbers are collected and used for Fraudguard but their credit is not checked.

Reviewer Comment (2017-06-08): Request was made for insurance in amount of, need dec page showing it has been granted

																							Reviewer Comment (2017-06-09): Received dec page showing the in coverage and fuctional replacement cost
3191356	3191356	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	05/22/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	Appraiser appears on 2 or more industry ineligible lists per the fraud report in file.	Reviewer Comment (2017-05-22): Based on verification that appraiser is licensed and active, appraiser and appraisal are approved per lender executive committee.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of website, no disciplinary actions, suspensions or other derogatory issues found.
3257274	3257274	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	05/26/2017	Credit	Misc	Credit	Cleared	06/14/2017	1	Credit Exception:	Per the fraud report in file the appraiser name appears on 2 or more industry ineligible lists.	Reviewer Comment (2017-05-26): Lender exception approval indicates that based on verification that appraiser is licensed and active, appraiser and appraisal are approved. Per active on ASC for , and Only Licensed Residential so not active with HUD. No disciplinary findings found.

Reviewer Comment (2017-06-14): ok to clear

																							Reviewer Comment (2017-06-14): Ok to clear as further search of Appraiser is clean
3258051	3258051	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	05/26/2017	Credit	Misc	Credit	Cleared	06/01/2017	1	Credit Exception:	The property is apparently subject to a ground lease per the appraisal and title (leasehold). Leasehold is not an eligible property according to the guidelines. The preliminary title commitment indicates that the lease will be paid and the final title policy will be issued as fee simple. Final title policy confirming this is not apparent in file.	Seller Comment (2017-06-01): Final HUD attached shows the ground rents paid off on page 2. Final Title Commitment will show Fee Simple.

																							Reviewer Comment (2017-06-01): 6/1/17 Trailing document reviewed and exception cleared as the prelim title and the HUD both indicate that the total ground rent was paid at closing in order to redeem. Final Title not available yet.
3252196	3252196	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	05/26/2017	Credit	Misc	Credit	Cleared	06/14/2017	1	Credit Exception:	Per the fraud report in file the appraiser name appears on 2 or more industry ineligible lists.	Reviewer Comment (2017-05-26): Per elevated lender review: Based on 's verification that appraiser is licensed and active, appraiser and appraisal are approved. Active on ASC roster for DC, Maryland, and Virginia. Only Licensed Residential so not active with HUD. No disciplinary findings found.

Reviewer Comment (2017-06-14): okay to clear

																							Reviewer Comment (2017-06-14): Ok to clear as further search of Appraiser is clean
3445773	3445773	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	06/13/2017	Credit	Misc	Credit	Cleared	06/20/2017	1	Credit Exception:	Documented assets are short the required 3 months reserves (Required when an active lease is not apparent. The lease in file is from 2014 and there is no document in file signed by landlord and tenant to confirm that the lease is still in effect.).	Seller Comment (2017-06-16): The Lease (attached) is a "month to month" lease, therefore it would not be expired or an additional lease, as the tenant is still occupying the property. The UW approval (attached) shows the reserves required, highlighted on pg 5, to be , since our guidelines state 1 month reserves if the property is leased. The assets snapshot (attached) is showing a balance of which is more than the required amount.

																							Reviewer Comment (2017-06-20): Additional review confirms sufficient assets. Exception cleared.
3445852			3445852	4062		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	06/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/20/2017	1	Missing Document: Corporate Resolution not provided		Certificate of Incumbency was not apparent in file file.		Seller Comment (2017-06-16): Attached is the Incumbency Cert. Reviewer Comment (2017-06-20): Received in trailing documents. Exception cleared.
3445855			3445855	4507		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	06/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/20/2017	1	Missing Document: Certificate of Good Standing not provided				Seller Comment (2017-06-16): Attached is the proof of Good Standing. Reviewer Comment (2017-06-20): Received in trailing documents. Exception cleared.
3445854			3445854	4513		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	06/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/20/2017	1	Missing Document: Articles of Organization/Formation not provided				Seller Comment (2017-06-16): Attached is the Articles of Organization. Reviewer Comment (2017-06-20): Received in trailing documents. Exception cleared.
3445844	3445844	5380	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	06/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/20/2017	1	Missing Document: Operating Agreement not provided	Certificate of Incumbency was not apparent in file.	Seller Comment (2017-06-16): Attached is the Incumbency Cert.

Seller Comment (2017-06-16): Attached is the Operating Agreement.

																							Reviewer Comment (2017-06-20): Received in trailing documents. Exception cleared.
3956214			3956214	2859		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	08/07/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/13/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Seller Comment (2017-08-10): Loan payoff statement is not needed on this loan. This loan is a refinance cashout. Reviewer Comment (2017-08-13): not required on cash out
3735722	3735722	2859	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	07/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/08/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided	Loan Approval Exception form in file indicates a requirement for payoff and pay history on the Borrower's previous mortgage being refinanced due to waiver of seasoning. Evidence that the deed to on was a "mistake" was not apparent in file.	Seller Comment (2017-07-31): Please see uploaded payoff statement.

Seller Comment (2017-07-31): Please see uploaded payoff statement.
Please see the ER asking if we could get a pay history, but then approving the file on 05/19 without acquiring the pay history.

Seller Comment (2017-07-31): Please see uploaded payoff statement.
Please see the ER asking if we could get a pay history, but then approving the file on 05/19 without acquiring the pay history.
Please see the email from  inquiring all necessary date in order to file a corrective deed.

Reviewer Comment (2017-08-02): Pay history appears to be waived based on email stating invalid vesting.  Need proof of pay off as required

Seller Comment (2017-08-04): Final HUD shows payoff and see also attached ER approval.

																							Reviewer Comment (2017-08-08): HUD shows payoff
3536169	3536169	5846	Refinance Rate/Term	Investment	NJ	Loan Review Complete	06/20/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	06/29/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Seller Comment (2017-06-21): For Refinances our guidelines do not demand proof of funds for closing, this is a No Cash-out Refi.

																							Reviewer Comment (2017-06-29): Guidelines do not required closing funds to be verified
3536161	3536161	7900	Refinance Rate/Term	Investment	NJ	Loan Review Complete	06/20/2017	Assets	Asset Dcoumentation	Credit	Cleared	06/29/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-06-21): Attached is the bank statement showing the funds to be greater than for the one month of reserves since the property is leased.

																							Reviewer Comment (2017-06-29): Bank statements support reserves, does not consider or required funds for closing to be documented and doesn't take out of funds for reserves
3147720			3147720	3831		Purchase	Investment		FL		Loan Review Complete	05/17/2017	Credit	Misc	Credit	Cleared	05/25/2017	1	Credit Exception:		The standard operating procedures (page 10 of the guidelines) require a PRA card for permanent resident aliens (disclosed as such on the application). This is missing from the file.		Reviewer Comment (2017-05-25): Received Perm resident card
4081649			4081649	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	08/21/2017	Credit	Misc	Credit	Cleared	08/24/2017	1	Credit Exception:		Lease in file is from 2016, however the Guarantor ID for reflects that his mailing address was the subject property and the ID was issued in 2017. Enhanced review is required by guidelines in this case. An enhanced reviewed was performed, however the documents provided as evidence that the subject is not this Guarantor's current primary residence is not apparent in file.		Reviewer Comment (2017-08-24): Guarantor address is different than subject property. Received rent receipts
3672022	3672022	4778	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	07/05/2017	Insurance	Insurance Documentation	Credit	Cleared	08/02/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost estimate on the appraisal is not covered. The agent's estimate (or any other estimate) of estimated replacement cost is not apparent in file.	Reviewer Comment (2017-07-25): Received email showing policy has additional 10% replacement coverage, this does not cover the replacement cost on the appraisal and no documented replacement cost by agent has been provided

Seller Comment (2017-08-01): Not sure what else is wanted here.  Appraisal replacement cost is never used for insurance purposes.  That is determined by by insurance agency.  There is replacement coverage (110% of ) on this property which is stated in the email from the Insurance Agent.

																							Reviewer Comment (2017-08-02): Coverage is sufficient per email from insurance coverage.
3720378	3720378	3831	Refinance Cash-out - Other	Investment	TN	Loan Review Complete	07/10/2017	Credit	Misc	Credit	Cleared	07/13/2017	1	Credit Exception:	The appraised value of is higher than the value which was based on the sales comparison approach . If the LTV is determined based on the sales comparison approach the LTV would be deemed to have been excessive in relation to the guidelines.	Seller Comment (2017-07-12): The value is not based on the sales comparison, but on the actual appraised value, therefore the LTV is in line with guidelines.

																							Reviewer Comment (2017-07-13): Sales approach not used
3716321	3716321	596	Refinance Cash-out - Other	Investment	TN	Loan Review Complete	07/10/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	07/13/2017	1	Missing Lien(s) negatively impacting title	Title shows a judgment, which is not being paid in escrow. Amount $150. See Schedule B - Section II exceptions.	Seller Comment (2017-07-12): Please see the uploaded supplemental title showing Schedule BII, section item 7 is deleted from the commitment.

																							Reviewer Comment (2017-07-13): Received Section B of title showing deletion of item 7
3960008	3960008	17710	Refinance Rate/Term	Investment	NJ	Loan Review Complete	08/08/2017	Fix and Flip	General	Credit	Cleared	09/18/2017	1	Insurance Policy Expiration Date is less than 30 days from the Note Date and does not have automatic renewal.	Reviewer Comment (2017-09-05): Unable to clear - the policy document which was provided in the trailing documents does reflect a policy period that is within guidelines, however the applicable coverage amount, replacement cost and rent loss coverage/ amount is not apparent. This is needed to confirm that nothing has changed from the policy that expired 8/16/17.

Seller Comment (2017-09-18): As of the date of the loan, the borrower had a year long insurance policy that met our guidelines.  Our guidelines do not require the policy to be 12 months from date of loan, but only a 12 month policy and this was met.

																							Reviewer Comment (2017-09-18): Received renewal policy
3959960			3959960	2859		Refinance Rate/Term	Investment		NJ		Loan Review Complete	08/08/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/13/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-08-13): Received payoff
4007621			4007621	20623		Refinance Rate/Term	Investment		ME		Loan Review Complete	08/13/2017	Guideline	Guideline Issue	Credit	Waived	08/13/2017	2	Ineligible property type.		Property consists of acres which exceeds guidelines of 2.0 max allowable, Enhanced review in file allowing 2.0 acres with max loan amount of .	Guideline variance approved by lender at time of origination.	Reviewer Comment (2017-08-13): Max loan amount of with appraised value of
3897526	3897526	3831	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	08/01/2017	Credit	Misc	Credit	Waived	08/08/2017	2	Credit Exception:	Guidelines require a VRR given that no data was found on the AVM. The vendor was not able to complete a VRR because of the lack of comps, 4 unit property in a unique rural location, etc. Lender approved an exception to allow for usage of a BPO in lieu of the VRR.	Guideline variance approved by lender at time of origination	Seller Comment (2017-08-02): Not sure what else is needed here. We tried to get a VRR and were unable to so therefore received executive approval to move forward with BPO.

																							Reviewer Comment (2017-08-08): Exception approved, could not get a VRR and borrower is an experienced investor who just closed a loan last month. Multifamily comps are miles away. Tenant occupied in good condition - okay to proceed
3736441			3736441	2859		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	07/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/02/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Seller Comment (2017-07-31): Please see uploaded payoff statement. Reviewer Comment (2017-08-02): Received payoff statement
3564008			3564008	5846		Refinance Rate/Term	Investment		NJ		Loan Review Complete	06/22/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	07/05/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.				Seller Comment (2017-06-28): This is a refinance and on refinances, we do not verify funds. Reviewer Comment (2017-07-05): Per guidelines do not verify cash to close on a refinance
3564028			3564028	7900		Refinance Rate/Term	Investment		NJ		Loan Review Complete	06/22/2017	Assets	Asset Dcoumentation	Credit	Cleared	07/05/2017	1	Insufficient funds for Reserves. Guidelines require				Seller Comment (2017-06-28): Verified reserves are which is included in your Loan File page 198 of 234. Reviewer Comment (2017-07-05): Only need 1 month, cash to close not required for refinance
3537103			3537103	3831		Purchase	Investment		MI		Loan Review Complete	06/20/2017	Credit	Misc	Credit	Cleared	06/29/2017	1	Credit Exception:		Source of funds for the recent large deposit(s) is not apparent in file. The balance increased from on 5/19/17 to on 05/30/17.		Seller Comment (2017-06-21): Our guidelines do not source our funds from the assets provided by the borrower. Reviewer Comment (2017-06-29): Source of funds not required
3537109	3537109	7900	Purchase	Investment	MI	Loan Review Complete	06/20/2017	Assets	Asset Dcoumentation	Credit	Cleared	06/29/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-06-23): I am not seeing where the is coming from. I attached the bank balance as of showing plenty of cash to cover the reserves.

																							Reviewer Comment (2017-06-29): Borrower has documented funds, source of funds not required
4316244	4316244	3831	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	09/14/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Desk Review value was indeterminate and a reconciled value was not available. Guidelines were not met as a result. Lender Committee reviewed the appraisal, VRR and BPO and determined the value to be per the BPO. The lender exception approval is in file page 123 confirming this procedure.	Guideline variance approved by lender at time of origination.	Seller Comment (2017-09-18): Value was approved through Executive Review since the desk review value could not be determined. What else is needed here?

Reviewer Comment (2017-09-18): Guidelines were not met as they are written.  Lender to advise if this exception is to be waived without compensating factors.

																							Reviewer Comment (2017-09-18): Lender approved an exception at origination. LTV 65% and BPO obtained to support value.
3898959	3898959	3831	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	08/01/2017	Credit	Misc	Credit	Waived	08/08/2017	2	Credit Exception:	Late payment is apparent on the payoff statement. Lender approved an exception to allow with a max LTV of 65%.	Guideline variance approved by lender at time of origination	Seller Comment (2017-08-02): Not sure what else is wanted. Due to late payments an ER approval was obtained approving loan to not be more than 65% LTV. The loan was not more than 65% LTV at .

																							Reviewer Comment (2017-08-08): Exception approval for June payment approved
3899013			3899013	3831		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	08/01/2017	Credit	Misc	Credit	Cleared	08/08/2017	1	Credit Exception:		Source of funds for the large deposit in the amount of $4,000 on 6/22/17 is not apparent in file.		Seller Comment (2017-08-02): We do not require proof of funds. Reviewer Comment (2017-08-08): Not required on refinances
3854106			3854106	7897		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	07/26/2017	Insurance	Insurance Documentation	Credit	Cleared	08/08/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-08-08): Received email from insurance agent stating dec page to come but loss of rents has been added
3899006			3899006	7900		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	08/01/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/08/2017	1	Insufficient funds for Reserves. Guidelines require				Seller Comment (2017-08-02): Three months of PITIA is ( X3), and not the . Verified reserves of covers the . Reviewer Comment (2017-08-08): Assets covers reserves
3469978			3469978	4778		Purchase	Investment		TN		Loan Review Complete	06/14/2017	Insurance	Insurance Documentation	Credit	Cleared	06/29/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost estimate on the appraisal is not covered. The agent's estimate (or any other estimate) of estimated replacement cost is not apparent in file.		Seller Comment (2017-06-20): Insurance does include replacement costs coverage at 100%. Reviewer Comment (2017-06-29): Policy provided shows 100% Replacement cost
3897752			3897752	2859		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	08/01/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/08/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-08-08): Received mortgage statement
3921321	3921321	3831	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	08/03/2017	Credit	Misc	Credit	Cleared	08/08/2017	1	Credit Exception:	DSCR of .98 is less than the minimum required of 1.0 per guidelines. It would appear that the subject property taxes were understated by the lender. The tax cert in file reflects an annual tax expense of .	Seller Comment (2017-08-04): The are old taxes. The new estimated taxes based upon the new valuation are ). Attached is new valuation and it can also be found in the Loan File page 60.

																							Reviewer Comment (2017-08-08): Updated taxes based on receipt of tax
3724640			3724640	3831		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	07/11/2017	Credit	Misc	Credit	Cleared	07/18/2017	1	Credit Exception:		Hazard insurance deductible exceeds the max allowed of $2,500 or 1% per guidelines. A lender exception approval is apparent in file.		Seller Comment (2017-07-14): Please see the uploaded insurance showing the deductible to be . Reviewer Comment (2017-07-18): Received policy deck page showing deductible is $2500
3713584			3713584	5383		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	07/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	07/13/2017	1	Missing Document: Spousal Consent Form not provided		Required to confirm that the note is enforceable in the community property state.		Seller Comment (2017-07-12): See the uploaded spousal consent form. Reviewer Comment (2017-07-13): Received spousal consent
3736520	3736520	3831	Refinance Cash-out - Home Improvement	Investment	IN	Loan Review Complete	07/12/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	The appraised value does not appear to have been supported. The commentary and photos in the VRR with Redbell confirm that the subject's condition is inferior to that of the comparable sales used within the appraisal. The valuation performed by ClearCapital does not look to be as reliable as the commentary in that valuation indicates that an extraordinary assumption was made regarding the condition of the subject property. The condition of the subject appears to be a critical factor in determining the value. Please note that the LTV is at the maximum allowed level of 70% given that the borrower has owned the property for less than 12 months.	Seller Comment (2017-07-25): A valuation methodology is in place that was approved by RCO . That methodology was executed exactly in accordance with the requirements and all necessary documents were provided to meet RCO's value requirements.

																							Reviewer Comment (2017-08-02): The CDA by supports the appraised value - the comments on the have issues with appraisal and comparables, review of appraisal shows similar size, condition, and minimal adjustments and within 0.50 miles from subject property.
3761385			3761385	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/08/2017	1	Credit Exception:		AVM value of is not 75% of the appraised value. As a result a desk review or VRR is required to reflect a value of 75% of the appraised value per guidelines.		Reviewer Comment (2017-08-08): Received VRR with value of which supports appraisal
3730635			3730635	3861		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	07/11/2017	Property - Appraisal	General Appraisal Requirements	Property	Cleared	08/08/2017	1	Valuation Exception:		Appraisal in file does not include the required rent schedule form 1007. Market rent of $785/ month was used in determining the DSCR so this must be supported by form 1007.		Seller Comment (2017-08-04): Attached is updated appraisal with the Form 1007 on page 6. Reviewer Comment (2017-08-08): Full appriasal with comparable rent schedule provided
3736971			3736971	2866		Purchase	Investment		NY		Loan Review Complete	07/12/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	07/20/2017	1	Missing Document: Title Preliminary not provided				Seller Comment (2017-07-14): Please see the uploaded title commitment. Reviewer Comment (2017-07-20): Received title prelim
3736824	3736824	3831	Purchase	Investment	NY	Loan Review Complete	07/12/2017	Credit	Misc	Credit	Cleared	07/20/2017	1	Credit Exception:	Per the Fraud Report in file the borrower's name appears in the National Fraud Protection Database. Documentation was not provided to confirm that this was not the same person as the borrower.	Seller Comment (2017-07-14): Please see the uploaded title commitment.
Please see page 2 of the uploaded Fraud Guard showing the underwriter stating the name of the borrower on the National Fraud Protection is not the same person.

																							Reviewer Comment (2017-07-20): Research shows the borrower is not the same
3736787			3736787	3831		Purchase	Investment		NY		Loan Review Complete	07/12/2017	Credit	Misc	Credit	Cleared	07/20/2017	1	Credit Exception:		Source of funds for large deposits of on 6/6/17 to acct and on 6/6/17 to acct are not apparent in file.		Seller Comment (2017-07-14): Per our guidelines, we do not source for any large deposits. Reviewer Comment (2017-07-20): Source of funds not required
3759710			3759710	3831		Refinance Cash-out - Other	Investment		DC		Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		AVM in file is less than 75% of the appraised value. As a result a desk review or VRR is required. This was not apparent in file.		Seller Comment (2017-07-31): Please see the uploaded VRR Reviewer Comment (2017-08-02): Received VRR and is within 75%
3759766	3759766	3831	Refinance Cash-out - Other	Investment	DC	Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/11/2017	1	Credit Exception:	Pay history on the loan being paid off was not satisfactory. A lender exception approval is apparent in file based on the borrower's explanation.	Seller Comment (2017-07-31): Please see the uploaded ER approving the pay history.

Reviewer Comment (2017-08-02): Enhanced review showing pay history approved

Reviewer Comment (2017-08-11): Move to clear since this is not a guideline violation

																							Reviewer Comment (2017-08-11): Not a guideline exception, ok to clear as this is just extra info
3760135	3760135	3831	Refinance Cash-out - Other	Investment	DC	Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Tax payment history and tax cert do not coincide. In addition, the appraisal reflects / year in taxes which does not correspond to the previously mentioned documented. The final property tax amount must be documented further. This is critical as the minimum DSCR for this 2 unit property is 1.30 and the DSCR with the lower tax amount is exactly 1.30.	Seller Comment (2017-07-31): Processor estimate current taxes using the previous years tax totals to estimate the escrowed amount. The processor added all of 2016 taxes totalling , then subtracted the amount paid and got the number . The appraised value is not always correct and the difference should not affect the DSCR. j Please review the attached tax pay history.

																							Reviewer Comment (2017-08-02): Received Tax doc from Office of Tax and Revenue and shows
3759980			3759980	4513		Refinance Cash-out - Other	Investment		DC		Loan Review Complete	07/14/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/02/2017	1	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2017-08-02): Received
4376584			4376584	3831		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	09/25/2017	Credit	Misc	Credit	Waived	09/25/2017	2	Credit Exception:		Guidelines require a credit report, etc. from the Primary Guarantor of an borrowing entity. The 2 members owning 25% each (and not the 3rd member owning 50%) were approved to the primary guarantors.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-09-25): Lender approved an exception at origination to allow the 2 members with 25% ownership each to be the primary guarantors. An apparent compensating factor includes having credit scores that far exceed the guideline minimum.
3762800			3762800	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		Guidelines require an AVM reflecting a value within 75% of the appraised value. This was not apparent in file.		Seller Comment (2017-07-31): Please see uploaded AVM. Reviewer Comment (2017-08-02): AVM shows Retail of and distressed of -within 75%
3737998			3737998	4513		Refinance Cash-out - Other	Investment		DC		Loan Review Complete	07/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	07/18/2017	1	Missing Document: Articles of Organization/Formation not provided				Seller Comment (2017-07-14): Please see the uploaded articles of formation. Reviewer Comment (2017-07-18): Received Articles
3852618			3852618	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	07/26/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		Guidelines require a VRR with a value within 75% of the appraised value since the AVM in file was far short of reflecting a value within 75% of the appraised value. The necessary VRR is not apparent in file.		Seller Comment (2017-07-31): Please see uploaded VRR. Reviewer Comment (2017-08-02): Received VRR with value of within 75%
3834724			3834724	3831		Purchase	Investment		NJ		Loan Review Complete	07/25/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		There are multiple large deposits on the 6/30/17 asset statement in file. Missing from the file is evidence that these deposits were from a satisfactory source.		Seller Comment (2017-07-31): We do not require source of funds. Reviewer Comment (2017-08-02): Source of funds not required
3834676	3834676	7900	Purchase	Investment	NJ	Loan Review Complete	07/25/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/02/2017	1	Insufficient funds for Reserves. Guidelines require	If a copy of the earnest money check is produced (and it corresponds with the line item dated 6/8/17 on the bank statement) that would resolve the asset shortage.	Seller Comment (2017-08-01): I do not know where the is coming from. The earnest money was and can be seen through the Final HUD at closing where it was applied. Reserves were verified. Total for closing and PITIA was and reserve total was . Attached is the bank statement.

																							Reviewer Comment (2017-08-02): Borrower has funds for all of the transaction including reserves
3738075			3738075	7897		Refinance Cash-out - Other	Investment		WI		Loan Review Complete	07/12/2017	Insurance	Insurance Documentation	Credit	Cleared	07/18/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Seller Comment (2017-07-14): Please see the uploaded memo explaining there is no rent loss due to the property being vacant. Reviewer Comment (2017-07-18): Rent loss not available on vacant properties
3767290			3767290	4924		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	07/15/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/02/2017	1	Missing Valuation:		Missing Desk Review or VRR as required due to enclosed AVM value is less than 75% of Appraised Value.		Seller Comment (2017-07-31): Please see uploaded VRR. Reviewer Comment (2017-08-02): Received VRR with value of within 75%
3813647	3813647	3831	Purchase	Investment	NJ	Loan Review Complete	07/21/2017	Credit	Misc	Credit	Cleared	08/11/2017	1	Credit Exception:	Lender exception approval is in file page 135 to allow a rate of 7.4%.	Seller Comment (2017-07-31): Please see uploaded ER approving the rate.

Seller Comment (2017-08-01): Once we have an ER approval, what else are you requesting?

Reviewer Comment (2017-08-02): Rate disclsoed at 7.4% lender ok to honor 7.4 per enhanced review.  No changes to loan amount, credit score and DSCR did not change

Reviewer Comment (2017-08-11): Not a guideline violation

																							Reviewer Comment (2017-08-11): OK to clear to 1 - borrower ability to buy 3 yr prepay (from 5yr) is within guidelines
3715601	3715601	3831	Refinance Rate/Term	Investment	AL	Loan Review Complete	07/10/2017	Credit	Misc	Credit	Cleared	07/20/2017	1	Credit Exception:	Portfolio balance of exceeds the maximum allowed amount of $1,000,000. An enhanced review/ Exception Approval is apparent in file page 112.	Seller Comment (2017-07-12): Please see the uploaded ER approval for the exceeding of the maximum loan amount.

Reviewer Comment (2017-07-13): Enhanced review approval based on borrower experience and payment history for increase to borrower Portfolio Balance

																							Reviewer Comment (2017-07-20): Clear per client
3718911	3718911	3831	Refinance Rate/Term	Investment	AL	Loan Review Complete	07/10/2017	Credit	Misc	Credit	Cleared	07/14/2017	1	Credit Exception:	Per appraiser, there is deferred maintenance that needs to be addressed (wood rot, garage windows replacement, exterior paint, etc.). The cost to cure is $6,000, but the appraisal was performed "As is". An enhanced review/ Lender Exception Approval is apparent in file.	Seller Comment (2017-07-12): Page 3 of the uploaded appraisal report shows a tenant occupying the property and our guidelines only call for one month reserves of $565.49 for tenant occupied properties.
Please see the uploaded ER approval for the maximum loan amount.
Please see the uploaded ER approval for the cosmetic maintenance on the subject property.

Reviewer Comment (2017-07-13): comment provided does not relate to the exception

Seller Comment (2017-07-13): What more is wanted on this loan.  Executive approval is included in file stating "Only cosmetic repairs are required, and condition meets guidelines."

																							Reviewer Comment (2017-07-14): Only cosmetic repairs required, condition meets Rental 360 program
3718982	3718982	3831	Refinance Rate/Term	Investment	AL	Loan Review Complete	07/10/2017	Credit	Misc	Credit	Waived	07/13/2017	2	Credit Exception:	Total portfolio balance of exceeds the max allowed amount of $1,000,000. Enhanced review/ Lender Exception Approval is in file page 114.	Guideline variance approved by lender at time of origination.	Seller Comment (2017-07-12): Page 3 of the uploaded appraisal report shows a tenant occupying the property and our guidelines only call for one month reserves of $565.49 for tenant occupied properties.
Please see the uploaded ER approval for the maximum loan amount.

																							Reviewer Comment (2017-07-13): Enhanced review approval for portfolio balance limit of $1,136,000 based on borrower experience and payment history.
3704330			3704330	3842		Refinance Rate/Term	Investment		AL		Loan Review Complete	07/07/2017	Property - Appraisal	Appraisal Reconciliation	Property	Cleared	07/13/2017	1	Valuation Issue: Subject appraisal comparables do not support value		Comps are over a mile from the subject property.		Seller Comment (2017-07-12): Our guidelines do not specifically ask for all comparables to be less than a mile from the subject property. Reviewer Comment (2017-07-13): Appraisal is acceptable
3701496	3701496	5846	Refinance Rate/Term	Investment	AL	Loan Review Complete	07/07/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	07/14/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Seller Comment (2017-07-12): Page 3 of the uploaded appraisal report shows a tenant occupying the property and our guidelines only call for one month reserves of $565.49 for tenant occupied properties.

Reviewer Comment (2017-07-13): Assets do not cover cash required from borrower to close

Seller Comment (2017-07-13): This is a refinance trtansaction and we do not verify funds for refinancing.

																							Reviewer Comment (2017-07-14): Funds not required to be verified on refinance transactions
3719549	3719549	5846	Refinance Rate/Term	Investment	AL	Loan Review Complete	07/10/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	07/13/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	The amount needed for closing including the POC amount for the appraisal was . This was not supported in file.	Seller Comment (2017-07-12): Please see the total required of $674.19 highlighted on page 5 of the UW approval (uploaded). Since the property is shown on the appraisal report as being occupied by the tenant, our guidelines only call for one month of reserves.

																							Reviewer Comment (2017-07-13): Assets cover cash to close
3719689	3719689	7900	Refinance Rate/Term	Investment	AL	Loan Review Complete	07/10/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/02/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-07-12): Please see the total required of highlighted on page 5 of the UW approval (uploaded). Since the property is shown on the appraisal report as being occupied by the tenant, our guidelines only call for one month of reserves.
Please see the uploaded bank statement showing the funds covering the amount required of.

Reviewer Comment (2017-07-13): Assets do not cover cash to close plus 1 month of reserves.

Seller Comment (2017-07-14): The cash required from the borrower is shown on the final hud as  plus the one month of reserves , total is and the uploaded all assets on page one is showing the balance in the bank account as .

Reviewer Comment (2017-07-20): The ending balance is  - the highlighted average balance is not usable as it is an average and it is not the available.

Seller Comment (2017-07-24): Funds are not verified on refinancing transactions.

																							Reviewer Comment (2017-08-02): on Refi's - cash to close not required to be verified,
3760714			3760714	3831		Refinance Rate/Term	Investment		CT		Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		Guidelines require an AVM reflecting a value of at least 75% of the appraised value. This was not apparent in file.		Seller Comment (2017-07-31): Please see uploaded AVE. Reviewer Comment (2017-08-02): Received AVE showing calculated price of within 75%
3760738	3760738	3831	Refinance Rate/Term	Investment	CT	Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/11/2017	1	Credit Exception:	Maximum exposure was exceeded. Lender Enhanced Review/ Exception Approval in file page 113 allows for total portfolio exposure of .	Seller Comment (2017-08-01): See email from RCO regarding loans. We confirmed with them before submitting loans to them. The total original loan amount we show is with all of his loans being current. RCO approved adding more of his loans.

Reviewer Comment (2017-08-02): Approval email based on the payment history and overall history with prior loans.

																							Reviewer Comment (2017-08-11): Not in guidelines
3807403			3807403	3831		Purchase	Investment		MI		Loan Review Complete	07/20/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		Documentation was not apparent in file to confirm that the large deposits on the bank statements were from a satisfactory source. The deposits in question are:		Seller Comment (2017-08-01): We do not require any investigation or documentation of the source of funds. Reviewer Comment (2017-08-02): Source of funds not required
3807371	3807371	7900	Purchase	Investment	MI	Loan Review Complete	07/20/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/02/2017	1	Insufficient funds for Reserves. Guidelines require	Please note that the earnest money for was not documented appropriately and was not considered as a result. The file must include a copy of this check and the corresponding bank statement reflecting that it cleared from a satisfactory source.	Seller Comment (2017-08-01): Reserves from cash to close plus PITIA are covered. The is run through the final HUD and can be seen in the Loan File. Total Reserves required are and is met exactly at earnest money+ bank balance).

																							Reviewer Comment (2017-08-02): Assets are sufficient
4010714	4010714	3831	Refinance Cash-out - Other	Investment	TX	Loan Review Complete	08/14/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:	File includes possible misrepresentation of Borrower's marital status. Address verification in file page 76 for Borrower includes Relationship of Reference Individual as 'Wife', however all supporting documentation in file reflects Borrower is not married. No LOE from Borrower or acknowledgement by Lender in file to address discrepancy of marital status.	Seller Comment (2017-09-08): Borrower is actually married so we had him sign a corrected loan application showing marital status a "married".

																							Reviewer Comment (2017-09-18): Received corrected application
4083409			4083409	5383		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	08/21/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Spousal Consent Form not provided		Borrower is married per Address Verification document in file page 76.		Reviewer Comment (2017-09-18): Received spousal consent
3925122	3925122	4055	Refinance Rate/Term	Investment	NJ	Loan Review Complete	08/03/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/13/2017	1	Missing Document: Track Record Report not provided	Required due to questionable occupancy according to the enhanced review in file. Also, the credit report reflects that the subject property address was a prior residence for the borrower. Guidelines require evidence that the borrower is an experience investor.	Seller Comment (2017-08-09): Occupancy documentation was reviewed at length by the ER committee as evidenced by the ER approval. Borrower has obtained 2 mortgages on 2 different properties from and has another in processing. Fraudguard confirmed ownership of the primary address. All of this evidence is sufficient to show that the borrower is an experienced investor.

																							Reviewer Comment (2017-08-13): Based on a thorough data scrub, borrower does not appear to reside in subject.
3915557			3915557	5846		Refinance Rate/Term	Investment		NJ		Loan Review Complete	08/02/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	08/13/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.				Seller Comment (2017-08-09): This is a refinance loan and funds are not verified on refinances. Reviewer Comment (2017-08-13): Funds not required on refinances
3915561	3915561	7900	Refinance Rate/Term	Investment	NJ	Loan Review Complete	08/02/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/13/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-08-09): The verified reserves were $3,320.60 which is stated on the Underwriting form in your closing file, and the bank statements that were verified are on page 206 and 212 on your loan file.

																							Reviewer Comment (2017-08-13): Guidelines required only month, reserves meets this.
3764380			3764380	3831		Purchase	Investment		PA		Loan Review Complete	07/14/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:		Guidelines require an AVM which reflects a value that is at least 75% of the appraised value. This was not apparent in file.		Seller Comment (2017-07-31): Please see uploaded AVM and VRR Reviewer Comment (2017-08-02): Received AVE showing and VRR showing
3780014	3780014	5846	Refinance Rate/Term	Investment	DC	Loan Review Complete	07/17/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	08/02/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	Verification of Funds to close from Borrower not included in file.	Seller Comment (2017-07-31): Please see the uploaded UW Approval stating on page 5 that the cash to close is $0 and the total reserves is $4234.65, total assets for the borrower is $10972.23.

Seller Comment (2017-08-01): This is a refinance.  We do not verify funds on refinances.

																							Reviewer Comment (2017-08-02): on Refi's - cash to close not required to be verified,
4106419	4106419	3831	Purchase	Investment	OH	Loan Review Complete	08/23/2017	Credit	Misc	Credit	Cleared	09/05/2017	1	Credit Exception:	Decisionlogic document in file was submitted to support sufficient assets to close and post closing reserves. This document does not confirm the borrower name and a paper trail to source the deposit on 7 has not been provided.	Seller Comment (2017-09-01): Name and account number are on the signed verification. Funds are verified and not sourced so a paper trail is not required.

																							Reviewer Comment (2017-09-05): Per trailing documents the account being used is a new account. Asset statements are provided to confirm the source of the initial account deposit. The statements are in file for the old account to support sufficient transactions history and confirm sufficient seasoned funds.
4010404	4010404	7899	Purchase	Investment	OH	Loan Review Complete	08/14/2017	Guideline	Guideline Issue	Credit	Cleared	09/05/2017	1	Asset verification is less than 2 months verified as required by guidelines.	Decisionlogic document in file was submitted to support sufficient assets to close and post closing reserves. This document does not reflect a 2 month transaction history.	Seller Comment (2017-09-01): shows transactions and the balance from last page from account is the amount that was transferred to . That deposit into the is the only transaction as noted on verification also attached.

																							Reviewer Comment (2017-09-05): Per trailing documents the account being used is a new account. Asset statements are provided to confirm the source of the initial account deposit. The statements are in file for the old account to support sufficient transactions history and confirm sufficient seasoned funds.
3904543	3904543	3831	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	08/01/2017	Credit	Misc	Credit	Waived	08/08/2017	2	Credit Exception:	Lender Exception Approval is in file to allow for the subject loan to close in the name of a general partnership.	Guideline variance approved by lender at time of origination	Seller Comment (2017-08-02): Not sure what else is needed here. ER approval to lend to General Partnership and noted this will be last loan made to general partnership.

																							Reviewer Comment (2017-08-08): Exception approval for General Partnership - last loan to general partnership and communicated to borrower.
3862679	3862679	4507	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	07/27/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/08/2017	1	Missing Document: Certificate of Good Standing not provided	Seller Comment (2017-08-02): General partnership does not have to register in New Jersey so therefore will not have a Certificate of Good Standing in the state.

																							Reviewer Comment (2017-08-08): Not required to be registered so no Cert of good standing
3808046	3808046	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	07/20/2017	Credit	Misc	Credit	Cleared	08/11/2017	1	Credit Exception:	Lender exception approval is apparent in file allowing the absence of a Fraudguard report or social security number for one of the Guarantors.	Seller Comment (2017-07-31): Please see uploaded ER approval for absence of Fraudguard.

Reviewer Comment (2017-08-02): ER approved based on less than 25%

Reviewer Comment (2017-08-11): Move to clear

																							Reviewer Comment (2017-08-11): 2nd guarantor not required as they only own 10% equity of (<25%)
3809040	3809040	3831	Refinance Cash-out - Other	Investment	MD	Loan Review Complete	07/20/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Permanent Resident Alien card is not apparent in file to confirm that the Guarantor is a Permanent Resident Alien.	Seller Comment (2017-07-31): Please see 1003 application page 4 declarations stating they are US Citizen.

Seller Comment (2017-07-31): Please see  application page 4 declarations stating they are US Citizen.

Seller Comment (2017-07-31): Please see ID being a state drivers license.

																							Reviewer Comment (2017-08-02): She is 10% owner and since she is not the primary guarantor on the loan, no other identification was required to be obtained.
4369770			4369770	3831		Refinance Cash-out - Other	Investment		NY		Loan Review Complete	09/23/2017	Credit	Misc	Credit	Waived	09/25/2017	2	Credit Exception:		Lender exception approval is apparent in file page 121 allowing the max loan amount of $1,000,000 to be exceeded.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-09-25): Lender approved an exception at origination to allow the max loan amount of $1,000,000 to be exceeded. Compensating factors include reserves and fico scores which exceed the minimum required.
3850656			3850656	5846		Refinance Rate/Term	Investment		TX		Loan Review Complete	07/26/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	08/02/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.				Seller Comment (2017-08-01): This is a refinance and we do not prove full cash to close. Only PITIA reserves. Reviewer Comment (2017-08-02): on Refi's - cash to close not required to be verified,
3850673	3850673	7900	Refinance Rate/Term	Investment	TX	Loan Review Complete	07/26/2017	Assets	Asset Dcoumentation	Credit	Cleared	08/02/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-08-01): Attached is Bank Statement showing balance of $3,463.01 which more than covers one month of PITIA. I reviewed Loan File and this bank statement is also included in loan file documentation.

																							Reviewer Comment (2017-08-02): on Refi's - cash to close not required to be verified,
3985712	3985712	4778	Refinance Rate/Term	Investment	SC	Loan Review Complete	08/10/2017	Insurance	Insurance Documentation	Credit	Cleared	10/05/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage, which in no event, is less than the minimum amount necessary to fully compensate for any damage or loss on a replacement cost basis. Replacement cost estimate on the appraisal is not covered. The agent's estimate (or any other estimate) of estimated replacement cost is not apparent in file.	Seller Comment (2017-08-11): Appraisal replacement costs is never used for insurance purposes for replacement costs. This policy covers replacement costs of which more than covers the loan of .

Reviewer Comment (2017-09-05): Unable to clear the exception.  The email included in the trailing docs confirms that the agent did not have a method for estimating the replacement cost.  Instead the agent confirmed that they issued a policy written on a RC settlement pron but for an amount determined by the insured.  An estimate of the replacement cost is needed in order to confirm that the coverage limit requested by the insured is sufficient to cover replacement cost.

Seller Comment (2017-09-27): The insurance is written on a RC settlement pron which means replacement cost will be used to determine the amount of money then insured will received as a result of any claim.  The amount of  was determined by Homevestors as the replacement cost and was given to the insurance company as the amount of replacement cost coverage.  That amount does not have anything to do with the appraisal replacement cost which is not used for insurance purposes.

																							Reviewer Comment (2017-10-05): Insurance written on replacement cost and exceeds note amount
4254968	4254968	17711	Refinance Rate/Term	Investment	FL	Loan Review Complete	09/07/2017	Fix and Flip	General	Credit	Cleared	09/18/2017	1	Insufficient funds for Reserves.	Please note that the appraisal POC amount was included in the required cash to close amount of $.	Seller Comment (2017-09-13): For no cash-out refinances, only PITIA reserves are required not cash to close. Reserves of $8,021.30 are plenty to cover the PITIA of $997.18.

																							Reviewer Comment (2017-09-18): Exception cleared as it was set in error. Guidelines do not require evidence of cash to close. The guidelines only require evidence of PITIA reserves.
4294335			4294335	3831		Refinance Rate/Term	Investment		FL		Loan Review Complete	09/12/2017	Credit	Misc	Credit	Cleared	10/04/2017	1	Credit Exception:		The subject property is in a FEMA declared disaster area. Appraiser inspection to confirm that the property was not impacted by Hurricane Irma is not apparent in file.		Reviewer Comment (2017-10-04): Received inspection report
4294567	4294567	3831	Refinance Rate/Term	Investment	FL	Loan Review Complete	09/12/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:	The Certificate of Incumbency must be signed by all members. This serves as confirmation that all members agree that each member is authorized to bind the entity individually.	Seller Comment (2017-09-13): For corporations, the Certificate of Incumbency is only required to be signed by he secretary. Corporations do not have members.

																							Reviewer Comment (2017-09-18): Exception cleared as it was set in error. The certificate was signed by the appropriate person (secretary).
3960765			3960765	2859		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	08/08/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/13/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-08-13): Received payoff
4001129			4001129	2859		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	08/11/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/24/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided		Lender exception approval is in file referring to potential issues with pay history on the pay off statement. However, the pay off statement and documents supporting the exception approval were not apparent in file.		Reviewer Comment (2017-08-24): Received letter showing payoff
4082993			4082993	601		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/21/2017	Assets	Asset Documentation	Credit	Cleared	08/24/2017	1	Assets Error: Borrower was not provided		Asset document in file does not reflect the borrower/ entity name.		Seller Comment (2017-08-22): Account number from voiced check ties to the account number. Reviewer Comment (2017-08-24): Received statement printout and copy of check with same account number
4295283	4295283	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	09/12/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Guidelines require a minimum value of $100,000 in . The value of is not within guidelines. An exception approval is apparent in file.	Guideline variance approved by lender at time of origination	Seller Comment (2017-09-13): What else is needed here? ER approval in file for value less than $100,000.

																							Reviewer Comment (2017-09-18): The lender approved an exception to allow for a value that is below the minimum of $100,000. The value was only $1,000 lower than the minimum and compensating factors exist. The borrower is very experienced and is a repeat borrower with perfect pay history per the lender exception approval.
4245264			4245264	4507		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	09/06/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is illegible		Reviewer Comment (2017-09-18): Exception cleared as the COGS is included in the trailing documents.
4316029	4316029	5350	Refinance Cash-out - Other	Investment	DC	Loan Review Complete	09/14/2017	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	Cleared	09/19/2017	1	The ID documentation (license, passport, Visa) does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.	Lender exception approval is apparent in file.	Seller Comment (2017-09-18): Business purposes was reviewed and approved through Executive Review. What else is needed here?

Reviewer Comment (2017-09-18): Unable to clear the exception.  The borrower LOE's referenced in the exception approval are not apparent in file.

																							Reviewer Comment (2017-09-19): Exception cleared as borrower non occupancy was confirmed in a thorough and sufficient manner by the lender.
4195600	4195600	3831	Refinance Cash-out - Other	Investment	MI	Loan Review Complete	08/31/2017	Credit	Misc	Credit	Cleared	09/05/2017	1	Credit Exception:	Guidelines require any one of the following for Permanent Resident Aliens: An unexpired Permanent or Conditional Resident Card or Green Card, a valid passport with a stamp indicating that it has been approved as temporary evidence for I-551, a valid I-94A form indicating grant of refuge/asylum or a foreign passport indicating permanent residence
																					admission with an employment authorization document, or other evidence of permanent residency courtesy of the United States Citizenship and Immigration Services		Reviewer Comment (2017-09-05): Trailing documents included the unexpired permanent resident alien card. Exception cleared.
4197444	4197444	3831	Purchase	Investment	FL	Loan Review Complete	08/31/2017	Credit	Misc	Credit	Cleared	09/05/2017	1	Credit Exception:	The majority of the funds to close and reserves is from the account ending in. A 60 day transaction history is required per guidelines, however this is not apparent. Furthermore, the account is made up of 2 recent large deposits. . Documentation was not apparent to confirm that these deposits were from a satisfactory source.	Seller Comment (2017-09-01): Funds are only verified and not sourced. Between the two bank accounts, the 60 day transaction history was reviewed.

																							Reviewer Comment (2017-09-05): Exception cleared - guidelines do not require source of funds, regardless of history.
4283024	4283024	3831	Refinance Cash-out - Other	Investment	NY	Loan Review Complete	09/11/2017	Credit	Misc	Credit	Cleared	09/19/2017	1	Credit Exception:	HUD-1 reflects incorrect Default Reserve amount of vs . Lender did not include the HOA fee of . Guidelines require PITIA.	Seller Comment (2017-09-18): HOA fees are not escrowed so they are not included in the PITIA.

Reviewer Comment (2017-09-18): Unable to clear the exception.  The acronym PITIA is defined as principal, interest, taxes, insurance, and associate dues.  The guidelines reflect that the default reserves amount must be equal to one month PITIA.  As a result association dues must be included in the default reserves as the guidelines are written.  Lender to advise if this exception shall be waived without compensating factors.

Seller Comment (2017-09-18): Updated the Guidelines to be more specific about default reserve which is to be one month of P&I plus any escrows.  See page 7 of attachment.

																							Reviewer Comment (2017-09-19): Exception cleared as guidelines were updated and only require default reserves equal to P&I and escrows. HOA dues not escrowed.
4315547	4315547	3831	Refinance Cash-out - Other	Investment	NY	Loan Review Complete	09/14/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Non warrantable condos are ineligible. Lender exception approval is in file page 129.	Guideline variance approved by lender at time of origination.	Seller Comment (2017-09-18): Non warrantable condo was approved through Executive Review. What else is needed here?

																							Reviewer Comment (2017-09-18): Lender approved an exception at origination to allow for a non-warrantable condo even though the guidelines list them as ineligible. The credit scores are far above the required level and reserves are significantly higher than what is required per guideline.
4307167			4307167	2859		Refinance Rate/Term	Investment		NC		Loan Review Complete	09/13/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/26/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-09-26): Received payoff statement
4272670	4272670	17711	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	09/08/2017	Fix and Flip	General	Credit	Cleared	09/19/2017	1	Insufficient funds for Reserves.	The Borrower has sufficient reserves for property without lease. However, the Default Reserve Escrow reflected on the HUD-1 is insufficient. The Default Reserve must include PITIA. The amount escrowed is vs required amount of . Amount on HUD-1 is missing the HOA fee of .	Seller Comment (2017-09-14): The HOA dues are not escrowed so they are not included in the PITIA.

Reviewer Comment (2017-09-18): Unable to clear the exception.  The acronym PITIA is defined as principal, interest, taxes, insurance, and associate dues.  The guidelines reflect that the default reserves amount must be equal to one month PITIA.  As a result association dues must be included in the default reserves as the guidelines are written.  Lender to advise if this exception shall be waived without compensating factors.

Seller Comment (2017-09-18): Updated the Guidelines to be more specific about default reserve which is to be one month of P&I plus any escrows.  See page 7 of attachment.

																							Reviewer Comment (2017-09-19): Exception cleared as guidelines were updated to only require default reserve equal to P&I and escrows.
4271032			4271032	2859		Refinance Cash-out - Other	Investment		AL		Loan Review Complete	09/08/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-09-18): Exception cleared as the payoff was included in trailing documents.
4306569	4306569	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	09/13/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Non-warrantable condo not eligible per guidelines. A lender exception approval is apparent in file page 126.	Guideline variance approved by lender at time of origination	Seller Comment (2017-09-14): Loan was approved through ER approval. What else is needed here?

																							Reviewer Comment (2017-09-18): Lender approved an exception at origination to allow a non warrantable condo where the guidelines indicate that they are ineligible. Compensating factors are apparent as the documented assets are far more than are required per guidelines and the FICO scores are much higher than are required.
4306680	4306680	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	09/13/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:	Subject has been owned for less than 12 months. Max LTV of 70% has been exceeded.	Seller Comment (2017-09-14): Property has been owned more than 12 months. It was purchased by the borrowers personally and then transferred to their . Therefore, LTV can be the 75%.

																							Reviewer Comment (2017-09-18): Exception cleared as it was set in error. LTV haircut is not required for member to entity transfers.
4336848			4336848	3831		Refinance Rate/Term	Investment		FL		Loan Review Complete	09/19/2017	Credit	Misc	Credit	Cleared	10/04/2017	1	Credit Exception:		Please note that the subject property appears to be in a FEMA declared disaster area (Hurricane Irma) and the property inspection in file was dated before this declaration.		Reviewer Comment (2017-10-04): received inspection report, free of damage
4316520	4316520	3831	Refinance Cash-out - Other	Investment	AL	Loan Review Complete	09/14/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Non-warrantable condo not eligible per guidelines. A lender exception approval is apparent in file page 123.	Guideline variance approved by lender at time of origination	Seller Comment (2017-09-18): Non warrantable condo approved through Executive Review. What else is needed here?

																							Reviewer Comment (2017-09-18): The lender approved an exception to allow for a non warrantable condo where the guidelines list them as ineligible. The borrower has FICO scores that are much higher than what was required and the documented assets are far more than what is required, as well.
4273264			4273264	2859		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	09/08/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-09-18): Exception cleared as the payoff statements was included in the trailing documents.
4196948	4196948	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	08/31/2017	Credit	Misc	Credit	Waived	09/15/2017	2	Credit Exception:	Non-warrantable condos do not appear to be eligible per guidelines. An exception approval is apparent in file page 109.	Guideline variance approved by lender at time of origination	Seller Comment (2017-09-01): Condo was approved through ER Review and through approval of condo questionnaire.

Reviewer Comment (2017-09-05): Lender approved an exception at origination to allow for the subject property being a non-warrantable condo even though the guidelines reflect that these are not eligible.

Reviewer Comment (2017-09-15): with comp factors

																							Reviewer Comment (2017-09-15): Exception approval based on 700 FICO and 1.25 DSCR with HOA
4296349			4296349	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	09/12/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:		Guidelines require a Desk Review or VRR to support at least 75% of the appraised value when the AVM does not support a value of at least 75% of the appraised value.		Reviewer Comment (2017-09-18): Exception cleared as the CDA supporting the appraised value was included in the trailing documents.
4296455			4296455	3831		Refinance Cash-out - Other	Investment		CT		Loan Review Complete	09/12/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:		The seasoning requirement in the guidelines does not appear to have been met. Documentation is not apparent in file to confirm that the member of the borrowing entity is also the sole member of the entity from which ownership transferred from at closing.		Reviewer Comment (2017-09-18): Exception cleared as trailing documents included evidence that the Guarantor had sole ownership of both entities involved in the recent transfer.
4329175			4329175	4747		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	09/18/2017	Compliance	Federal Compliance	Credit	Cleared	09/26/2017	1	Missing Final HUD-1		Missing page 2 and any addendums of HUD-1		Reviewer Comment (2017-09-26): Received HUD
4201368	4201368	7900	Refinance Cash-out - Other	Investment	MA	Loan Review Complete	08/31/2017	Assets	Asset Dcoumentation	Credit	Cleared	09/05/2017	1	Insufficient funds for Reserves. Guidelines require	Seller Comment (2017-08-31): Verified reserves are $7,838.96.

																							Reviewer Comment (2017-09-05): Exception cleared - trailing documents included a refresh of the asset verification which reflected an increased and sufficient available balance.
4270663			4270663	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	09/08/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:		The value on the AVM in file is not within 75% of the appraised value. Guidelines require a VRR in this instance to reflect a value within 75% of the appraised value.		Reviewer Comment (2017-09-18): Exception cleared as the desk review was included in the trailing docs and does support the value.
4270729			4270729	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	09/08/2017	Credit	Misc	Credit	Cleared	09/27/2017	1	Credit Exception:		Fraudguard reflects the wrong last name spelling of the second Guarantor. A corrected version is needed.		Seller Comment (2017-09-26): I do not see the misspelling. The driver's license shows and so does the Fraudguard. Reviewer Comment (2017-09-27): Name is same
4246446	4246446	3831	Purchase	Investment	TX	Loan Review Complete	09/06/2017	Credit	Misc	Credit	Cleared	09/19/2017	1	Credit Exception:	Default Reserve listed on the HUD is vs . It does not include the HOA dues of /mo. Guides require this reserve to include PITIA.	Seller Comment (2017-09-18): HOA fees are not escrowed so are not a part of the PITIA. HOA are included in the DSCR calculation but not the Default Reserve amount.

Reviewer Comment (2017-09-18): Unable to clear the exception.  The acronym PITIA is defined as principal, interest, taxes, insurance, and associate dues.  The guidelines reflect that the default reserves amount must be equal to one month PITIA.  As a result association dues must be included in the default reserves as the guidelines are written.  Lender to advise if this exception shall be waived without compensating factors.

Seller Comment (2017-09-18): Updated the Guidelines to be more specific about default reserve which is to be one month of P&I plus any escrows.  See page 7 of attachment.

																							Reviewer Comment (2017-09-19): Exception cleared as guidelines were updated to only require default reserve equal to P&I and escrows.
4271036	4271036	3831	Purchase	Investment	TX	Loan Review Complete	09/08/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Lender exception approval is apparent in file allowing for DSCR of 1.11 which is not within guidelines.	Guideline variance approved by lender at time of origination	Seller Comment (2017-09-18): DSCR of 1.11 was approved through executive review. What else is needed here?

																							Reviewer Comment (2017-09-18): Lender approved an exception at origination to allow for a low DSCR. The lender indicated that the tax amount included in the expense on the property is higher than what will actually become effective as the project is new and tax amount was figured on the full market value rather than an assessed value.
4271064	4271064	3831	Purchase	Investment	TX	Loan Review Complete	09/08/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Lender exception approval is apparent in file to allow for a loan amount which is less than the minimum required.	Guideline variance approved by lender at time of origination.	Seller Comment (2017-09-18): Loan amount was approved through executive review. What else is needed here?

																							Reviewer Comment (2017-09-18): Lender approved an exception at origination to allow for a loan amount which is below the guidelines minimum. Documented reserves are more than required and the lower loan amount results in a more attractive DSCR.
4271136	4271136	3831	Purchase	Investment	TX	Loan Review Complete	09/08/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:	There is no spousal consent document in file for . Both forms in file reflect "As the spouse of ..." even though one of the forms is signed by and one is signed by appropriately. The form signed by needs to reflect "As the spouse of ...".	Seller Comment (2017-09-18): Both and are personal guarantors on the loan so there is no need for the spousal consents.

																							Reviewer Comment (2017-09-18): Exception cleared as it was set in error. Spousal consent is not require since both of the parties (married to each other) signed the personal guaranty.
4245627			4245627	2924		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	09/06/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Fraud Report not provided		Missing for the second Guarantor.		Seller Comment (2017-09-08): is included in the same Fraudguard report as . Reviewer Comment (2017-09-18): Received Fraud Guard
4231904			4231904	17727		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	09/05/2017	Credit	Credit Documentation	Credit	Cleared	09/18/2017	1	OFAC was not checked and required per guidelines.		Required for all Personal Guarantors.		Reviewer Comment (2017-09-18): Received Fraudguard
4246488			4246488	2924		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	09/06/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Fraud Report not provided		Missing for the second Guarantor.		Reviewer Comment (2017-09-18): Received Fraudguard
4231471	4231471	3831	Refinance Cash-out - Other	Investment	NC	Loan Review Complete	09/05/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:	GLs require 1 month PITIA Default Reserve. The HUD-1, 1003, and Default Reserve Disclosure reflect Default Reserve of $545.13 vs $610.13. The HOA fees of $65/mo were not included but are required.	Seller Comment (2017-09-08): Theses homeowner dues are not escrowed so are not part of the PITIA held by the servicer. Therefore, they are not included in the calculation of the default reserve.

																							Reviewer Comment (2017-09-18): HOA not included in PITI reserves
4231845			4231845	5397		Refinance Cash-out - Other	Investment		NC		Loan Review Complete	09/05/2017	Fix and Flip	General	Credit	Cleared	09/18/2017	1	Verification of Borrower's identity is missing.				Reviewer Comment (2017-09-18): Received DL
4351535			4351535	3831		Refinance Cash-out - Other	Investment		NJ		Loan Review Complete	09/21/2017	Credit	Misc	Credit	Waived	09/21/2017	2	Credit Exception:		Lender Exception Approval is apparent in file page 148 to allow for a non warrantable condo where the guidelines consider them ineligible.	Guideline variance approved by lender at time of origination	Reviewer Comment (2017-09-21): Lender approved an exception at origination to allow for a non warrantable condo where the guidelines consider them ineligible. Compensating factors are apparent as documented assets/ reserves are well above the minimum requires and the FICO score is also well above the minimum requirement.
4351698	4351698	3831	Refinance Cash-out - Other	Investment	NJ	Loan Review Complete	09/21/2017	Credit	Misc	Credit	Cleared	09/26/2017	1	Credit Exception:	The appraiser's Operating Income Statement reflects that the actual current monthly rent is $4,500/ month. The DSCR meets the minimum requirement of 1.0 by a narrow margin using $5,000/ month gross rental income, making the discrepancy within the appraisal an important one to resolve.	Seller Comment (2017-09-25): Actual lease is what is used to calculate DSCR. It corresponds to the Annual Income and Expense Projection on page 11 of the appraisal which is total annual rental of $60,000.

																							Reviewer Comment (2017-09-26): Received lease showing $5000 month
4260107			4260107	2859		Refinance Rate/Term	Investment		MI		Loan Review Complete	09/07/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/18/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided				Reviewer Comment (2017-09-18): Exception cleared as the payoff statement is included in trailing documents.
4297301	4297301	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	09/12/2017	Credit	Misc	Credit	Cleared	09/18/2017	1	Credit Exception:	Secondary valuation in file does not meet guidelines as it is not within 75% of the appraised value.	Seller Comment (2017-09-13): The AVM of failed to validate the appraisal value. Based on our rules we ordered a VRR/CD which did validate the appraisal value.

																							Reviewer Comment (2017-09-18): Exception cleared as the CDA supporting the appraised value was included in the trailing documents.
4297316	4297316	3831	Refinance Cash-out - Other	Investment	PA	Loan Review Complete	09/12/2017	Credit	Misc	Credit	Waived	09/18/2017	2	Credit Exception:	Subject value is below the guideline minimum of $100,000. An exception approval is in file.	Guideline variance approved by lender at time of origination	Seller Comment (2017-09-12): What else is needed here? Exception approval in file for the value being under $100,000.

																							Reviewer Comment (2017-09-18): Lender approved an exception at origination to allow for a value below the minimum of $100,000. Compensating factors are apparent as the borrower's FICO scores are significantly higher than what is required and the borrower is very experienced.
4196166	4196166	3831	Purchase	Investment	FL	Loan Review Complete	08/31/2017	Credit	Misc	Credit	Waived	09/15/2017	2	Credit Exception:	Non-warrantable condos do not appear to be eligible per guidelines. An exception approval is apparent in file page 142.	Guideline variance approved by lender at time of origination.	Seller Comment (2017-09-01): Condo was approved through ER approval. Attached approval and condo questionnaire.

Reviewer Comment (2017-09-05): Lender approved an exception at origination to allow for the subject property which is a non-warrantable condo even though the guidelines reflect that these are not eligible.

Reviewer Comment (2017-09-15): Should be waived with comp factors

																							Reviewer Comment (2017-09-15): exception approval based on 25% down payment and condo in great community.
4349379			4349379	2859		Refinance Rate/Term	Investment		TX		Loan Review Complete	09/21/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/26/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided		Letter from lender not in file.		Reviewer Comment (2017-09-26): Received payoff statement
4349608			4349608	5805		Refinance Rate/Term	Investment		TX		Loan Review Complete	09/21/2017	Credit	Credit Documentation	Credit	Cleared	09/26/2017	1	The appraisal does not contain rental analysis and thus casts doubt on the business purpose of the loan.		Analysis is not in file. The Enhanced Review in file (and guidelines) require the 1007 to confirm the market rent amount.		Reviewer Comment (2017-09-26): Received 1007
4353059			4353059	3831		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	09/21/2017	Credit	Misc	Credit	Waived	09/21/2017	2	Credit Exception:		Lender exception approval is apparent in file to allow for a value of which is below the minimum allowed of .	Guideline variance approved by lender at time of origination.	Reviewer Comment (2017-09-21): Lender approved an exception to allow for a value of where the guideline minimum was Compensating factors are apparent: 1) Pictures were received showing work has been completed. 2) Reserves that far exceed the minimum required.
4350459			4350459	2859		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	09/21/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	09/26/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided		Letter from lender not in file.		Reviewer Comment (2017-09-26): Received payoff
1791307			1791307	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1754067			1754067	6496		Refinance Cash-out - Other	Investment				Loan Review Complete	11/23/2016	Insurance	Insurance Documentation	Credit	Cleared	12/23/2016	1	Hazard Insurance does not name lender as mortgagee				Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1657653			1657653	2924		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	11/10/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1639068			1639068	3831		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/21/2016	1	Credit Exception:		File is missing copy of a signed application as required per guidelines.		Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared. Per client applications submitted through the One Capital, website are electronically signed to represent, warrant and certify the information on the application.
1639074			1639074	3831		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/21/2016	1	Credit Exception:		Guidelines require copy of signed and dated most recent one (1) year Tax returns for each borrower or borrowing entity. Borrowing Entity () is new as of 2016. File includes copy of 2015 personal taxes for guarantor, however, they are not signed.		Reviewer Comment (2016-11-21): 11/21/16 Trailing docs reviewed and exception cleared.
1639086			1639086	3831		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/21/2016	1	Credit Exception:		File is missing current evidence of all properties owned. This is required to confirm the correct level of experience or Property Management requirement was met.		Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared. Property Underwriting document on page 375 in file reflects that the borrower does not have any outstanding loans with One. Requirements met.
1639171			1639171	4518		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	11/04/2016	Fix and Flip	General	Credit	Cleared	11/21/2016	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.				Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared as entity was formed within 90 days of the note date and the approved Articles are in file.
1639169	1639169	5805	Refinance Cash-out - Other	Investment	IN	Loan Review Complete	11/04/2016	Credit	Credit Documentation	Credit	Cleared	12/07/2016	1	The appraisal does not contain rental analysis and thus casts doubt on the business purpose of the loan.	File is missing a 1007 Single Family Comparable Rent Schedule for the subject, as required per guidelines.	Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed and exception cleared as guidelines do not require 1007. A lease and rent payment verification is apparent in file.

Reviewer Comment (2016-11-21): 11/21/16 Cleared in error.

																							Reviewer Comment (2016-12-07): Exception cleared. Lease and two months rent receipts in file.
1790956			1790956	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1758981			1758981	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/23/2016	Credit	Misc	Credit	Cleared	01/03/2017	1	Credit Exception:		Subject property was purchased in the past 12 months and the value increased substantially. Guidelines require that the appraiser acknowledge any material improvements as justification for the increase. This was not apparent within the appraisal.		Reviewer Comment (2017-01-03): 1/3/17 Exception added in error as the appraisal does include appraiser acknowledgement of the improvements
1643148			1643148	2924		Refinance Cash-out - Other	Investment		IN		Loan Review Complete	11/06/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that further verification is required for detection of possible fraud. Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1643530			1643530	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1636381			1636381	2833		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/18/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1643553			1643553	2924		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1636392			1636392	4513		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/18/2016	1	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
4135305			4135305	6569		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/25/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.		Per guidelines an enhanced desk review product is required on all transactions. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required. An enhanced desk review is not apparent in file.		Reviewer Comment (2017-08-28): Set in error - requirement was added to revised guidelines after origination.
1644724			1644724	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1644768			1644768	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	11/18/2016	1	Credit Exception:		2015 1040 returns are provided in file for the transaction Guarantor. The tax returns are not signed as required per guidelines.		Reviewer Comment (2016-11-18): 11/18/16 Trailing documents reviewed and exception cleared.
1644958			1644958	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Credit	Misc	Credit	Cleared	12/07/2016	1	Credit Exception:		Guidelines require verification of no more than 2 mortgage lates in the past 24 months. Loan file does not include any mortgage payment histories. 11/21/16 Trailing comments reviewed and exception remains as the guidelines do not specify that mortgage pay histories under review are limited to those that appear on the credit report. It would appear that multiple mortgages are being paid off and those pay histories are not apparent in file.		Reviewer Comment (2016-12-07): Mortgage history clear per Beach Point as reps no mortgage lates.
1644881			1644881	3861		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Property - Appraisal	General Appraisal Requirements	Property	Cleared	12/07/2016	1	Valuation Exception:		Guidelines require Form 1007 Single Family Comparable Rent Schedule for all properties. Form 1007 is present for property at However, file is missing Form 1007 for all other properties within the subject transaction.		Reviewer Comment (2016-12-07): Exception cleared. Lease and two months rent receipts in file.
1644747			1644747	4518		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Fix and Flip	General	Credit	Cleared	11/18/2016	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.		File includes a Certificate of Good Standing for "". is not the borrowing entity. Although documentation shows that Articles of Organization for the Borrowing Entity "" were filed , there is not an actual Certificate of Good Standing in file for this business.		Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1636769			1636769	2833		Refinance Cash-out - Home Improvement	Investment				Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/18/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1644556			1644556	2924		Refinance Cash-out - Home Improvement	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
2112684			2112684	2919		Refinance Cash-out - Other	Investment				Loan Review Complete	01/11/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Other not provided		Corporate Resolution is not apparent in file.		Reviewer Comment (2017-01-25): 1/25/17 Trailing comments reviewed and exception cleared as both members on the operating agreement signed the note. Corporate Resolution not required as a result.
2112740			2112740	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	01/11/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist. Required for both members.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2110893			2110893	6460		Refinance Rate/Term	Investment				Loan Review Complete	01/11/2017	Credit	Credit Documentation	Credit	Cleared	01/25/2017	1	No evidence of fraud report in file		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2210571			2210571	3831		Refinance Cash-out - Other	Investment		RI		Loan Review Complete	01/27/2017	Credit	Misc	Credit	Cleared	01/31/2017	1	Credit Exception:		Certificate of Good Standing in file was over 90 days old at the time of closing.		Reviewer Comment (2017-01-31): Additional review finds certification dated 10/31/2016. Exception cleared.
2210768			2210768	3831		Refinance Cash-out - Other	Investment		RI		Loan Review Complete	01/27/2017	Credit	Misc	Credit	Cleared	01/31/2017	1	Credit Exception:		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-31): Received comprehensive fraud report reflecting no adverse findings. Exception cleared.
2485121	2485121	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/09/2017	Credit	Misc	Credit	Cleared	03/20/2017	1	Credit Exception:	Market rent is not documented within the appraisals. Per guidelines the lower of the market and in place rent is to be used in calculating the DSCR.	Seller Comment (2017-03-20): Loan closed in November of 2016. Per the guidelines at the time, if the property is stable leased and the borrower can provide a lease and two months of rental payment verification a 1007 form is not required.

																							Reviewer Comment (2017-03-20): Prior guidelines applied. Exception cleared.
2485097	2485097	4069	Refinance Cash-out - Other	Investment	Loan Review Complete	03/09/2017	Fix and Flip	General	Credit	Cleared	03/20/2017	1	FICO score is less than required by guidelines. Investor requirements for minimum FICO score have not been met.	Minimum is 680 per guidelines.	Seller Comment (2017-03-20): Loan Closed in November of 2016. Per the guides at that time the minimum credit score was 630 and the borrower meets that requirement.

																							Reviewer Comment (2017-03-20): Prior guidelines applied. Exception cleared.
1791642			1791642	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1643943			1643943	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
2493611	2493611	564	Purchase	Investment	Loan Review Complete	03/10/2017	Borrower and Mortgage Eligibility	Borrower Eligibility	Credit	Cleared	03/20/2017	1	1003 Error: Citizenship was not provided	With regard to both Guarantors: Unable to determine if Foreign National guidelines need to be met. Also, depending on the borrower's residency disclosure additional documents (Valid Passport, etc.) may be needed. Tax returns reflect CPA in India and a home address that is a PO Box.	Seller Comment (2017-03-20): Borrower's provided U.S. driver's licenses from the state of Wisconsin. Both Guarantor's were able to provide a 2015 U.S. 1040 and showed a qualifying credit score and history. Also, address information at the bottom of the credit report states states several previous addresses dating back to 2008 all located in the U.S.

																							Reviewer Comment (2017-03-20): Confirmed with additional review. Exception cleared.
1791053			1791053	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1791491			1791491	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2486247	2486247	3831	Refinance Cash-out - Other	Investment	FL	Loan Review Complete	03/09/2017	Credit	Misc	Credit	Cleared	03/20/2017	1	Credit Exception:	Security instrument page 299 in file reflects that the borrower must occupy the subject property. This is a program violation.	Seller Comment (2017-03-20): 1-4 Family Rider Letter F. Modifies Section 6 concerning Borrower's occupancy stating "Borrower's occupancy of the property is deleted and Borrower further warrants that neither borrower nor borrower's immediate family shall at any time occupy the property"

																							Reviewer Comment (2017-03-20): Confirmed with additional review. Exception cleared.
2486243			2486243	4060		Refinance Cash-out - Other	Investment		FL		Loan Review Complete	03/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	Missing Document: Business Purpose Certificate not provided				Seller Comment (2017-03-17): Borrower Certificate in folder Reviewer Comment (2017-03-20): Confirmed with additional review. Exception cleared.
1765725			1765725	2800		Refinance Cash-out - Other	Investment				Loan Review Complete	11/25/2016	Credit	Credit Documentation	Credit	Cleared	12/23/2016	1	Missing Document: Credit Report not provided		Guidelines section 2.1 requires evidence of a credit check for individuals who claim to be foreign nationals. This was not apparent in file.		Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1765724			1765724	4507		Refinance Cash-out - Other	Investment				Loan Review Complete	11/25/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/23/2016	1	Missing Document: Certificate of Good Standing not provided		Must be dated around the time of closing.		Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1643653			1643653	2924		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		Required for both members per guidelines. 11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists. Additionally, there is only 1 report in file for 1 of the members.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1638907			1638907	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/18/2016	1	Credit Exception:		Certificate of Good Standing in file is expired. It is dated and the note date is .		Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1638924			1638924	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/23/2016	1	Credit Exception:		Lease in file page 434 reflects that the beginning of the lease term was 9/1/16 and the end of the term was 2/28/16. Correction signed by all parties is needed.		Reviewer Comment (2016-11-23): Received updated, corrected lease with term through 2/28/17
1790963			1790963	2924		Purchase	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1776650			1776650	4518		Purchase	Investment				Loan Review Complete	11/28/2016	Fix and Flip	General	Credit	Cleared	12/23/2016	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.		Certificate of Authority in file is expired. Documentation must confirm good standing at the time of loan closing.		Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1637930			1637930	2833		Purchase	Investment		IL		Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/18/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1638422			1638422	2924		Purchase	Investment		IL		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		Required for all members. A Fraud Report was not apparent in file. 11/21/16 ProScan alert in file: 11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists. Lastly, a report was not in file for all members.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1638334			1638334	3831		Purchase	Investment		IL		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	12/01/2016	1	Credit Exception:		Certificate of Good Standing in file is expired (dated ; note date is . 11/21/16 Trailing comments reviewed, however, the exception remains as new documentation resolving the exception is not apparent.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents reviewed and exception cleared.
1637783			1637783	3861		Purchase	Investment		IL		Loan Review Complete	11/04/2016	Property - Appraisal	General Appraisal Requirements	Property	Cleared	11/21/2016	1	Valuation Exception:		Valuation Error: Valuation incorrectly lists property as 1 story; photos and building sketch confirm 2 stories		Reviewer Comment (2016-11-21): 11/21/16 Trailing documents reviewed and exception cleared.
1639066			1639066	2924		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		Required for all members per guidelines. A Fraud Report was not apparent in file for either member. 11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists. Lastly, a report for not apparent in file for all members.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1639058			1639058	4518		Refinance Cash-out - Other	Investment		GA		Loan Review Complete	11/04/2016	Fix and Flip	General	Credit	Cleared	12/01/2016	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.		Please note that this document must be dated within a reasonable time of the note date. 11/21/16 Trailing comments reviewed, however, the exception remains as new documentation resolving the exception is not apparent.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
1791573			1791573	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1791676			1791676	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1770914			1770914	591		Refinance Cash-out - Other	Investment				Loan Review Complete	11/26/2016	Collateral	Missing/Incorrect	Credit	Cleared	12/23/2016	1	Missing document: Lease on leasehold property is not in file				Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1643790			1643790	2924		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1638086			1638086	4778		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	11/04/2016	Insurance	Insurance Documentation	Credit	Cleared	12/01/2016	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost is . The coverage amount is . Guidelines require coverage of at least the replacement cost. 11/21/16 Trailing document reviewed. Coverage was increased substantially and the declaration page now reflects replacement cost coverage, however the revised premium is not apparent. This is needed in order to calculate the accurate/ revised DSCR.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
1638553			1638553	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	11/18/2016	1	Credit Exception:		Certificate of Good Standing in file is expired. It is dated , while the note date is .		Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1791627			1791627	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2210285			2210285	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	01/27/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/31/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-31): Received comprehensive fraud report reflecting no adverse findings. Exception cleared.
1791280			1791280	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2112491			2112491	6460		Refinance Cash-out - Other	Investment				Loan Review Complete	01/11/2017	Credit	Credit Documentation	Credit	Cleared	01/25/2017	1	No evidence of fraud report in file		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
1638995			1638995	2924		Purchase	Investment		GA		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		Required for all members per guidelines. ProScan alert in file: 11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists. Lastly, a report was not apparent in file for all members.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
2213823			2213823	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	01/27/2017	Credit	Misc	Credit	Cleared	01/31/2017	1	Credit Exception:		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-31): Received comprehensive fraud report reflecting no adverse findings. Exception cleared.
2121828			2121828	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	01/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
1791504			1791504	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1791078			1791078	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1773890			1773890	591		Refinance Cash-out - Other	Investment				Loan Review Complete	11/28/2016	Collateral	Missing/Incorrect	Credit	Cleared	12/23/2016	1	Missing document: Lease on leasehold property is not in file				Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
4139419			4139419	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	08/25/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/28/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-08-28): Trailing documents included a background check - exception cleared
4113406			4113406	6569		Refinance Cash-out - Other	Investment				Loan Review Complete	08/23/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.		Per guidelines an enhanced desk review product is required on all transactions. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required. An enhanced desk review is not apparent in file.		Reviewer Comment (2017-08-28): Set in error - guidelines revised to include requirement long after the note date
4113416	4113416	7897	Refinance Cash-out - Other	Investment	Loan Review Complete	08/23/2017	Insurance	Insurance Documentation	Credit	Cleared	08/30/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.	Rental loss is part of policy, but no amount or time is designated. Guidelines require 6 months of coverage.	Reviewer Comment (2017-08-28): Unable to clear the exception - rental loss is included per the policy, but no amount or time is designated. Guidelines require 6 months of coverage.

																							Reviewer Comment (2017-08-30): Received updated dec page showing landlords policy.
1791344			1791344	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1775196			1775196	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	11/28/2016	Credit	Misc	Credit	Cleared	12/23/2016	1	Credit Exception:		Per guidelines a credit check must be performed for all borrowers who claim to be foreign nationals. Evidence of this was not apparent in file.		Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
1775598	1775598	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	11/28/2016	Credit	Misc	Credit	Cleared	01/04/2017	1	Credit Exception:	Per guidelines, for properties owned less than 12 months the value can be determined by the appraised value if the properties were materially improved. However, the material improvements since the prior purchase must be itemized and acknowledged by the appraiser. This was not apparent in file.	Reviewer Comment (2016-12-23): 12/23/2016 An itemization of improvements (Scope of Work) was provided in the trailing documents, however this itemization was not acknowledged by the appraiser which is required per guidelines.

Reviewer Comment (2017-01-04): Agree with appraised value

																							Reviewer Comment (2017-01-04): Material improvements were made
1774268			1774268	5205		Refinance Cash-out - Other	Investment				Loan Review Complete	11/28/2016	Credit	Credit Documentation	Credit	Cleared	12/23/2016	1	Missing Document: OFAC not provided				Reviewer Comment (2016-12-23): 12/23/16 Trailing documents reviewed and exception cleared
2486072			2486072	2800		Purchase	Investment				Loan Review Complete	03/09/2017	Credit	Credit Documentation	Credit	Cleared	03/20/2017	1	Missing Document: Credit Report not provided		If the Guarantor is a foreign national guidelines require evidence that their credit history was checked.		Seller Comment (2017-03-20): Attached credit report for foreign borrower. Reviewer Comment (2017-03-20): Verification of credit history being checked was received. Exception cleared.
2486383	2486383	5846	Purchase	Investment	Loan Review Complete	03/09/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	03/20/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.	There is a HUD from a sale in file, however this was not used as the sale occurred in August and the associated account statements showing the deposit and current balance are not apparent in file. Please also note that the guidelines require 12 months PITI in post closing reserves be documented for Foreign National borrowers. A minimum of 3 months of these reserves must be in a US based account.	Seller Comment (2017-03-20): Borrower had previously done a cash out loan with us in order to purchase this property. Because borrower is foreign national she kept the funds from the proceeds in an escrow account with the closing agent equaling rather than withdrawing them into her account. I have uploaded the HUD, a screenshot from the closing agent's computer, and a letter stating those funds are available for a purchase. Borrower is able to meet the down payment and reserve requirements with these funds.

																							Reviewer Comment (2017-03-20): Additional assets verified. Exception cleared.
2489291			2489291	4065		Refinance Cash-out - Other	Investment				Loan Review Complete	03/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	Missing Document: Background Check not provided				Seller Comment (2017-03-20): Riskview report attached. Reviewer Comment (2017-03-20): Background reports received reflecting no adverse entries. Exception cleared.
1791723			1791723	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file for both Guarantors reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2118179			2118179	6460		Purchase	Investment				Loan Review Complete	01/12/2017	Credit	Credit Documentation	Credit	Cleared	01/25/2017	1	No evidence of fraud report in file		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
4116622			4116622	6569		Purchase	Investment				Loan Review Complete	08/23/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.		Per guidelines an enhanced desk review product is required on all transactions. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required. An enhanced desk review is not apparent in file.		Reviewer Comment (2017-08-28): Set in error - added to revised guidelines after the note date
1777869			1777869	2904		Refinance Rate/Term	Investment				Loan Review Complete	11/28/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/05/2016	1	Missing Document: Guarantor Agreement not provided		In file is not executed.		Reviewer Comment (2016-12-05): 12/5/16 Trailing document reviewed and exception cleared.
1791519			1791519	2924		Refinance Rate/Term	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
1776947			1776947	3831		Refinance Rate/Term	Investment				Loan Review Complete	11/28/2016	Credit	Misc	Credit	Cleared	12/05/2016	1	Credit Exception:		Note is not fully executed		Reviewer Comment (2016-12-05): 12/5/16 Trailing document reviewed and exception cleared.
1777868			1777868	4060		Refinance Rate/Term	Investment				Loan Review Complete	11/28/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/05/2016	1	Missing Document: Business Purpose Certificate not provided		Loan Agreement in file is not executed.		Reviewer Comment (2016-12-05): 12/5/16 Trailing document reviewed and exception cleared.
1777872			1777872	4061		Refinance Rate/Term	Investment				Loan Review Complete	11/28/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/05/2016	1	Missing Document: Non-Owner Occupancy Declaration not provided		In file is not executed.		Reviewer Comment (2016-12-05): 12/5/16 Trailing document reviewed and exception cleared.
1777862			1777862	4747		Refinance Rate/Term	Investment				Loan Review Complete	11/28/2016	Compliance	Federal Compliance	Credit	Cleared	01/03/2017	1	Missing Final HUD-1		In file is not executed.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared
1776988			1776988	6271		Refinance Rate/Term	Investment				Loan Review Complete	11/28/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	12/05/2016	1	Security Instrument is not signed by borrower(s).				Reviewer Comment (2016-12-05): 12/5/16 Trailing document reviewed and exception cleared.
2643641			2643641	2924		Purchase	Investment		IL		Loan Review Complete	03/27/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/30/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist		Seller Comment (2017-03-28): Riskview Report attached Reviewer Comment (2017-03-30): 3/30/17 Trailing documents reviewed and exception cleared.
1786024			1786024	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/29/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2492320	2492320	4747	Refinance Cash-out - Other	Investment	Loan Review Complete	03/10/2017	Compliance	Federal Compliance	Compliance	Cleared	03/20/2017	1	Missing Final HUD-1	Executed HUD in file reflects "Estimated".	Seller Comment (2017-03-17): HUD in folder

Seller Comment (2017-03-20): Per Closing agent, they only require the borrower sign the estimated Settlement statement but borrower was provided a final statement from title that I have attached.

																							Reviewer Comment (2017-03-20): Received in trailing documents. Exception cleared.
2493803			2493803	2800		Refinance Cash-out - Other	Investment				Loan Review Complete	03/10/2017	Credit	Credit Documentation	Credit	Cleared	03/20/2017	1	Missing Document: Credit Report not provided		Guide requires evidence that credit was checked for all Guarantors when they are Foreign Nationals.		Seller Comment (2017-03-20): Attached credit report for foreign borrower Reviewer Comment (2017-03-20): Verification of credit history being checked was received. Exception cleared.
2117805			2117805	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	01/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2496455	2496455	4065	Purchase	Investment	Loan Review Complete	03/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/22/2017	1	Missing Document: Background Check not provided	Criminal records search was not apparent in file.	Seller Comment (2017-03-20): Articles of Organization and Operating agreement for proving 100% Ownership

Reviewer Comment (2017-03-20): Background Report provided reflects three Misdemeanor charges withing last 12 months. Description unavailable. Investor Consideration required.

Seller Comment (2017-03-20): The three misdemeanors referenced are all the same per the court case number.  Attached is criminal record for the case.

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2496365			2496365	5846		Purchase	Investment				Loan Review Complete	03/10/2017	Assets	Asset Calculation / Analysis	Credit	Cleared	03/20/2017	1	Cash available for Closing is insufficient to cover Cash From Borrower.		Note: Account statements are in file for accounts held by , however these were not considered as documentation is not apparent in file to confirm that the Guarantor is 100% owner of said entity/ account holder per guidelines.		Seller Comment (2017-03-20): Articles of Organization and Operating agreement for proving 100% Ownership Reviewer Comment (2017-03-20): Additional assets verified. Exception cleared.
2496740	2496740	2919	Purchase	Investment	GA	Loan Review Complete	03/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	Missing Document: Other not provided	Certificate of Existence in file does not constitute a Certificate of Good Standing.	Seller Comment (2017-03-20): In the state of Georgia, Certificate of Good standing is called Certificate of Existence. https://www.getincnow.com/Georgia-Good-Standing-Certificate.php

																							Reviewer Comment (2017-03-20): Document was provided in original file submission. Exception cleared.
2495382			2495382	4065		Purchase	Investment		GA		Loan Review Complete	03/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	Missing Document: Background Check not provided		Criminal record search is not apparent in file.		Seller Comment (2017-03-20): Riskview Report Attached Reviewer Comment (2017-03-20): Background reports received reflecting no adverse entries. Exception cleared.
2496839			2496839	5806		Purchase	Investment		GA		Loan Review Complete	03/10/2017	Credit	Credit Documentation	Credit	Cleared	03/20/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.		Rent loss insurance is required per guidelines.		Seller Comment (2017-03-20): Coverage D: Addtional living expense is considered as rent loss coverage Reviewer Comment (2017-03-20): Additional review of policy complete. Exception cleared.
2528744	2528744	2919	Purchase	Investment	Loan Review Complete	03/15/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/22/2017	1	Missing Document: Other not provided	Guarantor resides in a community property state, however spousal consent was not apparent in file.	Seller Comment (2017-03-20): Borrower is a business entity not an actual person, so this does not apply

Reviewer Comment (2017-03-20): Spousal consent required for Guarantors in communal property states. Investor approval required.

Seller Comment (2017-03-21): Per borrower's 1040 guarantor filed single and does not have or claim a spouse.

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2650391	2650391	3831	Purchase	Investment	Loan Review Complete	03/27/2017	Credit	Misc	Credit	Cleared	04/03/2017	1	Credit Exception:	Guidelines require at least 6 months of liquid PITI. The asset statements for the 2 documented account in file only support $6,673.04.	Seller Comment (2017-03-31): Per the guidelines, 25% of the cash out funds can be considered in required reserves. Borrower received in cash out funds and 25% of that is .

																							Reviewer Comment (2017-04-03): 4/3/17 Trailing comments reviewed and exception cleared as it was added in error. Cash back allowed to be used for reserves. This allowance was not prohibited until the guideline update after closing.
2650881	2650881	3831	Purchase	Investment	Loan Review Complete	03/27/2017	Credit	Misc	Credit	Cleared	04/06/2017	1	Credit Exception:	Minimum DSCR of 1.3 per guidelines was not met. The primary difference in the calculation appears to pertain to the property taxes on each property. Schedule B - Section I reflects in annual property taxes for both properties. The lender DSCR does not appear to include this amount.	Seller Comment (2017-03-31): The difference in tax calculation is a Water and Sewer bill from the city of . Per the tax bill that I have uploaded the responsibility of the water and sewer is the tenant's. If you look to the right the account is in the name of . I have also uploaded the lease showing that she is in fact the tenant.

Reviewer Comment (2017-04-03): 4/3/17 The tax amount on the property in question was reduced by the amount of the water and sewer bill per lease which indicates it is the tenant's responsibility.  However, the remaining Summer and Winter taxes equates to .  The result in the DSCR calculation is 1.28 which still does not meet the required level of 1.3.  Unable to clear the exception.

Reviewer Comment (2017-04-06): updated rentail info

																							Reviewer Comment (2017-04-06): Updated lease/rent amount
2631466	2631466	596	Refinance Cash-out - Other	Investment	Loan Review Complete	03/24/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	03/30/2017	1	Missing Lien(s) negatively impacting title	A lien for was filed per schedule B Section II.	Seller Comment (2017-03-28): This lien was taken care of at closing. Please see attached bill from the lien holder and

Seller Comment (2017-03-28): This lien was taken care of at closing. Please see attached bill from the lien holder and line 104 on the HUD where it shows the lien getting cleared.

																							Reviewer Comment (2017-03-30): 3/30/17 Trailing documents reviewed and exception cleared
2656764	2656764	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/28/2017	Credit	Misc	Credit	Cleared	03/30/2017	1	Credit Exception:	12 months PITI in reserves is required per guidelines (FN borrower). This is not apparent in file. Please note that illustration of the current exchange rate was not apparent and as a result the HSBC account funds were not included in the analysis. Guide allows 75% usage when properly documented.	Seller Comment (2017-03-29): 12 months reserves are . Borrower had in a USD account at time of closing. Per the guidelines we can also consider 25% of the cash out proceeds as reserves. Cash out proceeds were and 25% of those proceeds equal . In the account she has in that converted into gives her . With the 75% haircut that equals .

																							Reviewer Comment (2017-03-30): 3/30/17 Trailing comments reviewed and exception cleared as guidelines prior to February allow cash out proceeds to be used for funds to close and reserves. Exception set in error.
2497144	2497144	454	Refinance Cash-out - Other	Investment	Loan Review Complete	03/10/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	03/22/2017	1	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	First due date is not correct. Due , should be, Maturity date should be	Reviewer Comment (2017-03-22): Received copy of Note that was provided in the initial file submission. Note reflects first payment and maturity dates that equate to 372 amortization. Calculated P&I is inaccurate based on the amortization listed in the Note.

																							Reviewer Comment (2017-03-22): Signed corrected Note provided reflecting 360 amortization and calculated P&I of 1687.76. Exception cleared.
2497881	2497881	564	Purchase	Investment	FL	Loan Review Complete	03/10/2017	Borrower and Mortgage Eligibility	Borrower Eligibility	Credit	Cleared	03/20/2017	1	1003 Error: Citizenship was not provided	Seller Comment (2017-03-20): We do not require a 1003 application. Borrower is a Foreign national and an passports was provided

																							Reviewer Comment (2017-03-20): Borrower is a Foreign national and an passports was provided
2497846	2497846	564	Purchase	Investment	FL	Loan Review Complete	03/10/2017	Borrower and Mortgage Eligibility	Borrower Eligibility	Credit	Cleared	03/20/2017	1	1003 Error: Citizenship was not provided	Seller Comment (2017-03-20): We do not require a 1003 application. Borrower is a Foreign national and an passports was provided

																							Reviewer Comment (2017-03-20): Borrower is a Foreign national and an passports was provided
2497847	2497847	571	Purchase	Investment	FL	Loan Review Complete	03/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	1003 Error: SSN was not provided	Seller Comment (2017-03-20): We do not require 1003 application forms. Borrower is a foreign national from . She sent over her W-9 which states she has applied for a Social Security Number.

																							Reviewer Comment (2017-03-20): Borrower is a Foreign national and an passports was provided
2497882	2497882	571	Purchase	Investment	FL	Loan Review Complete	03/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/20/2017	1	1003 Error: SSN was not provided	Seller Comment (2017-03-20): We do not require 1003 application forms. Borrower is a foreign national from . He sent over his W-9 which states his U.S. Social Security Number.

																							Reviewer Comment (2017-03-20): Borrower is a Foreign national and an passports was provided
2643848	2643848	4780	Purchase	Investment	GA	Loan Review Complete	03/27/2017	Insurance	Insurance Documentation	Credit	Cleared	03/30/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Guidelines require coverage in an amount o cover the replacement cost. Appraisal in file reflects a replacement cost of . Coverage amount is .	Seller Comment (2017-03-29): Per the insurance agent the replacement cost for the property . There are several different methods to obtain replacement cost which can create minor differences in the "cost-new" estimate. It is likely appraiser and insurance agent used difference replacement cost calculator's in their determination of the cost new value which created a $75 difference.

																							Reviewer Comment (2017-03-30): 3/30/17 Trailing comments reviewed and exception cleared as the difference in replacement cost is not material. In reality the replacement cost can only be estimated. The nature of an estimate is that it is not an exact measurement.
2528144	2528144	2919	Refinance Cash-out - Other	Investment	Loan Review Complete	03/15/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/22/2017	1	Missing Document: Other not provided	Subject property and Guarantor residence is in a community property state, however spousal consent is not apparent in file.	Seller Comment (2017-03-20): Borrower is a business entity not an actual person, so this does not apply

Reviewer Comment (2017-03-20): Spousal consent required for Guarantors in communal property states. Investor approval required.

Seller Comment (2017-03-21): Per borrower's 1040 guarantors filed single and do not have or claim a spouse.

																							Reviewer Comment (2017-03-22): Confirmed with additional review. Exception cleared.
2648133	2648133	6569	Refinance Cash-out - Other	Investment	Loan Review Complete	03/27/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	04/06/2017	1	Missing secondary valuation product required for securitization.	A second valuation is not needed for the transaction.	Reviewer Comment (2017-03-27): Lender to order at time of securitization.

Reviewer Comment (2017-04-06): NA

																							Reviewer Comment (2017-04-06): NA client to order additional valuations as need for securitization.
4136142			4136142	3831		Purchase	Investment				Loan Review Complete	08/25/2017	Credit	Misc	Credit	Cleared	08/28/2017	1	Credit Exception:		Guidelines require that tax and insurance expenses are escrowed. The HUD in file does not reflect that impounds were collected for the insurance expense.		Reviewer Comment (2017-08-28): Set in error. HUD reflects hazard escrows in a different section of the HUD than where the tax impounds are located.
4136086			4136086	4507		Purchase	Investment				Loan Review Complete	08/25/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/28/2017	1	Missing Document: Certificate of Good Standing not provided		Document in file is dated . Unable to confirm current good standing.		Reviewer Comment (2017-08-28): Exception set in error. Note date was 2/14/17.
4136220			4136220	6569		Purchase	Investment				Loan Review Complete	08/25/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.		Per guidelines an enhanced desk review product is required on all transactions. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required. An enhanced desk review is not apparent in file for any of the properties.		Reviewer Comment (2017-08-28): Set in error. Was not required as of the note date. This was added to later revised guidelines.
4116466			4116466	7904		Purchase	Investment				Loan Review Complete	08/23/2017	Credit	Credit Eligibility	Credit	Waived	08/29/2017	2	Borrower has		No Exception approval in file.	Guideline variance approved by lender at time of origination.	Reviewer Comment (2017-08-29): Exception approval based on no lates, 2 closed mortgages, 1 active, 1 CC with 15 years history and high liquidity of reserves
2526934			2526934	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	03/15/2017	Credit	Misc	Credit	Cleared	03/20/2017	1	Credit Exception:		Criminal record search in file reflects a criminal case, however, the details of the incident are not apparent.		Seller Comment (2017-03-20): Riskview report for attached. Reviewer Comment (2017-03-20): Background reports received reflecting no adverse entries. Exception cleared.
2527028	2527028	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/15/2017	Credit	Misc	Credit	Cleared	03/20/2017	1	Credit Exception:	Guidelines require evidence of 6 months post closing PITI reserves. This was not apparent in file.	Seller Comment (2017-03-20): Per the guidelines at the time of closing, 25% of the cash out proceeds can be used in considering PITI Reserves. Borrower received $33,845.56 and had $7,000 in checking account which covers the 6 months of PITI Reserves

																							Reviewer Comment (2017-03-20): Confirmed with additional review. Exception cleared.
2527433	2527433	2919	Purchase	Investment	Loan Review Complete	03/15/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/28/2017	1	Missing Document: Other not provided	The Guarantor resides in a community property state, however spousal consent is not apparent in file.	Seller Comment (2017-03-20): Borrower is a business entity not an actual person, so this does not apply

Reviewer Comment (2017-03-20): Spousal consent required for Guarantors in communal property states. Investor approval required.

																							Reviewer Comment (2017-03-28): Clear per client
2644011	2644011	5806	Refinance Cash-out - Other	Investment	Loan Review Complete	03/27/2017	Credit	Credit Documentation	Credit	Cleared	04/03/2017	1	The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.	Rent loss coverage is required on all properties indicated on the note. Rent loss coverage was only evident for the property at . It was not apparent on the declaration pages for the other 4 properties.	Seller Comment (2017-03-29): Please see attached explanation of coverages where it states rent loss is 10% of coverage A

Reviewer Comment (2017-03-30): 3/30/17 Unable to clear.  The provided document is a description of coverages that "can" be obtained with DP-3, DP-1 and DP-1 Vacant designations.  None of these designations were found on the declaration pages for the properties in question.  Reviewer is unable to tie the trailing document with the declaration pages that exist in file.

Seller Comment (2017-03-31): Per the insurance agent, this explanation of coverage's is not a description of what "can" be obtained it is an explanation of what is obtained in the certain types of insurance policies through. Attached is an email confirmation I requested from the agent stating all policies are covered for rent/loss up to 10% of Coverage A.

Seller Comment (2017-03-31): Also, please see where it describes Rental Value coverage is up to 10% of coverage A is under the category "additional coverages automatically included"

																							Reviewer Comment (2017-04-03): 4/3/17 Per insurance agent's email in trailing documents all policies have 10% of the dwelling coverage for loss or rent.
4013923			4013923	4065		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	08/14/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Background Check not provided				Reviewer Comment (2017-08-29): received background check
4095592			4095592	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	08/22/2017	Credit	Misc	Credit	Cleared	09/07/2017	1	Credit Exception:		Spousal consent is not apparent in file. This is required to confirm that the Note/ Guaranty is enforceable. Guarantor is married and this is a community property state.		Reviewer Comment (2017-09-07): Client accepts no spousal consent due to guidelines not requiring it.
4016533			4016533	7897		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	08/14/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-08-29): Received letter from USAA showing policy includes Fair Rental Coverage.
4017976			4017976	6569		Refinance Cash-out - Other	Investment		MI		Loan Review Complete	08/14/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-08-28): Set in error - requirement was added to revised guidelines after origination.
4018316			4018316	6569		Refinance Cash-out - Other	Investment		MI		Loan Review Complete	08/14/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/28/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-08-28): Set in error - requirement was added to revised guidelines after origination.
4121831			4121831	4507		Refinance Rate/Term	Investment				Loan Review Complete	08/24/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Certificate of Good Standing not provided		The document in file is dated . Unable to confirm current good standing.		Reviewer Comment (2017-08-29): Received printout showing current and active.
4022735			4022735	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	08/15/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Some of the corporation documents indicate borrower as Incorporated and some indicate . Articles, by Laws indicate Incorporated, Certificate of Good Standing and Operating Agreement indicate . Unable to locate indication of change in business types in file.		Reviewer Comment (2017-08-29): Corporate docs were used to verify
4109335			4109335	4778		Refinance Cash-out - Other	Investment		NC		Reviewed with Exceptions	08/23/2017	Insurance	Insurance Documentation	Credit	Cleared	09/06/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The insurance documents in file do not confirm replacement cost coverage.		Reviewer Comment (2017-09-06): Coverage exceeds both loan amount and appraised value
4023792			4023792	6569		Refinance Cash-out - Other	Investment		NC		Reviewed with Exceptions	08/15/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	09/06/2017	1	Missing secondary valuation product required for securitization.		An enhanced desk review product is required on all transactions per guidelines. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required.		Reviewer Comment (2017-09-06): Received CDA
4023793			4023793	7897		Refinance Cash-out - Other	Investment		NC		Reviewed with Exceptions	08/15/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-08-29): Per the dwelling Property 2 attachment, rent loss is covered
4134643			4134643	767		Refinance Cash-out - Other	Investment				Loan Review Complete	08/25/2017	Credit	Credit Eligibility	Credit	Waived	09/06/2017	2	Public Record Issue:		Guidelines require that collections over $250 be paid in full. Evidence of this is not apparent in file.	Guideline variance approved by lender at time of origination.	Reviewer Comment (2017-09-06): Exception approval based on strong mortgage repayment history, high liquidity representing 12 months of PITI and documentation showing account is in dispute.
4137740			4137740	6569		Refinance Cash-out - Other	Investment				Loan Review Complete	08/25/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/29/2017	1	Missing secondary valuation product required for securitization.		Per guidelines an enhanced desk review product is required on all transactions. If the appraisal review product is more than 10% below the appraised value, a second appraisal is required. An enhanced desk review is not apparent in file for any of the 4 properties.		Reviewer Comment (2017-08-29): Received CDAs on all properties with no variances
4128305			4128305	4778		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	08/24/2017	Insurance	Insurance Documentation	Credit	Cleared	09/01/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance documents in file do not appear to confirm replacement cost coverage.		Reviewer Comment (2017-09-01): Loan has reimbursement pron which is replacement cost coverage
4114199			4114199	3831		Purchase	Investment		NY		Loan Review Complete	08/23/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Bylaws are not executed. This document must be executed by all 3 members.		Reviewer Comment (2017-08-29): Received signed bylaws
4113935			4113935	4778		Purchase	Investment		NY		Loan Review Complete	08/23/2017	Insurance	Insurance Documentation	Credit	Cleared	09/06/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance documents in file do not appear to confirm replacement cost coverage.		Reviewer Comment (2017-09-06): Received email from insurance agent stating policy is 100% replacement cost value
4114437			4114437	6276		Purchase	Investment		NY		Loan Review Complete	08/23/2017	Assets	Asset Documentation	Credit	Cleared	08/29/2017	1	Aged document: Asset Account {loan_asset.statement_end_date} is more than 90 days prior to the note.				Reviewer Comment (2017-08-29): Quarterly statements - next statement was not yet available.
4025895			4025895	5380		Purchase	Investment		FL		Loan Review Complete	08/15/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/30/2017	1	Missing Document: Operating Agreement not provided				Reviewer Comment (2017-08-30): Per Affidavit, company is sole owner by guarantor
4033542			4033542	2834		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/16/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2017-08-29): Received flood cert
4112550			4112550	4778		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	08/23/2017	Insurance	Insurance Documentation	Credit	Cleared	09/06/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance documents in file do not reflect replacement cost coverage.		Reviewer Comment (2017-09-06): Coverage meets loan amount and appraised value.
4035373			4035373	4507		Refinance Cash-out - Other	Investment				Loan Review Complete	08/16/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2017-08-29): Received Cert of Good Standing in trailing documents. Exception cleared.
4034630			4034630	3831		Refinance Cash-out - Other	Investment		MD		Loan Review Complete	08/16/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Guaranty in file (page 264) unsigned. Did not locate a signed guaranty in file for this member. Guidelines require all members to individually sign the personal guaranty.		Reviewer Comment (2017-08-29): Received Guaranty in trailing documents. Exception cleared.
4114644			4114644	4065		Refinance Cash-out - Other	Investment		PA		Loan Review Complete	08/23/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Background Check not provided				Reviewer Comment (2017-08-29): Received background check
4038056			4038056	4065		Refinance Cash-out - Other	Investment		VA		Loan Review Complete	08/16/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Background Check not provided				Reviewer Comment (2017-08-29): Received background check
4127886			4127886	4778		Refinance Cash-out - Other	Investment		VA		Loan Review Complete	08/24/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance documents do not appear to confirm replacement cost coverage.		Reviewer Comment (2017-08-29): Set in error - replacement cost new on the appraisal is covered.
4094825			4094825	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	08/22/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		The tax certificate is missing from the file to confirm a $490.50/ month tax expense.		Reviewer Comment (2017-08-29): received tax bill
4094938			4094938	3831		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	08/22/2017	Credit	Misc	Credit	Cleared	09/07/2017	1	Credit Exception:		Spousal consent is not apparent in file. This is required to confirm that the Note/ Guaranty is enforceable. Guarantor is married and this is a community property state.		Reviewer Comment (2017-09-07): Client okay with no spousal consent due to guidelines not being required
4064661			4064661	7897		Refinance Cash-out - Other	Investment		TX		Loan Review Complete	08/18/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-08-29): Received letter from USAA showing fair rental value coverage is provided
4061214			4061214	7897		Refinance Cash-out - Other	Investment				Loan Review Complete	08/18/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		This is not apparent on the insurance documents for .		Reviewer Comment (2017-08-29): Received dec page showing business income coverage for $21,600
4061970			4061970	4065		Refinance Rate/Term	Investment		MO		Loan Review Complete	08/18/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Background Check not provided				Reviewer Comment (2017-08-29): Received background check in trailing documents. Exception cleared.
4062803			4062803	2834		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/18/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Flood Certificate not provided				Reviewer Comment (2017-08-29): Received Flood Certificate in trailing documents. Exception cleared.
4062804			4062804	2842		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/18/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2017-08-29): Received evidence of sufficient insurance in trailing documents. Exception cleared.
4126759			4126759	2866		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/24/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	08/29/2017	1	Missing Document: Title Preliminary not provided				Reviewer Comment (2017-08-29): Received in trailing documents.
4126741			4126741	3831		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/24/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Unable to determine DSCR. No lease rent amount or market rent analysis in file.		Reviewer Comment (2017-08-29): Received in trailing documents. DSCR calculated.
4062840			4062840	4065		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/18/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/29/2017	1	Missing Document: Background Check not provided				Reviewer Comment (2017-08-29): Received background check in trailing documents. Exception cleared.
4062851			4062851	6569		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/18/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/29/2017	1	Missing secondary valuation product required for securitization.		CDA is required per guidelines.		Reviewer Comment (2017-08-29): Received CDA in trailing documents. Exception cleared.
4062852			4062852	7896		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/18/2017	Missing Document	Appraisal Documentation	Credit	Cleared	08/29/2017	1	The appraisal is missing from file and required by guidelines.				Reviewer Comment (2017-08-29): Received appraisal in trailing documents. Exception cleared.
4062853			4062853	7897		Refinance Rate/Term	Investment		SC		Loan Review Complete	08/18/2017	Insurance	Insurance Documentation	Credit	Cleared	08/29/2017	1	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.				Reviewer Comment (2017-08-29): Received evidence of sufficient insurance in trailing documents. Exception cleared.
4124551			4124551	3831		Purchase	Investment		IL		Loan Review Complete	08/24/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Some of the corporation documents indicate borrower as Incorporated and some indicate . Articles, by Laws indicate Incorporated, Certificate of Good Standing and Operating Agreement indicate . Unable to locate indication of change in business types in file.		Reviewer Comment (2017-08-29): Corporation docs provided to tie assets to borrowers.
4124496			4124496	4778		Purchase	Investment		IL		Loan Review Complete	08/24/2017	Insurance	Insurance Documentation	Credit	Cleared	09/06/2017	1	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance documents do not appear to reflect replacement cost coverage.		Reviewer Comment (2017-09-06): Received dec page showing 100% replacement cost
4133204			4133204	3831		Refinance Cash-out - Other	Investment		IL		Loan Review Complete	08/25/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Insurance documents do not appear to confirm replacement cost coverage.		Reviewer Comment (2017-08-29): Set in error - replacement cost new on the appraisal is covered.
4124311			4124311	6569		Refinance Cash-out - Other	Investment				Loan Review Complete	08/24/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	08/29/2017	1	Missing secondary valuation product required for securitization.		CDA is in file for only one of the two properties. The file is missing the CDA for .		Reviewer Comment (2017-08-29): Received CDA in trailing documents. Exception cleared.
4133726			4133726	3831		Purchase	Investment		MS		Loan Review Complete	08/25/2017	Credit	Misc	Credit	Cleared	08/29/2017	1	Credit Exception:		Operating Agreement in file is not executed.		Reviewer Comment (2017-08-29): received signed page
900718313			900718313	3295-4348		Purchase	Investment		NC		Post-Close Reviewed with Exceptions	03/16/2016	Title	Missing Document	Credit	Cleared	03/21/2016	1	Title: Evidence of title is missing				located in trailing docs
900012231			900012231	3658-4364		Refinance Rate/Term	Investment		GA		Post-Close Reviewed with Exceptions	09/23/2015	Credit	Miscellaneous	Credit	Cleared	09/25/2015	1	Credit Exception:				Document provided 9/25/15
1638395			1638395	2904		Purchase	Investment		MO		Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	11/21/2016	1	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2016-11-21): 11/21/16 Trailing comments reviewed. Per client ultimate equitable owner of account, therefore no recourse to owner of account is permitted by law. Exception cleared as Guarantor not applicable in this case.
1638690			1638690	3831		Purchase	Investment		MO		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	12/01/2016	1	Credit Exception:		Certificate of Good Standing expired. It is dated , while the note date is . 11/18/16 Trailing document reviewed and exception remains as the document which was sent is one and the same as the document that was reviewed with the initial file. The document is expired. A certificate dated around the time of closing is needed. 11/21/16 Trailing document reviewed and exception remains as the document which was sent is one and the same as the document that was reviewed with the initial file. The document is expired. A certificate dated around the time of closing is needed.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
1638714			1638714	3831		Purchase	Investment		MO		Loan Review Complete	11/04/2016	Credit	Misc	Credit	Cleared	12/01/2016	1	Credit Exception:		Operating Agreement is missing from the file. 11/21/16 Trailing comments reviewed and exception remains as the operating agreement is still not apparent.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents were reviewed and exception cleared.
745615	745615	2833	Refinance Rate/Term	Investment	Loan Review Complete	05/14/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	06/02/2016	1	Missing Document: Title Final not provided	Seller Comment (2016-05-25): We are still waiting to receive the title policies for those that are missing.

Reviewer Comment (2016-06-02): As per our conversation with client we are to waive the exception on title policy as they have title commitments.

Reviewer Comment (2016-06-02): .

																							Reviewer Comment (2016-06-02): Not required by client.
900718341			900718341	6238-4364		Refinance Cash-out - Other	Investment		IN		Post-Close Reviewed with Exceptions	03/16/2016	Credit	Miscellaneous	Credit	Cleared	03/23/2016	1	Credit Exception:				additional statement was provided in file which showed sufficient funds for reserves
900718343			900718343	6238-4366		Refinance Cash-out - Other	Investment		IN		Post-Close Reviewed with Exceptions	03/16/2016	Credit	Miscellaneous	Credit	Cleared	03/23/2016	1	Credit Exception:				additional statement was provided in file which showed sufficient funds for reserves
2118862			2118862	2833		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	01/12/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	01/25/2017	1	Missing Document: Title Final not provided				Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2127279			2127279	3831		Refinance Cash-out - Other	Investment		OH		Loan Review Complete	01/13/2017	Credit	Misc	Credit	Cleared	01/25/2017	1	Credit Exception:		Per guidelines foreign nationals will be checked for credit history. Evidence of this was not apparent in file.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
1638775			1638775	2833		Refinance Cash-out - Other	Investment				Loan Review Complete	11/04/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	12/07/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-12-07): Commitment in file
1643541			1643541	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1638766			1638766	4061		Refinance Cash-out - Other	Investment				Loan Review Complete	11/04/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/06/2016	1	Missing Document: Non-Owner Occupancy Declaration not provided		11/18/16 Trailing document reviewed, however, the exception was not cleared as the affidavit which was provided only reflects 2 property addresses. The note reflects 3 property addresses.		Reviewer Comment (2016-12-06): Review of the mortgage shows affidavit of occupancy attached.
1643643			1643643	2833		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Closing / Title	Credit	Cleared	11/18/2016	1	Missing Document: Title Final not provided				Reviewer Comment (2016-11-18): 11/18/16 Trailing document reviewed and exception cleared.
1643948			1643948	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/07/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	12/01/2016	1	Missing Document: Fraud Report not provided		11/21/16 Additional review performed and ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exists.		Reviewer Comment (2016-12-01): 12/1/16 Trailing documents (including criminal records search) were reviewed and exception cleared.
1789546			1789546	2924		Refinance Cash-out - Other	Investment				Loan Review Complete	11/30/2016	Loan Package Documentation	Application / Processing	Credit	Cleared	01/03/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-03): 1/3/17 Trailing document reviewed and exception cleared.
2120979	2120979	2919	Purchase	Investment	GA	Loan Review Complete	01/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/30/2017	1	Missing Document: Other not provided	Certificate of Good Standing is not apparent in file.	Reviewer Comment (2017-01-25): A Certificate of Existence is not one and the same as a Certificate of Good Standing as is evident in the second paragraph of the document in question.

Reviewer Comment (2017-01-30): Clear

																							Reviewer Comment (2017-01-30): Based on GA Secretary of State's office the Certificate of Existence is their version of the certificate of good standing.
2119408			2119408	2924		Purchase	Investment		GA		Loan Review Complete	01/12/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/25/2017	1	Missing Document: Fraud Report not provided		ProScan Alert in file reflects that "further verification is required for detection of possible fraud". Furthermore, this fraud product does not appear to confirm if any past incidents of financial fraud or dishonesty exist.		Reviewer Comment (2017-01-25): 1/25/17 Trailing documents reviewed and exception cleared
2091001			2091001	2919		Refinance Cash-out - Other	Investment				Loan Review Complete	01/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/17/2017	1	Missing Document: Other not provided		Certificate of Incumbency is not apparent in file. Needed to determine ownership breakdown etc. Credit report is required for primary stakeholder.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2082876			2082876	4516		Refinance Cash-out - Other	Investment				Loan Review Complete	01/08/2017	Fix and Flip	General	Credit	Cleared	01/17/2017	1	Borrowing entity is an LLC yet the Articles of Organization / Formation are noted as missing.				Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2082877			2082877	4517		Refinance Cash-out - Other	Investment				Loan Review Complete	01/08/2017	Fix and Flip	General	Credit	Cleared	01/17/2017	1	Borrowing entity is an LLC with no Corporate Resolution in the file.				Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2082878			2082878	4518		Refinance Cash-out - Other	Investment				Loan Review Complete	01/08/2017	Fix and Flip	General	Credit	Cleared	01/17/2017	1	Borrowing entity is an LLC with no Certificate of Good Standing in the file.				Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2090993			2090993	5380		Refinance Cash-out - Other	Investment				Loan Review Complete	01/09/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	01/17/2017	1	Missing Document: Operating Agreement not provided		Needed to determine ownership breakdown etc. Credit report is required for primary stakeholder.		Reviewer Comment (2017-01-17): 1/17/17 Trailing documents reviewed and exception cleared
2082875			2082875	6569		Refinance Cash-out - Other	Investment				Loan Review Complete	01/08/2017	Property - Appraisal	Appraisal Documentation	Property	Cleared	01/17/2017	1	Missing secondary valuation product required for securitization.				Reviewer Comment (2017-01-17): 1/17/17 Additional review performed and exception cleared as this is no longer needed per CSM and client email.
2348321			2348321	3831		Refinance Cash-out - Other	Investment				Loan Review Complete	02/17/2017	Credit	Misc	Credit	Cleared	03/02/2017	1	Credit Exception:		Only page 1 of December 2016 bank statement for was provided. Missing pages 4-5. November 2016 statement is missing pages 1-3.		Reviewer Comment (2017-03-02): Received all pages of both statements
2357522	2357522	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	02/20/2017	Credit	Misc	Credit	Cleared	03/06/2017	1	Credit Exception:	Guidelines allow usage of business funds where the borrower is 100% owner of the business. It appears in this case that the borrower owns 51% and his wife owns 49% of the business. His wife is not a borrower. Lender consideration is required.	Seller Comment (2017-03-06): is owned 100% by the borrower not 51%. This is the business the property is closed in. See 9.

																							Reviewer Comment (2017-03-06): The business entity for this transaction is 100% sole owner by , no exception required
2479103	2479103	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/08/2017	Credit	Misc	Credit	Cleared	03/17/2017	1	Credit Exception:	Executive approval is not apparent in file for the DSCR being below 1.5 on a 4 unit property (cross collateral). Reviewer used the lower of the in place and market rent for each property per 2/1/17 guidelines. The lender used the higher of the two.	Seller Comment (2017-03-14): The loan's DSCR was calculated using the January 1 guidelines since the loan went into processing in January. Under those guidelines, Market rent is used in calculating DSCR.

																							Reviewer Comment (2017-03-17): 3/17/17 Trailing comments reviewed and exception cleared. DSCR was recalculated and is actually acceptable (higher than 1.5) using the lower of the two rent amounts for each dwelling.
2540135	2540135	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/16/2017	Credit	Misc	Credit	Cleared	03/22/2017	1	Credit Exception:	For the property at 2 the approval reflects that the rent amount in place is $1,350, however the lease documentation in file is from 2014 and the market rent analysis (part of the appraisal) reflects that current rent paid is $684/ month. DSCR may be excessive if $684/ month is used.	Seller Comment (2017-03-20): Attached letter of explanation regarding leases that are still in place year to year unless cancelled by either party. New leases are not signed each year. The lease remains active until the lessor or lessee cancels with a 60 day notice.

																							Reviewer Comment (2017-03-22): Confirmed with additional review of lease and addendum. Property rent is also partly paid by , rent as stated on appraisal appears to reflect tenant paid portion. Exception cleared.
2545173			2545173	5383		Refinance Cash-out - Other	Investment				Loan Review Complete	03/16/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	03/28/2017	1	Missing Document: Spousal Consent Form not provided		Texas is a community property state.		Reviewer Comment (2017-03-28): 3/28/17 Trailing document reviewed and exception cleared.
2534283	2534283	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/15/2017	Credit	Misc	Credit	Cleared	03/20/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears in the National Fraud Protection Database.	Seller Comment (2017-03-17): Appraiser is currently in good standing per report. Allegations were in 2006 & 2008 and appraiser completed the 45 hours of education as part of his penalty.

Reviewer Comment (2017-03-17): 3/17/17 Unable to clear.  An exception approval signed by management  is still not apparent.

																							Reviewer Comment (2017-03-20): Appraiser is currently in good standing per report. Allegations were in 2006 & 2008 and appraiser completed the 45 hours of education as part of his penalty.
2534387	2534387	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	03/15/2017	Credit	Misc	Credit	Cleared	03/17/2017	1	Credit Exception:	Property A and Property C on the approval in file reflect a DSCR less than 1.2 (based on the lower of the market and in place rents) and the value is less than on each. This would appear to be a guideline violation (2/1/17 guidelines used).	Seller Comment (2017-03-17): Loan was put into processing in January 2017 and therefore underwritten under the January 1 guidelines. These guidelines use the Market Rent to calculate the DSCR and not the lower of the two rents. This in noted in our tape submitted, Column CB.

Reviewer Comment (2017-03-17): .

																							Reviewer Comment (2017-03-17): 3/17/17 Trailing comments reviewed and exception cleared as prior guidelines were used. Per CSM apply guidelines in effect at the time the loan was put into processing.
2726815			2726815	5383		Refinance Cash-out - Other	Investment				Loan Review Complete	04/03/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/23/2017	1	Missing Document: Spousal Consent Form not provided		Community property state (Wisconsin).		Reviewer Comment (2017-05-23): Received spousal consent
2690338	2690338	3831	Refinance Rate/Term	Investment	Loan Review Complete	03/30/2017	Credit	Misc	Credit	Cleared	04/06/2017	1	Credit Exception:	Lender exception approval is in file page 169 allowing the max portfolio balance of $300,000 (associated with the applicable credit score) to be exceeded. Max approved total portfolio balance is $1,500,000.	Seller Comment (2017-04-04): Confused on what the issue is. Approval is completed to approve the portfolio balance and the UPB balance of this loan is which falls within the maximum amount.

																							Reviewer Comment (2017-04-06): Additional review conducted. Exception cleared.
2779220			2779220	767		Refinance Cash-out - Other	Investment				Loan Review Complete	04/08/2017	Credit	Credit Eligibility	Credit	Cleared	04/14/2017	1	Public Record Issue:				Seller Comment (2017-04-12): These taxes were paid in full through the closing of our loan. Reviewer Comment (2017-04-14): Taxes were paid through loan closing. Exception cleared.
2762722	2762722	597	Refinance Cash-out - Other	Investment	Loan Review Complete	04/06/2017	Loan Package Documentation	Closing / Title	Credit	Cleared	04/26/2017	1	Taxes: Subject property taxes not documented	Tax certificates were not apparent in file for the 6 subject properties. These are needed to confirm the monthly/ annual tax amounts. DSCR is subject to change.	Seller Comment (2017-04-17): Property taxes were listed within the Title Commitment on pages 4 & 5.

																							Reviewer Comment (2017-04-26): 4/26/17 Trailing rebuttal comments/ docs reviewed and exception cleared
2914391			2914391	4747		Refinance Cash-out - Other	Investment				Loan Review Complete	04/25/2017	Compliance	Federal Compliance	Credit	Cleared	04/28/2017	1	Missing Final HUD-1		Pages 2 and 3 (out of 4 pages) of the signed final HUD are missing from the file.		Reviewer Comment (2017-04-28): Received all pages of the Final HUD that was signed in the file submission. Exception cleared.
3059170	3059170	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	05/09/2017	Credit	Misc	Credit	Cleared	05/17/2017	1	Credit Exception:	Fraud report in file reflects that the loan officer appears on the National Fraud Protection Database.	Seller Comment (2017-05-16): The NFPD alert is on a Account Executive. As the notes on the Fraudguard indicate, internal account executives are approved so no exception is needed.

																							Reviewer Comment (2017-05-17): 5/17/17 Cleared per CSM as this was addressed with the client and it has been determined that this is an exception we can based on the following feedback: shows up on Fraudguard because he allowed his license to expire in Georgia since he was no longer going to be working for himself. He’s no longer originating loans in the state as a licensed broker.
3077260			3077260	5383		Refinance Cash-out - Other	Investment				Loan Review Complete	05/10/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/31/2017	1	Missing Document: Spousal Consent Form not provided				Seller Comment (2017-05-31): Contacted customer and he is single. Updated loan application. Reviewer Comment (2017-05-31): Received application - borrower is not married
3051527	3051527	3831	Refinance Cash-out - Other	Investment	Reviewed with Exceptions	05/08/2017	Credit	Misc	Credit	Waived	05/16/2017	2	Credit Exception:	A lender exception is apparent in file to allow usage of a bank statements that reflect the subject property address.	Guideline variance approved by lender at time of origination	Seller Comment (2017-05-16): Executive approval was obtained regarding the subject address being on bank statement. Not sure what else is needed.

Reviewer Comment (2017-05-16): No discipline found in NJ or NY. Certified Residential on HUD and ASC rosters.  Alert is not the same name as the appraiser per executive committee.

Reviewer Comment (2017-05-16): Comments meant for a separate exception.

																							Reviewer Comment (2017-05-16): Compensating factors are active leases, mortgage statements, LOE, utility bills and homestead exemption on primary residence. All support that subject is not owner occupied.
3051607	3051607	3831	Refinance Cash-out - Other	Investment	Reviewed with Exceptions	05/08/2017	Credit	Misc	Credit	Cleared	10/13/2017	1	Credit Exception:	The appraiser appears on 2 or more industry ineligible lists per the fraud report in file. Lender exception approval is apparent in file based on the fact that no discipline was found in NJ or NY and the appraiser is Certified Residential on HUD and ASC rosters.	Seller Comment (2017-05-16): Executive approval was obtained regarding the appraiser. Further investigation did not find anything to warrant not using appraiser. Not sure what else is needed here.

Reviewer Comment (2017-05-16): No discipline found in NJ or NY. Certified Residential on HUD and ASC rosters.  Alert is not the same name as the appraiser per executive committee.

Reviewer Comment (2017-10-13): Move to clear

																							Reviewer Comment (2017-10-13): Reviewed ASC.gov and State of NJ website, no disciplinary actions, suspensions or other derogatory issues found.
3051647	3051647	3831	Refinance Cash-out - Other	Investment	Reviewed with Exceptions	05/08/2017	Credit	Misc	Credit	Cleared	06/06/2017	1	Credit Exception:	Lender exception approval is in file to allow qualification as a non-owner occupied property even though one of the lease agreements shows as the landlord address.	Seller Comment (2017-05-16): Executive approval was obtained regarding the property being non-owner occupied. Property has two active leases and customer showed homestead exemption on primary residence to prove property is non-owner occupied. Not sure what else is needed here.

Reviewer Comment (2017-05-16): Lender obtained active lease agreements, LOE, mortgage statement, utility bills and homestead exemption on the primary residence to confirm that the subject is not owner occupied.

Reviewer Comment (2017-06-06): Able to clear based on documentation

																							Reviewer Comment (2017-06-06): Documentation in file shows borrower does not reside at subject property
3040955	3040955	4057	Refinance Cash-out - Other	Investment	Reviewed with Exceptions	05/06/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/25/2017	1	Missing Document: Articles of Incorporation not provided	Reviewer Comment (2017-05-16): 5/16/17 Unable to clear. The provided document is a Certificate of Good Standing and does not constitute the Articles of Incorporation.

Seller Comment (2017-05-23): Our 2/1 guidelines do not require a review of the Articles of Incorporation.  Review of Certificate of Good Standing and EIN information from IRS is sufficient review of corporate documents.

																							Reviewer Comment (2017-05-25): Loan documentation meets guidelines
3253556	3253556	3831	Refinance Cash-out - Other	Investment	Loan Review Complete	05/26/2017	Credit	Misc	Credit	Cleared	08/02/2017	1	Credit Exception:	Per the fraud report in file the appraiser appears on 2 or more industry ineligible lists.	Reviewer Comment (2017-05-26): Lender elevated review approved an exception to allow for the appraiser as follows: Based on 's verification that appraiser is licensed and active, appraiser and appraisal are approved.

																							Reviewer Comment (2017-08-02): Cleared - per research by client, licensed and active
3253677			3253677	5385		Refinance Cash-out - Other	Investment				Loan Review Complete	05/26/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	06/01/2017	1	Missing Document: Trust Agreement not provided		Sole member of the borrowing entity is a Trust.		Reviewer Comment (2017-06-01): 6/1/17 Trailing documents reviewed and exception cleared.
2909805	2909805	5386	Refinance Cash-out - Other	Investment	Loan Review Complete	04/25/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	05/11/2017	1	Missing Document: Limited Partnership Agreement not provided	Seller Comment (2017-04-28): The corporate documents were approved and the limited partnership agreement is not a requirement.

Seller Comment (2017-05-04): Corporate documents were approved.  A limited partnership agreement is not a requirement.

																							Reviewer Comment (2017-05-11): agreement is not a required
3953410			3953410	2859		Refinance Cash-out - Other	Investment				Loan Review Complete	08/07/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/13/2017	1	Missing Document: Mortgage Loan Payoff Statement not provided		No pay off letters are in file.		Reviewer Comment (2017-08-13): Received payoff letter
3965657			3965657	4507		Refinance Cash-out - Other	Investment				Loan Review Complete	08/08/2017	Loan Package Documentation	Application / Processing	Credit	Cleared	08/13/2017	1	Missing Document: Certificate of Good Standing not provided		Document in file does not constitute good standing. An on line search indicated that good standing was actually "restored" on . Documentation needs to be provided to confirm this good standing status.		Reviewer Comment (2017-08-13): Received cert from showing in existence and not yet filed annual report and not filed dissolution